UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-01829
Columbia Acorn Trust
(Exact name of registrant as specified in charter)

71 S Wacker Dr.
Suite 2500
Chicago, IL 60606, USA
(Address of principal executive offices) (Zip code)

Ryan C. Larrenaga
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, Massachusetts 02210

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, Massachusetts 02210

(Name and address of agent for service)
Registrant's telephone number, in
cl
uding area code:
(312)

634-9200
Date of fiscal year end:
Last Day of

December
Date of reporting period:
December 31, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia Acorn
®
Fund
Class A / LACAX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about Columbia Acorn
®
Fund (the Fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 116	1.08%
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the financials, health care and consumer staples sectors boosted the Fund’s results most during the annual period.
Allocations
| Smaller allocations to the materials and energy sectors and a larger allocation to the industrials sector buoyed Fund results during the annual period.
Individual holdings
| Positions in Natera, Inc., a genetic testing company; Williams-Sonoma, Inc., a home products retailer; Curtiss-Wright Corp., a global integrated aerospace and defense contractor; Credo Technology Group Holding Ltd., a manufacturer of circuits and cables for connectivity solutions; and FTAI Aviation Ltd., which maintains and leases commercial jet engines, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the information technology, consumer discretionary and materials sectors hurt the Fund’s results during the annual period.
Allocations
| Small weightings in the financials and communication services sectors detracted.
Individual holdings
| Fund positions in Five Below, Inc., a specialty value retailer; Atkore, Inc., a leading manufacturer of electrical, mechanical, safety and infrastructure products; Sprout Social, Inc., a provider of online social media management tools for businesses; Repligen Corp., a global life sciences company; and WillScot Holdings Corp., which offers turnkey office space and storage solutions, were among the top detractors during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	14.15	5.18	7.59
Class A (including sales charges)	7.55	3.95	6.95
Russell 2500® Growth Index	13.90	8.08	9.45
Russell 3000 ® Index (a)	23.81	13.86	12.55
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to the Russell 2500
®
Growth Index, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

Past performance does not guarantee future performance
.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 2,728,833,683
Total number of portfolio holdings	104
Investment advisory fee (represents 0.69% of Fund average net assets)	$ 19,213,063
Portfolio turnover for the reporting period	81%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Churchill Downs, Inc.	2.6%
Bio-Techne Corp.	2.4%
FTAI Aviation Ltd.	2.4%
Five Below, Inc.	2.4%
GCM Grosvenor, Inc., Class A	2.2%
Curtiss-Wright Corp.	2.2%
Glaukos Corp.	2.1%
SPX Technologies, Inc.	2.0%
BJ's Wholesale Club Holdings, Inc.	2.0%
Blue Owl Capital, Inc.	1.9%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Acorn Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Wanger Asset Management, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Acorn
®
Fund
Class C / LIACX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about Columbia Acorn
®
Fund (the Fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 196	1.83%
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the financials, health care and consumer staples sectors boosted the Fund’s results most during the annual period.
Allocations
| Smaller allocations to the materials and energy sectors and a larger allocation to the industrials sector buoyed Fund results during the annual period.
Individual holdings
| Positions in Natera, Inc., a genetic testing company; Williams-Sonoma, Inc., a home products retailer; Curtiss-Wright Corp., a global integrated aerospace and defense contractor; Credo Technology Group Holding Ltd., a manufacturer of circuits and cables for connectivity solutions; and FTAI Aviation Ltd., which maintains and leases commercial jet engines, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the information technology, consumer discretionary and materials sectors hurt the Fund’s results during the annual period.
Allocations
| Small weightings in the financials and communication services sectors detracted.
Individual holdings
| Fund positions in Five Below, Inc., a specialty value retailer; Atkore, Inc., a leading manufacturer of electrical, mechanical, safety and infrastructure products; Sprout Social, Inc., a provider of online social media management tools for businesses; Repligen Corp., a global life sciences company; and WillScot Holdings Corp., which offers turnkey office space and storage solutions, were among the top detractors during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class C shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	13.28	4.40	6.78
Class C (including sales charges)	12.28	4.40	6.78
Russell 2500 ® Growth Index	13.90	8.08	9.45
Russell 3000 ® Index (a)	23.81	13.86	12.55
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to the Russell 2500
®
Growth Index, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

Past performance does not guarantee future performance
.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 2,728,833,683
Total number of portfolio holdings	104
Investment advisory fee (represents 0.69% of Fund average net assets)	$ 19,213,063
Portfolio turnover for the reporting period	81%
Graphical Representation of Fund

Holdings
The tables below
show
the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Churchill Downs, Inc.	2.6%
Bio-Techne Corp.	2.4%
FTAI Aviation Ltd.	2.4%
Five Below, Inc.	2.4%
GCM Grosvenor, Inc., Class A	2.2%
Curtiss-Wright Corp.	2.2%
Glaukos Corp.	2.1%
SPX Technologies, Inc.	2.0%
BJ's Wholesale Club Holdings, Inc.	2.0%
Blue Owl Capital, Inc.	1.9%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Acorn Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Wanger Asset Management, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Acorn
®
Fund
Institutional Class / ACRNX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about Columbia Acorn
®
Fund (the Fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 89	0.83%
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the financials, health care and consumer staples sectors boosted the Fund’s results most during the annual period.
Allocations
| Smaller allocations to the materials and energy sectors and a larger allocation to the industrials sector buoyed Fund results during the annual period.
Individual holdings
| Positions in Natera, Inc., a genetic testing company; Williams-Sonoma, Inc., a home products retailer; Curtiss-Wright Corp., a global integrated aerospace and defense contractor; Credo Technology Group Holding Ltd., a manufacturer of circuits and cables for connectivity solutions; and FTAI Aviation Ltd., which maintains and leases commercial jet engines, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the information technology, consumer discretionary and materials sectors hurt the Fund’s results during the annual period.
Allocations
| Small weightings in the financials and communication services sectors detracted.
Individual holdings
| Fund positions in Five Below, Inc., a specialty value retailer; Atkore, Inc., a leading manufacturer of electrical, mechanical, safety and infrastructure products; Sprout Social, Inc., a provider of online social media management tools for businesses; Repligen Corp., a global life sciences company; and WillScot Holdings Corp., which offers turnkey office space and storage solutions, were among the top detractors during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	14.46	5.45	7.86
Russell 2500 ® Growth Index	13.90	8.08	9.45
Russell 3000 ® Index (a)	23.81	13.86	12.55
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to the Russell 2500
®
Growth Index, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

Past performance does not guarantee future performance
.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund
Statistics
Fund net assets	$ 2,728,833,683
Total number of portfolio holdings	104
Investment advisory fee (represents 0.69% of Fund average net assets)	$ 19,213,063
Portfolio turnover for the reporting period	81%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Churchill Downs, Inc.	2.6%
Bio-Techne Corp.	2.4%
FTAI Aviation Ltd.	2.4%
Five Below, Inc.	2.4%
GCM Grosvenor, Inc., Class A	2.2%
Curtiss-Wright Corp.	2.2%
Glaukos Corp.	2.1%
SPX Technologies, Inc.	2.0%
BJ's Wholesale Club Holdings, Inc.	2.0%
Blue Owl Capital, Inc.	1.9%
Asset
Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Acorn Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Wanger Asset Management, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Acorn
®
Fund
I
nstitutional 2 Class
/ CRBRX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about Columbia Acorn
®
Fund (the Fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 86	0.80%
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the financials, health care and consumer staples sectors boosted the Fund’s results most during the annual period.
Allocations
| Smaller allocations to the materials and energy sectors and a larger allocation to the industrials sector buoyed Fund results during the annual period.
Individual holdings
| Positions in Natera, Inc., a genetic testing company; Williams-Sonoma, Inc., a home products retailer; Curtiss-Wright Corp., a global integrated aerospace and defense contractor; Credo Technology Group Holding Ltd., a manufacturer of circuits and cables for connectivity solutions; and FTAI Aviation Ltd., which maintains and leases commercial jet engines, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the information technology, consumer discretionary and materials sectors hurt the Fund’s results during the annual period.
Allocations
| Small weightings in the financials and communication services sectors detracted.
Individual holdings
| Fund positions in Five Below, Inc., a specialty value retailer; Atkore, Inc., a leading manufacturer of electrical, mechanical, safety and infrastructure products; Sprout Social, Inc., a provider of online social media management tools for businesses; Repligen Corp., a global life sciences company; and WillScot Holdings Corp., which offers turnkey office space and storage solutions, were among the top detractors during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	14.51	5.48	7.89
Russell 2500® Growth Index	13.90	8.08	9.45
Russell 3000 ® Index (a)	23.81	13.86	12.55
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to the Russell 2500
®
Growth Index, which management believes more closely represents the market sect ors a
nd/or asset classes in which the Fund primarily invests.

Past performance does not guarantee future performance
.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 2,728,833,683
Total number of portfolio holdings	104
Investment advisory fee (represents 0.69% of Fund average net assets)	$ 19,213,063
Portfolio turnover for the reporting period	81%
Graphical Represen
ta
tion of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Churchill Downs, Inc.	2.6%
Bio-Techne Corp.	2.4%
FTAI Aviation Ltd.	2.4%
Five Below, Inc.	2.4%
GCM Grosvenor, Inc., Class A	2.2%
Curtiss-Wright Corp.	2.2%
Glaukos Corp.	2.1%
SPX Technologies, Inc.	2.0%
BJ's Wholesale Club Holdings, Inc.	2.0%
Blue Owl Capital, Inc.	1.9%
Asset
Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about th
e
Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Acorn Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Wanger Asset Management, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Acorn
®
Fund
Institutional 3 Class / CRBYX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about Columbia Acorn
®
Fund (the Fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting
period
?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 81	0.75%
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the financials, health care and consumer staples sectors boosted the Fund’s results most during the annual period.
Allocations
| Smaller allocations to the materials and energy sectors and a larger allocation to the industrials sector buoyed Fund results during the annual period.
Individual holdings
| Positions in Natera, Inc., a genetic testing company; Williams-Sonoma, Inc., a home products retailer; Curtiss-Wright Corp., a global integrated aerospace and defense contractor; Credo Technology Group Holding Ltd., a manufacturer of circuits and cables for connectivity solutions; and FTAI Aviation Ltd., which maintains and leases commercial jet engines, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the information technology, consumer discretionary and materials sectors hurt the Fund’s results during the annual period.
Allocations
| Small weightings in the financials and communication services sectors detracted.
Individual holdings
| Fund positions in Five Below, Inc., a specialty value retailer; Atkore, Inc., a leading manufacturer of electrical, mechanical, safety and infrastructure products; Sprout Social, Inc., a provider of online social media management tools for businesses; Repligen Corp., a global life sciences company; and WillScot Holdings Corp., which offers turnkey office space and storage solutions, were among the top detractors during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	14.50	5.51	7.94
Russell 2500® Growth Index	13.90	8.08	9.45
Russell 3000 ® Index (a)	23.81	13.86	12.55
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to the Russell 2500
®
Growth Index, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

Past performance does not guarantee future performance
.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key
Fund
Statistics
Fund net assets	$ 2,728,833,683
Total number of portfolio holdings	104
Investment advisory fee (represents 0.69% of Fund average net assets)	$ 19,213,063
Portfolio turnover for the reporting period	81%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Churchill Downs, Inc.	2.6%
Bio-Techne Corp.	2.4%
FTAI Aviation Ltd.	2.4%
Five Below, Inc.	2.4%
GCM Grosvenor, Inc., Class A	2.2%
Curtiss-Wright Corp.	2.2%
Glaukos Corp.	2.1%
SPX Technologies, Inc.	2.0%
BJ's Wholesale Club Holdings, Inc.	2.0%
Blue Owl Capital, Inc.	1.9%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Acorn Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Wanger Asset Management, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Acorn
®
Fund
Class S / ACRSX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about Columbia Acorn
®
Fund (the Fund) for the period of October 2, 2024 to December 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 20 (a)	0.83% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.
Management's Discussion of Fund Performance
The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the financials, health care and consumer staples sectors boosted the Fund’s results most during the annual period.
Allocations
| Smaller allocations to the materials and energy sectors and a larger allocation to the industrials sector buoyed Fund results during the annual period.
Individual holdings
| Positions in Natera, Inc., a genetic testing company; Williams-Sonoma, Inc., a home products retailer; Curtiss-Wright Corp., a global integrated aerospace and defense contractor; Credo Technology Group Holding Ltd., a manufacturer of circuits and cables for connectivity solutions; and FTAI Aviation Ltd., which maintains and leases commercial jet engines, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the information technology, consumer discretionary and materials sectors hurt the Fund’s results during the annual period.
Allocations
| Small weightings in the financials and communication services sectors detracted.
Individual holdings
| Fund positions in Five Below, Inc., a specialty value retailer; Atkore, Inc., a leading manufacturer of electrical, mechanical, safety and infrastructure products; Sprout Social, Inc., a provider of online social media management tools for businesses; Repligen Corp., a global life sciences company; and WillScot Holdings Corp., which offers turnkey office space and storage solutions, were among the top detractors during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class S shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class S (a)	14.46	5.45	7.86
Russell 2500 ® Growth Index	13.90	8.08	9.45
Russell 3000 ® Index (b)	23.81	13.86	12.55
(a)
The returns shown for periods prior to October 2, 2024 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

(b)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to the Russell 2500
®
Growth Index, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

Past performance does not guarantee future performance
.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 2,728,833,683
Total number of portfolio holdings	104
Investment advisory fee (represents 0.69% of Fund average net assets)	$ 19,213,063
Portfolio turnover for the reporting period	81%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Churchill Downs, Inc.	2.6%
Bio-Techne Corp.	2.4%
FTAI Aviation Ltd.	2.4%
Five Below, Inc.	2.4%
GCM Grosvenor, Inc., Class A	2.2%
Curtiss-Wright Corp.	2.2%
Glaukos Corp.	2.1%
SPX Technologies, Inc.	2.0%
BJ's Wholesale Club Holdings, Inc.	2.0%
Blue Owl Capital, Inc.	1.9%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Acorn Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Wanger Asset Management, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Acorn International
®
Class A / LAIAX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about Columbia Acorn International
®
(the Fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 120	1.22%
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the materials, health care, energy and communication services sectors, and from a country perspective in Australia and New Zealand, boosted the Fund’s results most during the annual period.
Allocations
| Smaller allocations to the materials and consumer staples sectors and larger allocations to the communication services and financials sectors, and out-of-benchmark positions in Canada, buoyed Fund results during the annual period.
Individual holdings
| Positions in Recruit Holdings Co. Ltd., a global provider of HR technology and business solutions in Japan; Pro Medicus Ltd., an Australian provider of radiology services; FPT Corp., an information technology service provider headquartered in Vietnam; Fisher & Paykel Healthcare, a manufacturer of sleep apnea solutions in New Zealand; and Niterra Co., Ltd., a Japanese auto parts manufacturer, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the industrials, information technology, consumer discretionary and financials sectors, and from a country perspective in Germany, Italy, Japan and France, hurt the Fund’s results most during the annual period.
Allocations
| A larger allocation to the real estate sector and a smaller allocation to the consumer discretionary sector detracted, as did out-of-benchmark positions in Mexico and Taiwan.
Individual holdings
| Fund positions in Corporacion Inmobiliaria Vesta SAB de CV, a Mexican real estate developer; Kokusai Electric Corp., a Japanese manufacturer of electrical equipment, semiconductor systems, and industrial video cameras; IDP Education Ltd., an Australian provider of education services; Hexagon AB, a Swedish sensor equipment manufacturer; and Jenoptik AG, a

German provider of products and services to the photonics market, were among the top detractors during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges) (a)	(5.09)	(0.65)	2.90
Class A (including sales charges) (a)	(10.54)	(1.82)	2.30
MSCI EAFE SMID Cap Growth Index (Net) (b)	1.56	1.61	4.99
MSCI ACWI ex USA SMID Cap Growth Index (Net)	3.30	2.79	5.06
MSCI ACWI ex USA SMID Cap Index (Net)	3.49	3.55	5.06
MSCI EAFE Index (Net) (b)	3.82	4.73	5.20
(a)
The Fund’s performance prior to September 3, 2024 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown would have been different.

(b)
E
ffective September 3, 2024, the Fund compares its performance to that of the MSCI EAFE SMID Cap Growth Index (Net) and the MSCI EAFE Index (Net) (the New Indices). Prior to this date, the Fund compared its performance to that of the MSCI ACWI ex USA SMID Cap Growth Index (Net) and the MSCI ACWI ex USA SMID Cap Index (Net) (the Former Indices).
The Fund changed its primary and secondary benchmarks in connection with Board-approved changes to its principal investment strategies that became effective September 3, 2024. The Investment Manager believes that the New Indices provide more appropriate comparisons than the Former Indices for investors measuring the Fund’s relative performance. Information on the Former Indices will be shown for a one-year transition period.

Past performance does not guarantee future performance
.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 884,303,358
Total number of portfolio holdings	70
Investment advisory fee (represents 0.85% of Fund average net assets)	$ 9,000,050
Portfolio turnover for the reporting period	28%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Niterra Co., Ltd.	2.8%
Fisher & Paykel Healthcare Corp., Ltd.	2.8%
Auto Trader Group PLC	2.7%
Belimo Holding AG, Registered Shares	2.7%
Capcom Co., Ltd.	2.6%
Recruit Holdings Co., Ltd.	2.4%
Intermediate Capital Group PLC	2.4%
Halma PLC	2.3%
IMCD NV	2.3%
FPT Corp.	2.2%
Equity Sector Allocation
Geographic Allocation
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Effective September 3, 2024, the Fund changed its policy to reduce the Fund’s minimum investment in foreign companies in developed and emerging markets from at least 75% of its net assets to at least 65% of its net assets in foreign companies. The Fund also added a policy that it may invest up to 20% of its net assets in companies in emerging markets. In connection with these changes, the Fund’s primary and secondary benchmarks changed to the MSCI EAFE SMID Cap Growth Index (Net) and the MSCI EAFE Index (Net), respectively.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Acorn Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Wanger Asset Management, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Acorn International
®
Institutional Class / ACINX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about Columbia Acorn International
®
(the Fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 95	0.97%
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the materials, health care, energy and communication services sectors, and from a country perspective in Australia and New Zealand, boosted the Fund’s results most during the annual period.
Allocations
| Smaller allocations to the materials and consumer staples sectors and larger allocations to the communication services and financials sectors, and out-of-benchmark positions in Canada, buoyed Fund results during the annual period.
Individual holdings
| Positions in Recruit Holdings Co. Ltd., a global provider of HR technology and business solutions in Japan; Pro Medicus Ltd., an Australian provider of radiology services; FPT Corp., an information technology service provider headquartered in Vietnam; Fisher & Paykel Healthcare, a manufacturer of sleep apnea solutions in New Zealand; and Niterra Co., Ltd., a Japanese auto parts manufacturer, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the industrials, information technology, consumer discretionary and financials sectors, and from a country perspective in Germany, Italy, Japan and France, hurt the Fund’s results most during the annual period.
Allocations
| A larger allocation to the real estate sector and a smaller allocation to the consumer discretionary sector detracted, as did out-of-benchmark positions in Mexico and Taiwan.
Individual holdings
| Fund positions in Corporacion Inmobiliaria Vesta SAB de CV, a Mexican real estate developer; Kokusai Electric Corp., a Japanese manufacturer of electrical equipment, semiconductor systems, and industrial video cameras; IDP Education Ltd., an Australian provider of education services; Hexagon AB, a Swedish sensor equipment manufacturer; and Jenoptik AG, a

German provider of products and services to the photonics market, were among the top detractors during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class (a)	(4.82)	(0.39)	3.16
MSCI EAFE SMID Cap Growth Index (Net) (b)	1.56	1.61	4.99
MSCI ACWI ex USA SMID Cap Growth Index (Net)	3.30	2.79	5.06
MSCI ACWI ex USA SMID Cap Index (Net)	3.49	3.55	5.06
MSCI EAFE Index (Net) (b)	3.82	4.73	5.20
(a)
The Fund’s performance prior to September 3, 2024 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown would have been different.

(b)
Effective September 3, 2024, the Fund compares its performance to that of the MSCI EAFE SMID Cap Growth Index (Net) and the MSCI EAFE Index (Net) (the New Indices). Prior to this date, the Fund compared its performance to that of the MSCI ACWI ex USA SMID Cap Growth Index (Net) and the MSCI ACWI ex USA SMID Cap Index (Net) (the Former Indices). The Fund changed its primary and secondary benchmarks in connection with Board-approved changes to its principal investment strategies that became effective September 3, 2024. The Investment Manager believes that the New Indices provide more appropriate comparisons than the Former Indices for investors measuring the Fund’s relative performance. Information on the Former Indices will be shown for a one-year transition period.

Past performance does not guarantee future performance
.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 884,303,358
Total number of portfolio holdings	70
Investment advisory fee (represents 0.85% of Fund average net assets)	$ 9,000,050
Portfolio turnover for the reporting period	28%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Niterra Co., Ltd.	2.8%
Fisher & Paykel Healthcare Corp., Ltd.	2.8%
Auto Trader Group PLC	2.7%
Belimo Holding AG, Registered Shares	2.7%
Capcom Co., Ltd.	2.6%
Recruit Holdings Co., Ltd.	2.4%
Intermediate Capital Group PLC	2.4%
Halma PLC	2.3%
IMCD NV	2.3%
FPT Corp.	2.2%
Equity Sector Allocation
Geographic Allocation
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Effective September 3, 2024, the Fund changed its policy to reduce the Fund’s minimum investment in foreign companies in developed and emerging markets from at least 75% of its net assets to at least 65% of its net assets in foreign companies. The Fund also added a policy that it may invest up to 20% of its net assets in companies in emerging markets. In connection with these changes, the Fund’s primary and secondary benchmarks changed to the MSCI EAFE SMID Cap Growth Index (Net) and the MSCI EAFE Index (Net), respectively.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Acorn Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Wanger Asset Management, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Acorn International
®
Institutional 2 Class / CAIRX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about Columbia Acorn International
®
(the Fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 90	0.92%
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the materials, health care, energy and communication services sectors, and from a country perspective in Australia and New Zealand, boosted the Fund’s results most during the annual period.
Allocations
| Smaller allocations to the materials and consumer staples sectors and larger allocations to the communication services and financials sectors, and out-of-benchmark positions in Canada, buoyed Fund results during the annual period.
Individual holdings
| Positions in Recruit Holdings Co. Ltd., a global provider of HR technology and business solutions in Japan; Pro Medicus Ltd., an Australian provider of radiology services; FPT Corp., an information technology service provider headquartered in Vietnam; Fisher & Paykel Healthcare, a manufacturer of sleep apnea solutions in New Zealand; and Niterra Co., Ltd., a Japanese auto parts manufacturer, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the industrials, information technology, consumer discretionary and financials sectors, and from a country perspective in Germany, Italy, Japan and France, hurt the Fund’s results most during the annual period.
Allocations
| A larger allocation to the real estate sector and a smaller allocation to the consumer discretionary sector detracted, as did out-of-benchmark positions in Mexico and Taiwan.
Individual holdings
| Fund positions in Corporacion Inmobiliaria Vesta SAB de CV, a Mexican real estate developer; Kokusai Electric Corp., a Japanese manufacturer of electrical equipment, semiconductor systems, and industrial video cameras; IDP Education Ltd., an Australian provider of education services; Hexagon AB, a Swedish sensor equipment manufacturer; and Jenoptik AG, a

German provider of products and services to the photonics market, were among the top detractors during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class (a)	(4.79)	(0.34)	3.22
MSCI EAFE SMID Cap Growth Index (Net) (b)	1.56	1.61	4.99
MSCI ACWI ex USA SMID Cap Growth Index (Net)	3.30	2.79	5.06
MSCI ACWI ex USA SMID Cap Index (Net)	3.49	3.55	5.06
MSCI EAFE Index (Net) (b)	3.82	4.73	5.20
(a)
The Fund’s performance prior to September 3, 2024 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown would have been different.

(b)
Effective September 3, 2024, the Fund compares its performance to that of the MSCI EAFE SMID Cap Growth Index (Net) and the MSCI EAFE Index (Net) (the New Indices). Prior to this date, the Fund compared its performance to that of the MSCI ACWI ex USA SMID Cap Growth Index (Net) and the MSCI ACWI ex USA SMID Cap Index (Net) (the Former Indices). The Fund changed its primary and secondary benchmarks in connection with Board-approved changes to its principal investment strategies that became effective September 3, 2024. The Investment Manager believes that the New Indices provide more appropriate comparisons than the Former Indices for investors measuring the Fund’s relative performance. Information on the Former Indices will be shown for a one-year transition period.

Past performance does not guarantee future performance
.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 884,303,358
Total number of portfolio holdings	70
Investment advisory fee (represents 0.85% of Fund average net assets)	$ 9,000,050
Portfolio turnover for the reporting period	28%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Niterra Co., Ltd.	2.8%
Fisher & Paykel Healthcare Corp., Ltd.	2.8%
Auto Trader Group PLC	2.7%
Belimo Holding AG, Registered Shares	2.7%
Capcom Co., Ltd.	2.6%
Recruit Holdings Co., Ltd.	2.4%
Intermediate Capital Group PLC	2.4%
Halma PLC	2.3%
IMCD NV	2.3%
FPT Corp.	2.2%
Equity Sector Allocation
Geographic Allocation
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Effective September 3, 2024, the Fund changed its policy to reduce the Fund’s minimum investment in foreign companies in developed and emerging markets from at least 75% of its net assets to at least 65% of its net assets in foreign companies. The Fund also added a policy that it may invest up to 20% of its net assets in companies in emerging markets. In connection with these changes, the Fund’s primary and secondary benchmarks changed to the MSCI EAFE SMID Cap Growth Index (Net) and the MSCI EAFE Index (Net), respectively.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Acorn Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Wanger Asset Management, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Acorn International
®
Institutional 3 Class / CCYIX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about Columbia Acorn International
®
(the Fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 86	0.88%
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the materials, health care, energy and communication services sectors, and from a country perspective in Australia and New Zealand, boosted the Fund’s results most during the annual period.
Allocations
| Smaller allocations to the materials and consumer staples sectors and larger allocations to the communication services and financials sectors, and out-of-benchmark positions in Canada, buoyed Fund results during the annual period.
Individual holdings
| Positions in Recruit Holdings Co. Ltd., a global provider of HR technology and business solutions in Japan; Pro Medicus Ltd., an Australian provider of radiology services; FPT Corp., an information technology service provider headquartered in Vietnam; Fisher & Paykel Healthcare, a manufacturer of sleep apnea solutions in New Zealand; and Niterra Co., Ltd., a Japanese auto parts manufacturer, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the industrials, information technology, consumer discretionary and financials sectors, and from a country perspective in Germany, Italy, Japan and France, hurt the Fund’s results most during the annual period.
Allocations
| A larger allocation to the real estate sector and a smaller allocation to the consumer discretionary sector detracted, as did out-of-benchmark positions in Mexico and Taiwan.
Individual holdings
| Fund positions in Corporacion Inmobiliaria Vesta SAB de CV, a Mexican real estate developer; Kokusai Electric Corp., a Japanese manufacturer of electrical equipment, semiconductor systems, and industrial video cameras; IDP Education Ltd., an Australian provider of education services; Hexagon AB, a Swedish sensor equipment manufacturer; and Jenoptik AG, a

German provider of products and services to the photonics market, were among the top detractors during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a)	(4.75)	(0.30)	3.27
MSCI EAFE SMID Cap Growth Index (Net) (b)	1.56	1.61	4.99
MSCI ACWI ex USA SMID Cap Growth Index (Net)	3.30	2.79	5.06
MSCI ACWI ex USA SMID Cap Index (Net)	3.49	3.55	5.06
MSCI EAFE Index (Net) (b)	3.82	4.73	5.20
(a)
The Fund’s performance prior to September 3, 2024 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown would have been different.

(b)
Effective September 3, 2024, the Fund compares its performance to that of the MSCI EAFE SMID Cap Growth Index (Net) and the MSCI EAFE Index (Net) (the New Indices). Prior to this date, the Fund compared its performance to that of the MSCI ACWI ex USA SMID Cap Growth Index (Net) and the MSCI ACWI ex USA SMID Cap Index (Net) (the Former Indices). The Fund changed its primary and secondary benchmarks in connection with Board-approved changes to its principal investment strategies that became effective September 3, 2024. The Investment Manager believes that the New Indices provide more appropriate comparisons than the Former Indices for investors measuring the Fund’s relative performance. Information on the Former Indices will be shown for a one-year transition period.

Past performance does not guarantee future performance
.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 884,303,358
Total number of portfolio holdings	70
Investment advisory fee (represents 0.85% of Fund average net assets)	$ 9,000,050
Portfolio turnover for the reporting period	28%
Graphical Represen
tati
on of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Niterra Co., Ltd.	2.8%
Fisher & Paykel Healthcare Corp., Ltd.	2.8%
Auto Trader Group PLC	2.7%
Belimo Holding AG, Registered Shares	2.7%
Capcom Co., Ltd.	2.6%
Recruit Holdings Co., Ltd.	2.4%
Intermediate Capital Group PLC	2.4%
Halma PLC	2.3%
IMCD NV	2.3%
FPT Corp.	2.2%
Equity Sector Allocation
Geographic Allocation
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Effective September 3, 2024, the Fund changed its policy to reduce the Fund’s minimum investment in foreign companies in developed and emerging markets from at least 75% of its net assets to at least 65% of its net assets in foreign companies. The Fund also added a policy that it may invest up to 20% of its net assets in companies in emerging markets. In connection with these changes, the Fund’s primary and secondary benchmarks changed to the MSCI EAFE SMID Cap Growth Index (Net) and the MSCI EAFE Index (Net), respectively.
Availability of Additional Information
For additional inform
ati
on about the Fund, inclu
ding its
prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Acorn Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Wanger Asset Management, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Acorn International
®
Class S / CCIDX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about Columbia Acorn International
®
(the Fund) for the period of October 2, 2024 to December 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 22 (a)	0.97% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.
Management's Discussion of Fund Performance
The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the materials, health care, energy and communication services sectors, and from a country perspective in Australia and New Zealand, boosted the Fund’s results most during the annual period.
Allocations
| Smaller allocations to the materials and consumer staples sectors and larger allocations to the communication services and financials sectors, and out-of-benchmark positions in Canada, buoyed Fund results during the annual period.
Individual holdings
| Positions in Recruit Holdings Co. Ltd., a global provider of HR technology and business solutions in Japan; Pro Medicus Ltd., an Australian provider of radiology services; FPT Corp., an information technology service provider headquartered in Vietnam; Fisher & Paykel Healthcare, a manufacturer of sleep apnea solutions in New Zealand; and Niterra Co., Ltd., a Japanese auto parts manufacturer, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the industrials, information technology, consumer discretionary and financials sectors, and from a country perspective in Germany, Italy, Japan and France, hurt the Fund’s results most during the annual period.
Allocations
| A larger allocation to the real estate sector and a smaller allocation to the consumer discretionary sector detracted, as did out-of-benchmark positions in Mexico and Taiwan.
Individual holdings
| Fund positions in Corporacion Inmobiliaria Vesta SAB de CV, a Mexican real estate developer; Kokusai Electric Corp., a Japanese manufacturer of electrical equipment, semiconductor systems, and industrial video cameras; IDP Education Ltd., an Australian provider of education services; Hexagon AB, a Swedish sensor equipment manufacturer; and Jenoptik AG, a

German provider of products and services to the photonics market, were among the top detractors during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class S shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class S (a),(b)	(4.82)	(0.39)	3.16
MSCI EAFE SMID Cap Growth Index (Net) (c)	1.56	1.61	4.99
MSCI ACWI ex USA SMID Cap Growth Index (Net)	3.30	2.79	5.06
MSCI ACWI ex USA SMID Cap Index (Net)	3.49	3.55	5.06
MSCI EAFE Index (Net) (c)	3.82	4.73	5.20
(a)
The returns shown for periods prior to October 2, 2024 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

(b)
The Fund’s performance prior to September 3, 2024 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown would have been different.

(c)
Effective September 3, 2024, the Fund compares its performance to that of the MSCI EAFE SMID Cap Growth Index (Net) and the MSCI EAFE Index (Net) (the New Indices). Prior to this date, the Fund compared its performance to that of the MSCI ACWI ex USA SMID Cap Growth Index (Net) and the MSCI ACWI ex USA SMID Cap Index (Net) (the Former Indices). The Fund changed its primary and secondary benchmarks in connection with Board-approved changes to its principal investment strategies that became effective September 3, 2024. The Investment Manager believes that the New Indices provide more appropriate comparisons than the Former Indices for investors measuring the Fund’s relative performance. Information on the Former Indices will be shown for a one-year transition period.

Past performance does not guarantee future performance
.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Stati
st
ics
Fund net assets	$ 884,303,358
Total number of portfolio holdings	70
Investment advisory fee (represents 0.85% of Fund average net assets)	$ 9,000,050
Portfolio turnover for the reporting period	28%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Niterra Co., Ltd.	2.8%
Fisher & Paykel Healthcare Corp., Ltd.	2.8%
Auto Trader Group PLC	2.7%
Belimo Holding AG, Registered Shares	2.7%
Capcom Co., Ltd.	2.6%
Recruit Holdings Co., Ltd.	2.4%
Intermediate Capital Group PLC	2.4%
Halma PLC	2.3%
IMCD NV	2.3%
FPT Corp.	2.2%
Equity Sector Allocation
Geographic Allocation
Certain Fund Ch
an
ges
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Effective September 3, 2024, the Fund changed its policy to reduce the Fund’s minimum investment in foreign companies in developed and emerging markets from at least 75% of its net assets to at least 65% of its net assets in foreign companies. The Fund also added a policy that it may invest up to 20% of its net assets in companies in emerging markets. In connection with these changes, the Fund’s primary and secondary benchmarks changed to the MSCI EAFE SMID Cap Growth Index (Net) and the MSCI EAFE Index (Net), respectively.
Availability of Additional I
nfor
mation
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Acorn Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Wanger Asset Management, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Acorn International Select
SM
Class A / LAFAX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about Columbia Acorn International Select
SM
(the Fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 123	1.23%
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the financials, health care, materials and communication services sectors, and from a country perspective in France and the United Kingdom, boosted the Fund’s results most during the annual period.
Allocations
| Larger allocations to the communication services, energy and information technology sectors and a smaller allocation to the health care sector, and out-of-benchmark positions in India and Canada, buoyed Fund results during the annual period.
Individual holdings
| Positions in 3i Group PLC, a UK-based private equity and venture capital business; Recruit Holdings Co., Ltd., a global provider of HR technology and business solutions in Japan; Lonza Group AG, a Swiss pharmaceutical company; CRH PLC, a manufacturer of building materials and products for the construction industry; and Shopify, Inc., a Canada-based e-commerce platform, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the information technology, industrials, energy and consumer staples sectors, and from a country perspective in Japan and the Netherlands, hurt the Fund’s results most during the annual period.
Allocations
| Slightly larger allocations to the industrials and real estate sectors detracted, as did out-of-benchmark positions in Taiwan, Brazil and China.
Individual holdings
| Fund positions in Voltronic Power Technology Corp., a Taiwanese manufacturer of UPSs (uninterrupted power supply), inverters and solar power products; Silergy Corp., a maker of power management integrated circuits; Parade Technologies Ltd., also a maker of integrated circuit products; Kokusai Electric Corp., a Japanese manufacturer of electrical equipment, semiconductor systems, and industrial video cameras; and Renesas Electronics Corp., a

Japanese semiconductor manufacturer, were among the top detractors during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges) (a)	(0.30)	(0.56)	4.34
Class A (including sales charges) (a)	(6.02)	(1.73)	3.73
MSCI EAFE Growth Index (Net) (b)	2.05	4.00	5.84
MSCI ACWI ex USA Growth Index (Net)	5.07	3.44	5.35
MSCI ACWI ex USA Index (Net)	5.53	4.10	4.80
MSCI EAFE Index (Net) (b)	3.82	4.73	5.20
(a)
The Fund’s performance prior to September 3, 2024 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown would have been different.

(b)
Effective September 3, 2024, the Fund compares its performance to that of the MSCI EAFE Growth Index (Net) and the MSCI EAFE Index (Net) (the New Indices). Prior to this date, the Fund compared its performance to that of the MSCI ACWI ex USA Growth Index (Net) and the MSCI ACWI ex USA Index (Net) (the Former Indices). The Fund changed its primary and secondary benchmarks in connection with Board-approved changes to its principal investment strategies that became effective September 3, 2024. The Investment Manager believes that the New Indices provide more appropriate comparisons than the Former Indices for investors measuring the Fund’s relative performance. Information on the Former Indices will be shown for a one-year transition period.

Past performance does not guarantee future performance
.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Stati
st
ics
Fund net assets	$ 189,626,791
Total number of portfolio holdings	58
Investment advisory fee (represents 0.89% of Fund average net assets)	$ 1,904,351
Portfolio turnover for the reporting period	69%
Graphical Representation of Fund

Ho
lding
s
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Schneider Electric SE	3.6%
Capcom Co., Ltd.	3.4%
Recruit Holdings Co., Ltd.	2.9%
Adidas AG	2.7%
Deutsche Telekom AG, Registered Shares	2.7%
Novo Nordisk A/S, Class B	2.7%
Publicis Groupe SA	2.5%
Belimo Holding AG, Registered Shares	2.4%
CRH PLC	2.3%
ASML Holding NV	2.3%
Equity Sector Allocation
Geographic Allocation
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Effective September 3, 2024, the Fund adopted a policy that it may invest up to 20% of its net assets in companies in emerging markets. Previously, the Fund could invest up to 35% of its net assets in such companies. In connection with this change, the Fund’s primary and secondary benchmarks changed to the MSCI EAFE Growth Index (Net) and the MSCI EAFE Index (Net), respectively.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s
website included at the beginning of this report or scan the QR code below.
Columbia Acorn Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Wanger Asset Management, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Acorn International Select
SM
Institutional Class / ACFFX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about Columbia Acorn International Select
SM
(the Fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 99	0.98%
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the financials, health care, materials and communication services sectors, and from a country perspective in France and the United Kingdom, boosted the Fund’s results most during the annual period.
Allocations
| Larger allocations to the communication services, energy and information technology sectors and a smaller allocation to the health care sector, and out-of-benchmark positions in India and Canada, buoyed Fund results during the annual period.
Individual holdings
| Positions in 3i Group PLC, a UK-based private equity and venture capital business; Recruit Holdings Co., Ltd., a global provider of HR technology and business solutions in Japan; Lonza Group AG, a Swiss pharmaceutical company; CRH PLC, a manufacturer of building materials and products for the construction industry; and Shopify, Inc., a Canada-based e-commerce platform, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the information technology, industrials, energy and consumer staples sectors, and from a country perspective in Japan and the Netherlands, hurt the Fund’s results most during the annual period.
Allocations
| Slightly larger allocations to the industrials and real estate sectors detracted, as did out-of-benchmark positions in Taiwan, Brazil and China.
Individual holdings
| Fund positions in Voltronic Power Technology Corp., a Taiwanese manufacturer of UPSs (uninterrupted power supply), inverters and solar power products; Silergy Corp., a maker of power management integrated circuits; Parade Technologies Ltd., also a maker of integrated circuit products; Kokusai Electric Corp., a Japanese manufacturer of electrical equipment, semiconductor systems, and industrial video cameras; and Renesas Electronics Corp., a

Japanese semiconductor manufacturer, were among the top detractors during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class (a)	(0.04)	(0.31)	4.61
MSCI EAFE Growth Index (Net) (b)	2.05	4.00	5.84
MSCI ACWI ex USA Growth Index (Net)	5.07	3.44	5.35
MSCI ACWI ex USA Index (Net)	5.53	4.10	4.80
MSCI EAFE Index (Net) (b)	3.82	4.73	5.20
(a)
The Fund’s performance prior to September 3, 2024 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown would have been different.

(b)
Effective September 3, 2024, the Fund compares its performance to that of the MSCI EAFE Growth Index (Net) and the MSCI EAFE Index (Net) (the New Indices). Prior to this date, the Fund compared its performance to that of the MSCI ACWI ex USA Growth Index (Net) and the MSCI ACWI ex USA Index (Net) (the Former Indices). The Fund changed its primary and secondary benchmarks in connection with Board-approved changes to its principal investment strategies that became effective September 3, 2024. The Investment Manager believes that the New Indices provide more appropriate comparisons than the Former Indices for investors measuring the Fund’s relative performance. Information on the Former Indices will be shown for a one-year transition period.

Past performance does not guarantee future performance
.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 189,626,791
Total number of portfolio holdings	58
Investment advisory fee (represents 0.89% of Fund average net assets)	$ 1,904,351
Portfolio turnover for the reporting period	69%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Schneider Electric SE	3.6%
Capcom Co., Ltd.	3.4%
Recruit Holdings Co., Ltd.	2.9%
Adidas AG	2.7%
Deutsche Telekom AG, Registered Shares	2.7%
Novo Nordisk A/S, Class B	2.7%
Publicis Groupe SA	2.5%
Belimo Holding AG, Registered Shares	2.4%
CRH PLC	2.3%
ASML Holding NV	2.3%
Equity Sector Allocation
Geographic Allocation
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Effective September 3, 2024, the Fund adopted a policy that it may invest up to 20% of its net assets in companies in emerging markets. Previously, the Fund could invest up to 35% of its net assets in such companies. In connection with this change, the Fund’s primary and secondary benchmarks changed to the MSCI EAFE Growth Index (Net) and the MSCI EAFE Index (Net), respectively.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Acorn Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Wanger Asset Management, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Acorn International Select
SM
Institutional 2 Class / CRIRX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about Columbia Acorn International Select
SM
(the Fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 85	0.84%
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the financials, health care, materials and communication services sectors, and from a country perspective in France and the United Kingdom, boosted the Fund’s results most during the annual period.
Allocations
| Larger allocations to the communication services, energy and information technology sectors and a smaller allocation to the health care sector, and out-of-benchmark positions in India and Canada, buoyed Fund results during the annual period.
Individual holdings
| Positions in 3i Group PLC, a UK-based private equity and venture capital business; Recruit Holdings Co., Ltd., a global provider of HR technology and business solutions in Japan; Lonza Group AG, a Swiss pharmaceutical company; CRH PLC, a manufacturer of building materials and products for the construction industry; and Shopify, Inc., a Canada-based e-commerce platform, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the information technology, industrials, energy and consumer staples sectors, and from a country perspective in Japan and the Netherlands, hurt the Fund’s results most during the annual period.
Allocations
| Slightly larger allocations to the industrials and real estate sectors detracted, as did out-of-benchmark positions in Taiwan, Brazil and China.
Individual holdings
| Fund positions in Voltronic Power Technology Corp., a Taiwanese manufacturer of UPSs (uninterrupted power supply), inverters and solar power products; Silergy Corp., a maker of power management integrated circuits; Parade Technologies Ltd., also a maker of integrated circuit products; Kokusai Electric Corp., a Japanese manufacturer of electrical equipment, semiconductor systems, and industrial video cameras; and Renesas Electronics Corp., a

Japanese semiconductor manufacturer, were among the top detractors during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class (a)	0.14	(0.20)	4.71
MSCI EAFE Growth Index (Net) (b)	2.05	4.00	5.84
MSCI ACWI ex USA Growth Index (Net)	5.07	3.44	5.35
MSCI ACWI ex USA Index (Net)	5.53	4.10	4.80
MSCI EAFE Index (Net) (b)	3.82	4.73	5.20
(a)
The Fund’s performance prior to September 3, 2024 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown would have been different.

(b)
Effective September 3, 2024, the Fund compares its performance to that of the MSCI EAFE Growth Index (Net) and the MSCI EAFE Index (Net) (the New Indices). Prior to this date, the Fund compared its performance to that of the MSCI ACWI ex USA Growth Index (Net) and the MSCI ACWI ex USA Index (Net) (the Former Indices). The Fund changed its primary and secondary benchmarks in connection with Board-approved changes to its principal investment strategies that became effective September 3, 2024. The Investment Manager believes that the New Indices provide more appropriate comparisons than the Former Indices for investors measuring the Fund’s relative performance. Information on the Former Indices will be shown for a one-year transition period.

Past performance does not guarantee future performance
.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fu
nd
Statistics
Fund net assets	$ 189,626,791
Total number of portfolio holdings	58
Investment advisory fee (represents 0.89% of Fund average net assets)	$ 1,904,351
Portfolio turnover for the reporting period	69%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Schneider Electric SE	3.6%
Capcom Co., Ltd.	3.4%
Recruit Holdings Co., Ltd.	2.9%
Adidas AG	2.7%
Deutsche Telekom AG, Registered Shares	2.7%
Novo Nordisk A/S, Class B	2.7%
Publicis Groupe SA	2.5%
Belimo Holding AG, Registered Shares	2.4%
CRH PLC	2.3%
ASML Holding NV	2.3%
Equity Sector Allocation
Geographic Allocation
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Effective September 3, 2024, the Fund adopted a policy that it may invest up to 20% of its net assets in companies in emerging markets. Previously, the Fund could invest up to 35% of its net assets in such companies. In connection with this change, the Fund’s primary and secondary benchmarks changed to the MSCI EAFE Growth Index (Net) and the MSCI EAFE Index (Net), respectively.
Availability of Additional Informat
ion
For additional
infor
mation about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Acorn Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Wanger Asset Management, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Acorn International Select
SM
Institutional 3 Class / CSIRX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about Columbia Acorn International Select
SM
(the Fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
c
olumbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 79	0.79%
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the financials, health care, materials and communication services sectors, and from a country perspective in France and the United Kingdom, boosted the Fund’s results most during the annual period.
Allocations
| Larger allocations to the communication services, energy and information technology sectors and a smaller allocation to the health care sector, and out-of-benchmark positions in India and Canada, buoyed Fund results during the annual period.
Individual holdings
| Positions in 3i Group PLC, a UK-based private equity and venture capital business; Recruit Holdings Co., Ltd., a global provider of HR technology and business solutions in Japan; Lonza Group AG, a Swiss pharmaceutical company; CRH PLC, a manufacturer of building materials and products for the construction industry; and Shopify, Inc., a Canada-based e-commerce platform, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the information technology, industrials, energy and consumer staples sectors, and from a country perspective in Japan and the Netherlands, hurt the Fund’s results most during the annual period.
Allocations
| Slightly larger allocations to the industrials and real estate sectors detracted, as did out-of-benchmark positions in Taiwan, Brazil and China.
Individual holdings
| Fund positions in Voltronic Power Technology Corp., a Taiwanese manufacturer of UPSs (uninterrupted power supply), inverters and solar power products; Silergy Corp., a maker of power management integrated circuits; Parade Technologies Ltd., also a maker of integrated circuit products; Kokusai Electric Corp., a Japanese manufacturer of electrical equipment, semiconductor systems, and industrial video cameras; and Renesas Electronics Corp., a

Japanese semiconductor manufacturer, were among the top detractors during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a)	0.14	(0.16)	4.76
MSCI EAFE Growth Index (Net) (b)	2.05	4.00	5.84
MSCI ACWI ex USA Growth Index (Net)	5.07	3.44	5.35
MSCI ACWI ex USA Index (Net)	5.53	4.10	4.80
MSCI EAFE Index (Net) (b)	3.82	4.73	5.20
(a)
The Fund’s performance prior to September 3, 2024 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown would have been different.

(b)
Effective September 3, 2024, the Fund compares its performance to that of the MSCI EAFE Growth Index (Net) and the MSCI EAFE Index (Net) (the New Indices). Prior to this date, the Fund compared its performance to that of the MSCI ACWI ex USA Growth Index (Net) and the MSCI ACWI ex USA Index (Net) (the Former Indices). The Fund changed its primary and secondary benchmarks in connection with Board-approved changes to its principal investment strategies that became effective September 3, 2024. The Investment Manager believes that the New Indices provide more appropriate comparisons than the Former Indices for investors measuring the Fund’s relative performance. Information on the Former Indices will be shown for a one-year transition period.

Past performance does not guarantee future performance
.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 189,626,791
Total number of portfolio holdings	58
Investment advisory fee (represents 0.89% of Fund average net assets)	$ 1,904,351
Portfolio turnover for the reporting period	69%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Schneider Electric SE	3.6%
Capcom Co., Ltd.	3.4%
Recruit Holdings Co., Ltd.	2.9%
Adidas AG	2.7%
Deutsche Telekom AG, Registered Shares	2.7%
Novo Nordisk A/S, Class B	2.7%
Publicis Groupe SA	2.5%
Belimo Holding AG, Registered Shares	2.4%
CRH PLC	2.3%
ASML Holding NV	2.3%
Equity Sector Allocation
Geographic Allocation
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Effective September 3, 2024, the Fund adopted a policy that it may invest up to 20% of its net assets in companies in emerging markets. Previously, the Fund could invest up to 35% of its net assets in such companies. In connection with this change, the Fund’s primary and secondary benchmarks changed to the MSCI EAFE Growth Index (Net) and the MSCI EAFE Index (Net), respectively.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Acorn Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Wanger Asset Management, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Acorn International Select
SM
Class S / ACFEX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about Columbia Acorn International Select
SM
(the Fund) for the period of October 2, 2024 to December 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 23 (a)	0.98% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.
Management's Discussion of Fund Performance
The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the financials, health care, materials and communication services sectors, and from a country perspective in France and the United Kingdom, boosted the Fund’s results most during the annual period.
Allocations
| Larger allocations to the communication services, energy and information technology sectors and a smaller allocation to the health care sector, and out-of-benchmark positions in India and Canada, buoyed Fund results during the annual period.
Individual holdings
| Positions in 3i Group PLC, a UK-based private equity and venture capital business; Recruit Holdings Co., Ltd., a global provider of HR technology and business solutions in Japan; Lonza Group AG, a Swiss pharmaceutical company; CRH PLC, a manufacturer of building materials and products for the construction industry; and Shopify, Inc., a Canada-based e-commerce platform, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the information technology, industrials, energy and consumer staples sectors, and from a country perspective in Japan and the Netherlands, hurt the Fund’s results most during the annual period.
Allocations
| Slightly larger allocations to the industrials and real estate sectors detracted, as did out-of-benchmark positions in Taiwan, Brazil and China.
Individual holdings
| Fund positions in Voltronic Power Technology Corp., a Taiwanese manufacturer of UPSs (uninterrupted power supply), inverters and solar power products; Silergy Corp., a maker of power management integrated circuits; Parade Technologies Ltd., also a maker of integrated circuit products; Kokusai Electric Corp., a Japanese manufacturer of electrical equipment, semiconductor systems, and industrial video cameras; and Renesas Electronics Corp., a

Japanese semiconductor manufacturer, were among the top detractors during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class S shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class S (a),(b)	(0.04)	(0.31)	4.61
MSCI EAFE Growth Index (Net) (c)	2.05	4.00	5.84
MSCI ACWI ex USA Growth Index (Net)	5.07	3.44	5.35
MSCI ACWI ex USA Index (Net)	5.53	4.10	4.80
MSCI EAFE Index (Net) (c)	3.82	4.73	5.20
(a)
The returns shown for periods prior to October 2, 2024 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

(b)
The Fund’s performance prior to September 3, 2024 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown would have been different.

(c)
Effective September 3, 2024, the Fund compares its performance to that of the MSCI EAFE Growth Index (Net) and the MSCI EAFE Index (Net) (the New Indices). Prior to this date, the Fund compared its performance to that of the MSCI ACWI ex USA Growth Index (Net) and the MSCI ACWI ex USA Index (Net) (the Former Indices). The Fund changed its primary and secondary benchmarks in connection with Board-approved changes to its principal investment strategies that became effective September 3, 2024. The Investment Manager believes that the New Indices provide more appropriate comparisons than the Former Indices for investors measuring the Fund’s relative performance. Information on the Former Indices will be shown for a one-year transition period.

Past performance does not guarantee future performance
.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Stati
stics
Fund net assets	$ 189,626,791
Total number of portfolio holdings	58
Investment advisory fee (represents 0.89% of Fund average net assets)	$ 1,904,351
Portfolio turnover for the reporting period	69%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Schneider Electric SE	3.6%
Capcom Co., Ltd.	3.4%
Recruit Holdings Co., Ltd.	2.9%
Adidas AG	2.7%
Deutsche Telekom AG, Registered Shares	2.7%
Novo Nordisk A/S, Class B	2.7%
Publicis Groupe SA	2.5%
Belimo Holding AG, Registered Shares	2.4%
CRH PLC	2.3%
ASML Holding NV	2.3%
Equity Sector Allocation
Geographic Allocation
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Effective September 3, 2024, the Fund adopted a policy that it may invest up to 20% of its net assets in companies in emerging markets. Previously, the Fund could invest up to 35% of its net assets in such companies. In connection with this change, the Fund’s primary and secondary benchmarks changed to the MSCI EAFE Growth Index (Net) and the MSCI EAFE Index (Net), respectively.
Availability of Additional Inform
ation
For additional inform
ati
on about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Acorn Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Wanger Asset Management, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Thermostat Fund
SM
Class A / CTFAX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about Columbia Thermostat Fund
SM
(the Fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 52	0.50%
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Equities
| The Fund’s allocation to Columbia Large Cap Growth Fund, which was a new portfolio addition in May 2024, contributed to results during the period.
Fixed income
| The Fund’s allocations to the Columbia High Yield Bond Fund and Columbia Corporate Income Fund were additive to results. Columbia High Yield Bond Fund was a new portfolio addition in May 2024 and the Fund’s Columbia Corporate Income Fund allocation was doubled to 20% of the bond sleeve.
Allocation
| The Fund’s annual rebalance in May 2024 resulted in an improvement in relative performance due to an increase in the portfolio’s equity allocation and new style bets.
Top Performance Detractors
Allocation
| The Fund underperformed its benchmark due to its allocation to equity versus fixed income during the annual period. The Fund saw an average overall allocation to equities of less than 29% and with equity outperforming fixed income, this allocation detracted from relative performance.
Equities
| The Fund’s allocation to small cap equities detracted from results. Equity managers, overall, largely met or underperformed their benchmarks during the year, which detracted from relative performance.
Fixed income
| The Fund’s allocations to Columbia Quality Income Fund and Columbia U.S. Treasury Index Fund weighed slightly on results.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges) (a)	7.68	7.41	6.08
Class A (including sales charges) (a)	1.50	6.15	5.45
Blended Benchmark - 50% S&P 500® Index, 50% Bloomberg U.S. Aggregate Bond Index	12.65	7.18	7.35
S&P 500 ® Index	25.02	14.53	13.10
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
(a)
The Fund’s performance prior to May 2018 reflects returns achieved following a principal investment strategy with a single form of asset allocation table. While the Fund now follows a principal investment strategy with two potential forms of asset allocation tables. The form of the Fund’s currently effective asset allocation table was in place from the Fund’s inception in 2002 through April 30, 2020. The Fund’s performance prior to May 1, 2020 and after April 30, 2021 reflects the current form of allocation table. The Fund’s performance from May 1, 2020 through April 30, 2021 reflects a different form of asset allocation table.

Past performance does not guarantee future performance
.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 1,198,625,853
Total number of portfolio holdings	13
Investment advisory fee (represents 0.10% of Fund average net assets)	$ 1,279,978
Portfolio turnover for the reporting period	114%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Total Return Bond Fund, Institutional 3 Class	18.8%
Columbia Corporate Income Fund, Institutional 3 Class	15.0%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	15.0%
Columbia Quality Income Fund, Institutional 3 Class	11.3%
Columbia High Yield Bond Fund, Institutional 3 Class	7.5%
Columbia Diversified Fixed Income Allocation ETF	7.4%
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class	6.2%
Columbia Contrarian Core Fund, Institutional 3 Class	6.2%
Columbia Large Cap Index Fund, Institutional 3 Class	5.0%
Columbia Large Cap Growth Fund, Institutional 3 Class	2.5%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Acorn Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Wanger Asset Management, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Thermostat Fund
SM
Class C / CTFDX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about Columbia Thermostat Fund
SM
(the Fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 130	1.25%
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Equities
| The Fund’s allocation to Columbia Large Cap Growth Fund, which was a new portfolio addition in May 2024, contributed to results during the period.
Fixed income
| The Fund’s allocations to the Columbia High Yield Bond Fund and Columbia Corporate Income Fund were additive to results. Columbia High Yield Bond Fund was a new portfolio addition in May 2024 and the Fund’s Columbia Corporate Income Fund allocation was doubled to 20% of the bond sleeve.
Allocation
| The Fund’s annual rebalance in May 2024 resulted in an improvement in relative performance due to an increase in the portfolio’s equity allocation and new style bets.
Top Performance Detractors
Allocation
| The Fund underperformed its benchmark due to its allocation to equity versus fixed income during the annual period. The Fund saw an average overall allocation to equities of less than 29% and with equity outperforming fixed income, this allocation detracted from relative performance.
Equities
| The Fund’s allocation to small cap equities detracted from results. Equity managers, overall, largely met or underperformed their benchmarks during the year, which detracted from relative performance.
Fixed income
| The Fund’s allocations to Columbia Quality Income Fund and Columbia U.S. Treasury Index Fund weighed slightly on results.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class C shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges) (a)	6.86	6.61	5.29
Class C (including sales charges) (a)	5.86	6.61	5.29
Blended Benchmark - 50% S&P 500® Index, 50% Bloomberg U.S. Aggregate Bond Index	12.65	7.18	7.35
S&P 500 ® Index	25.02	14.53	13.10
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
(a)
The Fund’s performance prior to May 2018 reflects returns achieved following a principal investment strategy with a single form of asset allocation table. While the Fund now follows a principal investment strategy with two potential forms of asset allocation tables. The form of the Fund’s currently effective asset allocation table was in place from the Fund’s inception in 2002 through April 30, 2020. The Fund’s performance prior to May 1, 2020 and after April 30, 2021 reflects the current form of allocation table. The Fund’s performance from May 1, 2020 through April 30, 2021 reflects a different form of asset allocation table.

Past performance does not guarantee future performance
.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 1,198,625,853
Total number of portfolio holdings	13
Investment advisory fee (represents 0.10% of Fund average net assets)	$ 1,279,978
Portfolio turnover for the reporting period	114%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Total Return Bond Fund, Institutional 3 Class	18.8%
Columbia Corporate Income Fund, Institutional 3 Class	15.0%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	15.0%
Columbia Quality Income Fund, Institutional 3 Class	11.3%
Columbia High Yield Bond Fund, Institutional 3 Class	7.5%
Columbia Diversified Fixed Income Allocation ETF	7.4%
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class	6.2%
Columbia Contrarian Core Fund, Institutional 3 Class	6.2%
Columbia Large Cap Index Fund, Institutional 3 Class	5.0%
Columbia Large Cap Growth Fund, Institutional 3 Class	2.5%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Acorn Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Wanger Asset Management, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Thermostat Fund
SM
Institutional Class / COTZX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about Columbia Thermostat Fund
SM
(the Fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 26	0.25%
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Equities
| The Fund’s allocation to Columbia Large Cap Growth Fund, which was a new portfolio addition in May 2024, contributed to results during the period.
Fixed income
| The Fund’s allocations to the Columbia High Yield Bond Fund and Columbia Corporate Income Fund were additive to results. Columbia High Yield Bond Fund was a new portfolio addition in May 2024 and the Fund’s Columbia Corporate Income Fund allocation was doubled to 20% of the bond sleeve.
Allocation
| The Fund’s annual rebalance in May 2024 resulted in an improvement in relative performance due to an increase in the portfolio’s equity allocation and new style bets.
Top Performance Detractors
Allocation
| The Fund underperformed its benchmark due to its allocation to equity versus fixed income during the annual period. The Fund saw an average overall allocation to equities of less than 29% and with equity outperforming fixed income, this allocation detracted from relative performance.
Equities
| The Fund’s allocation to small cap equities detracted from results. Equity managers, overall, largely met or underperformed their benchmarks during the year, which detracted from relative performance.
Fixed income
| The Fund’s allocations to Columbia Quality Income Fund and Columbia U.S. Treasury Index Fund weighed slightly on results.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class (a)	7.97	7.69	6.35
Blended Benchmark - 50% S&P 500® Index, 50% Bloomberg U.S. Aggregate Bond Index	12.65	7.18	7.35
S&P 500 ® Index	25.02	14.53	13.10
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
(a)
The Fund’s performance prior to May 2018 reflects returns achieved following a principal investment strategy with a single form of asset allocation table. While the Fund now follows a principal investment strategy with two potential forms of asset allocation tables. The form of the Fund’s currently effective asset allocation table was in place from the Fund’s inception in 2002 through April 30, 2020. The Fund’s performance prior to May 1, 2020 and after April 30, 2021 reflects the current form of allocation table. The Fund’s performance from May 1, 2020 through April 30, 2021 reflects a different form of asset allocation table.

Past performance does not guarantee future performance
.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 1,198,625,853
Total number of portfolio holdings	13
Investment advisory fee (represents 0.10% of Fund average net assets)	$ 1,279,978
Portfolio turnover for the reporting period	114%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Total Return Bond Fund, Institutional 3 Class	18.8%
Columbia Corporate Income Fund, Institutional 3 Class	15.0%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	15.0%
Columbia Quality Income Fund, Institutional 3 Class	11.3%
Columbia High Yield Bond Fund, Institutional 3 Class	7.5%
Columbia Diversified Fixed Income Allocation ETF	7.4%
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class	6.2%
Columbia Contrarian Core Fund, Institutional 3 Class	6.2%
Columbia Large Cap Index Fund, Institutional 3 Class	5.0%
Columbia Large Cap Growth Fund, Institutional 3 Class	2.5%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Acorn Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Wanger Asset Management, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Thermostat Fund
SM
Institutional 2 Class / CQTRX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about Columbia Thermostat Fund
SM
(the Fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 21	0.20%
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Equities
| The Fund’s allocation to Columbia Large Cap Growth Fund, which was a new portfolio addition in May 2024, contributed to results during the period.
Fixed income
| The Fund’s allocations to the Columbia High Yield Bond Fund and Columbia Corporate Income Fund were additive to results. Columbia High Yield Bond Fund was a new portfolio addition in May 2024 and the Fund’s Columbia Corporate Income Fund allocation was doubled to 20% of the bond sleeve.
Allocation
| The Fund’s annual rebalance in May 2024 resulted in an improvement in relative performance due to an increase in the portfolio’s equity allocation and new style bets.
Top Performance Detractors
Allocation
| The Fund underperformed its benchmark due to its allocation to equity versus fixed income during the annual period. The Fund saw an average overall allocation to equities of less than 29% and with equity outperforming fixed income, this allocation detracted from relative performance.
Equities
| The Fund’s allocation to small cap equities detracted from results. Equity managers, overall, largely met or underperformed their benchmarks during the year, which detracted from relative performance.
Fixed income
| The Fund’s allocations to Columbia Quality Income Fund and Columbia U.S. Treasury Index Fund weighed slightly on results.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class (a)	8.01	7.72	6.39
Blended Benchmark - 50% S&P 500® Index, 50% Bloomberg U.S. Aggregate Bond Index	12.65	7.18	7.35
S&P 500 ® Index	25.02	14.53	13.10
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
(a)
The Fund’s performance prior to May 2018 reflects returns achieved following a principal investment strategy with a single form of asset allocation table. While the Fund now follows a principal investment strategy with two potential forms of asset allocation tables. The form of the Fund’s currently effective asset allocation table was in place from the Fund’s inception in 2002 through April 30, 2020. The Fund’s performance prior to May 1, 2020 and after April 30, 2021 reflects the current form of allocation table. The Fund’s performance from May 1, 2020 through April 30, 2021 reflects a different form of asset allocation table.

Past performance does not guarantee future performance
.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 1,198,625,853
Total number of portfolio holdings	13
Investment advisory fee (represents 0.10% of Fund average net assets)	$ 1,279,978
Portfolio turnover for the reporting period	114%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Total Return Bond Fund, Institutional 3 Class	18.8%
Columbia Corporate Income Fund, Institutional 3 Class	15.0%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	15.0%
Columbia Quality Income Fund, Institutional 3 Class	11.3%
Columbia High Yield Bond Fund, Institutional 3 Class	7.5%
Columbia Diversified Fixed Income Allocation ETF	7.4%
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class	6.2%
Columbia Contrarian Core Fund, Institutional 3 Class	6.2%
Columbia Large Cap Index Fund, Institutional 3 Class	5.0%
Columbia Large Cap Growth Fund, Institutional 3 Class	2.5%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Acorn Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Wanger Asset Management, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Thermostat Fund
SM
Institutional 3 Class / CYYYX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about Columbia Thermostat Fund
SM
(the Fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 17	0.16%
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Equities
| The Fund’s allocation to Columbia Large Cap Growth Fund, which was a new portfolio addition in May 2024, contributed to results during the period.
Fixed income
| The Fund’s allocations to the Columbia High Yield Bond Fund and Columbia Corporate Income Fund were additive to results. Columbia High Yield Bond Fund was a new portfolio addition in May 2024 and the Fund’s Columbia Corporate Income Fund allocation was doubled to 20% of the bond sleeve.
Allocation
| The Fund’s annual rebalance in May 2024 resulted in an improvement in relative performance due to an increase in the portfolio’s equity allocation and new style bets.
Top Performance Detractors
Allocation
| The Fund underperformed its benchmark due to its allocation to equity versus fixed income during the annual period. The Fund saw an average overall allocation to equities of less than 29% and with equity outperforming fixed income, this allocation detracted from relative performance.
Equities
| The Fund’s allocation to small cap equities detracted from results. Equity managers, overall, largely met or underperformed their benchmarks during the year, which detracted from relative performance.
Fixed income
| The Fund’s allocations to Columbia Quality Income Fund and Columbia U.S. Treasury Index Fund weighed slightly on results.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a)	8.00	7.77	6.42
Blended Benchmark - 50% S&P 500® Index, 50% Bloomberg U.S. Aggregate Bond Index	12.65	7.18	7.35
S&P 500 ® Index	25.02	14.53	13.10
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
(a)
The Fund’s performance prior to May 2018 reflects returns achieved following a principal investment strategy with a single form of asset allocation table. While the Fund now follows a principal investment strategy with two potential forms of asset allocation tables. The form of the Fund’s currently effective asset allocation table was in place from the Fund’s inception in 2002 through April 30, 2020. The Fund’s performance prior to May 1, 2020 and after April 30, 2021 reflects the current form of allocation table. The Fund’s performance from May 1, 2020 through April 30, 2021 reflects a different form of asset allocation table.

Past performance does not guarantee future performance
.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 1,198,625,853
Total number of portfolio holdings	13
Investment advisory fee (represents 0.10% of Fund average net assets)	$ 1,279,978
Portfolio turnover for the reporting period	114%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Total Return Bond Fund, Institutional 3 Class	18.8%
Columbia Corporate Income Fund, Institutional 3 Class	15.0%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	15.0%
Columbia Quality Income Fund, Institutional 3 Class	11.3%
Columbia High Yield Bond Fund, Institutional 3 Class	7.5%
Columbia Diversified Fixed Income Allocation ETF	7.4%
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class	6.2%
Columbia Contrarian Core Fund, Institutional 3 Class	6.2%
Columbia Large Cap Index Fund, Institutional 3 Class	5.0%
Columbia Large Cap Growth Fund, Institutional 3 Class	2.5%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Acorn Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Wanger Asset Management, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Thermostat Fund
SM
Class S / COTDX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about Columbia Thermostat Fund
SM
(the Fund) for the period of October 2, 2024 to December 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 6 (a)	0.25% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.
Management's Discussion of Fund Performance
The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Equities
| The Fund’s allocation to Columbia Large Cap Growth Fund, which was a new portfolio addition in May 2024, contributed to results during the period.
Fixed income
| The Fund’s allocations to the Columbia High Yield Bond Fund and Columbia Corporate Income Fund were additive to results. Columbia High Yield Bond Fund was a new portfolio addition in May 2024 and the Fund’s Columbia Corporate Income Fund allocation was doubled to 20% of the bond sleeve.
Allocation
| The Fund’s annual rebalance in May 2024 resulted in an improvement in relative performance due to an increase in the portfolio’s equity allocation and new style bets.
Top Performance Detractors
Allocation
| The Fund underperformed its benchmark due to its allocation to equity versus fixed income during the annual period. The Fund saw an average overall allocation to equities of less than 29% and with equity outperforming fixed income, this allocation detracted from relative performance.
Equities
| The Fund’s allocation to small cap equities detracted from results. Equity managers, overall, largely met or underperformed their benchmarks during the year, which detracted from relative performance.
Fixed income
| The Fund’s allocations to Columbia Quality Income Fund and Columbia U.S. Treasury Index Fund weighed slightly on results.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class S shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class S (a),(b)	7.97	7.69	6.35
Blended Benchmark - 50% S&P 500® Index, 50% Bloomberg U.S. Aggregate Bond Index	12.65	7.18	7.35
S&P 500 ® Index	25.02	14.53	13.10
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
(a)
The returns shown for periods prior to October 2, 2024 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

(b)
The Fund’s performance prior to May 2018 reflects returns achieved following a principal investment strategy with a single form of asset allocation table. While the Fund now follows a principal investment strategy with two potential forms of asset allocation tables. The form of the Fund’s currently effective asset allocation table was in place from the Fund’s inception in 2002 through April 30, 2020. The Fund’s performance prior to May 1, 2020 and after April 30, 2021 reflects the current form of allocation table. The Fund’s performance from May 1, 2020 through April 30, 2021 reflects a different form of asset allocation table.

Past performance does not guarantee future performance
.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 1,198,625,853
Total number of portfolio holdings	13
Investment advisory fee (represents 0.10% of Fund average net assets)	$ 1,279,978
Portfolio turnover for the reporting period	114%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Total Return Bond Fund, Institutional 3 Class	18.8%
Columbia Corporate Income Fund, Institutional 3 Class	15.0%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	15.0%
Columbia Quality Income Fund, Institutional 3 Class	11.3%
Columbia High Yield Bond Fund, Institutional 3 Class	7.5%
Columbia Diversified Fixed Income Allocation ETF	7.4%
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class	6.2%
Columbia Contrarian Core Fund, Institutional 3 Class	6.2%
Columbia Large Cap Index Fund, Institutional 3 Class	5.0%
Columbia Large Cap Growth Fund, Institutional 3 Class	2.5%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Acorn Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Wanger Asset Management, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Acorn European Fund
SM
Class A / CAEAX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about Columbia Acorn European Fund
SM
(the Fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 143	1.45%
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the information technology, communication services and consumer discretionary sectors, as well as in Germany and Switzerland from a country perspective, boosted the Fund’s results most during the annual period.
Allocations
| Smaller allocations to the real estate, consumer discretionary and materials sectors and a larger allocation to the industrials sector buoyed Fund results during the annual period.
Individual holdings
| Positions in Ascential plc, a UK-based business-to-business information and analytics company; Sectra AB, a Swedish medical technology and cybersecurity company; Intermediate Capital Group, a UK-based global asset manager; Accelleron Industries AG, a turbocharger manufacturer based in Switzerland; and Addtech AB, a Swedish electronic equipment producer, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the financials, health care and consumer staples sectors, and in Italy and France from a country perspective, hurt the Fund’s results during the annual period.
Allocations
| Large weightings in the information technology and health care sectors and a smaller allocation to the financials sector, as well as an underweight to Denmark, detracted.
Individual holdings
| Fund positions in Edenred SE, a French provider of digital payment solutions; Carel Industries SpA, a manufacturer of humidifiers, refrigerators and microprocessors based in Italy; Amplifon SpA, an Italian manufacturer of hearing aids and accessories; Hexagon AB, a Swedish sensor equipment manufacturer; and IMCD NV, a Dutch maker of specialty chemicals, were among the top detractors during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	(4.39)	1.93	6.10
Class A (including sales charges)	(9.89)	0.73	5.48
MSCI AC Europe Small Cap Index (Net)	(0.69)	2.15	5.38
MSCI ACWI ex USA Index (Net) (a)	5.53	4.10	4.80
(a)
Effective August 1, 2024, the Fund compares its performance to the MSCI ACWI ex USA Index (Net), a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to the MSCI AC Europe Small Cap Index (Net), which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests
.

Past performance does not guarantee future performance
.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 41,109,469
Total number of portfolio holdings	67
Investment advisory fee (represents 1.19% of Fund average net assets)	$ 616,373
Portfolio turnover for the reporting period	47%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Intermediate Capital Group PLC	3.8%
Kardex Holding AG	3.3%
Munters Group AB	3.3%
Belimo Holding AG, Registered Shares	3.2%
Diploma PLC	3.1%
Amplifon SpA	3.0%
AddTech AB, B Shares	2.9%
Auto Trader Group PLC	2.9%
InterParfums, Inc.	2.9%
Carel Industries SpA	2.8%
Equity
Sector
Allocation
Geographic Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Acorn Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Wanger Asset Management, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Acorn European Fund
SM
Institutional Class / CAEZX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about Columbia Acorn European Fund
SM
(the Fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 118	1.20%
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the information technology, communication services and consumer discretionary sectors, as well as in Germany and Switzerland from a country perspective, boosted the Fund’s results most during the annual period.
Allocations
| Smaller allocations to the real estate, consumer discretionary and materials sectors and a larger allocation to the industrials sector buoyed Fund results during the annual period.
Individual holdings
| Positions in Ascential plc, a UK-based business-to-business information and analytics company; Sectra AB, a Swedish medical technology and cybersecurity company; Intermediate Capital Group, a UK-based global asset manager; Accelleron Industries AG, a turbocharger manufacturer based in Switzerland; and Addtech AB, a Swedish electronic equipment producer, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the financials, health care and consumer staples sectors, and in Italy and France from a country perspective, hurt the Fund’s results during the annual period.
Allocations
| Large weightings in the information technology and health care sectors and a smaller allocation to the financials sector, as well as an underweight to Denmark, detracted.
Individual holdings
| Fund positions in Edenred SE, a French provider of digital payment solutions; Carel Industries SpA, a manufacturer of humidifiers, refrigerators and microprocessors based in Italy; Amplifon SpA, an Italian manufacturer of hearing aids and accessories; Hexagon AB, a Swedish sensor equipment manufacturer; and IMCD NV, a Dutch maker of specialty chemicals, were among the top detractors during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	(4.18)	2.17	6.37
MSCI AC Europe Small Cap Index (Net)	(0.69)	2.15	5.38
MSCI ACWI ex USA Index (Net) (a)	5.53	4.10	4.80
(a)
Effective August 1, 2024, the Fund compares its performance to the MSCI ACWI ex USA Index (Net), a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to the MSCI AC Europe Small Cap Index (Net), which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

Past performance does not guarantee future performance
.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 41,109,469
Total number of portfolio holdings	67
Investment advisory fee (represents 1.19% of Fund average net assets)	$ 616,373
Portfolio turnover for the reporting period	47%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Intermediate Capital Group PLC	3.8%
Kardex Holding AG	3.3%
Munters Group AB	3.3%
Belimo Holding AG, Registered Shares	3.2%
Diploma PLC	3.1%
Amplifon SpA	3.0%
AddTech AB, B Shares	2.9%
Auto Trader Group PLC	2.9%
InterParfums, Inc.	2.9%
Carel Industries SpA	2.8%
Equity
Sector Allocation
Geographic Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Acorn Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Wanger Asset Management, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett and Ms. Yeager are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.  Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett and Ms. Yeager joined the Board of Trustees on March 1, 2025.  Prior to such date, the registrant’s Board of Trustees had determined that Diane Lob, who resigned from the Board effective February 28, 2025, qualified as “audit committee financial expert,” as such term is defined in Form N-CSR.  Ms. Lob was an “independent” member of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant ($)		Amount billed to the registrant's investment advisor ($)
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Audit fees (a)	128,174	120,865	0	0
Audit-related fees (b)	0	0	0	0
Tax fees (c)	71,053	67,250	0	0
All other fees (d)	0	0	0	0
Non-audit fees (g)	0	0	581,000	577,000

(a)    Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)    Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c)    Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d)    All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures
The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service.  The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations.  This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)    Not applicable.

(g)    The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)    The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)    Not applicable.

(j)    Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Acorn Family of Funds
Annual Financial Statements and Additional Information
December 31, 2024
Columbia Acorn® Fund
Columbia Acorn International®
Columbia Acorn International SelectSM
Columbia Thermostat FundSM
Columbia Acorn European FundSM

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Acorn Family of Funds | 2024

Portfolio of Investments
Columbia Acorn® Fund, December 31, 2024
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.7%
Issuer	Shares	Value ($)
Consumer Discretionary 17.6%
Automobile Components 3.4%
Dorman Products, Inc.(a)	327,242	42,394,201
Modine Manufacturing Co.(a)	441,230	51,151,794
Total		93,545,995
Diversified Consumer Services 1.0%
Bright Horizons Family Solutions, Inc.(a)	253,920	28,147,032
Hotels, Restaurants & Leisure 4.7%
Churchill Downs, Inc.	535,365	71,492,642
Dutch Bros, Inc., Class A(a)	154,141	8,073,906
Portillo’s, Inc., Class A(a)	1,857,800	17,463,320
Wingstop, Inc.	38,332	10,893,954
Xponential Fitness, Inc., Class A(a),(b)	1,434,471	19,293,635
Total		127,217,457
Household Durables 3.7%
Champion Homes, Inc.(a)	589,073	51,897,331
SharkNinja, Inc.(a)	139,828	13,613,654
TopBuild Corp.(a)	115,573	35,982,498
Total		101,493,483
Leisure Products 0.8%
Brunswick Corp.	353,984	22,895,685
Specialty Retail 3.6%
Five Below, Inc.(a)	609,356	63,958,006
Williams-Sonoma, Inc.	176,492	32,682,789
Total		96,640,795
Textiles, Apparel & Luxury Goods 0.4%
Kontoor Brands, Inc.	134,607	11,496,784
Total Consumer Discretionary		481,437,231
Consumer Staples 3.7%
Consumer Staples Distribution & Retail 2.0%
BJ’s Wholesale Club Holdings, Inc.(a)	591,474	52,848,202
Household Products 1.0%
WD-40 Co.	112,707	27,351,735
Common Stocks (continued)
Issuer	Shares	Value ($)
Personal Care Products 0.7%
elf Beauty, Inc.(a)	154,668	19,418,567
Total Consumer Staples		99,618,504
Energy 2.0%
Energy Equipment & Services 1.2%
TechnipFMC PLC	918,264	26,574,561
Tidewater, Inc.(a)	129,941	7,109,072
Total		33,683,633
Oil, Gas & Consumable Fuels 0.8%
Permian Resources Corp.	1,479,211	21,271,054
Total Energy		54,954,687
Financials 8.7%
Banks 1.2%
Lakeland Financial Corp.	232,728	16,002,377
Western Alliance Bancorp	187,484	15,662,414
Total		31,664,791
Capital Markets 5.7%
Blue Owl Capital, Inc.	2,243,039	52,173,087
Carlyle Group, Inc. (The)	382,052	19,289,806
GCM Grosvenor, Inc., Class A(b)	4,944,660	60,670,978
Houlihan Lokey, Inc., Class A	132,464	23,003,698
Total		155,137,569
Insurance 1.8%
Oscar Health, Inc., Class A(a)	737,258	9,908,748
Ryan Specialty Holdings, Inc., Class A	630,397	40,446,271
Total		50,355,019
Total Financials		237,157,379
Health Care 21.5%
Biotechnology 6.8%
Absci Corp.(a),(c)	2,018,380	5,288,155
Crinetics Pharmaceuticals, Inc.(a)	148,722	7,604,155
Cytokinetics, Inc.(a)	181,572	8,541,147
Exact Sciences Corp.(a)	827,651	46,505,710
Insmed, Inc.(a)	311,042	21,474,340
Natera, Inc.(a)	294,436	46,609,219
Revolution Medicines, Inc.(a)	353,484	15,461,390
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds  | 2024

Portfolio of Investments  (continued)
Columbia Acorn® Fund, December 31, 2024
Common Stocks (continued)
Issuer	Shares	Value ($)
Sarepta Therapeutics, Inc.(a)	144,489	17,568,417
Vaxcyte, Inc.(a)	87,700	7,179,122
Viking Therapeutics, Inc.(a)	209,891	8,446,014
Total		184,677,669
Health Care Equipment & Supplies 4.3%
Glaukos Corp.(a)	386,784	57,994,393
Integer Holdings Corp.(a)	222,103	29,433,089
Lantheus Holdings, Inc.(a)	126,757	11,339,681
Masimo Corp.(a)	117,847	19,480,109
Total		118,247,272
Health Care Providers & Services 1.5%
Alignment Healthcare, Inc.(a)	952,580	10,716,525
Encompass Health Corp.	214,830	19,839,551
HealthEquity, Inc.(a)	117,874	11,310,010
Total		41,866,086
Life Sciences Tools & Services 7.7%
BioLife Solutions, Inc.(a)	627,696	16,294,988
Bio-Techne Corp.	906,305	65,281,149
Bruker Corp.	336,941	19,751,481
Charles River Laboratories International, Inc.(a)	152,949	28,234,385
DNA Script(a),(d),(e),(f)	1,139	115,081
ICON PLC(a)	26,282	5,511,598
Maravai LifeSciences Holdings, Inc., Class A(a)	2,777,526	15,137,517
Medpace Holdings, Inc.(a)	80,775	26,835,878
Repligen Corp.(a)	234,059	33,690,453
Total		210,852,530
Pharmaceuticals 1.2%
Intra-Cellular Therapies, Inc.(a)	280,437	23,422,098
Structure Therapeutics, Inc., ADR(a)	303,615	8,234,039
Total		31,656,137
Total Health Care		587,299,694
Industrials 22.0%
Aerospace & Defense 3.4%
Curtiss-Wright Corp.	165,534	58,743,050
Moog, Inc., Class A	164,951	32,468,955
Total		91,212,005
Building Products 0.3%
Janus International Group, Inc.(a)	1,059,940	7,790,559
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 0.8%
VSE Corp.	238,747	22,704,840
Construction & Engineering 2.6%
MYR Group, Inc.(a)	187,604	27,909,847
Sterling Infrastructure, Inc.(a)	185,020	31,166,619
WillScot Holdings Corp.(a)	358,376	11,987,677
Total		71,064,143
Electrical Equipment 1.4%
Atkore, Inc.	455,319	37,996,371
Ground Transportation 0.7%
Saia, Inc.(a)	41,787	19,043,590
Machinery 5.0%
Esab Corp.	316,513	37,962,569
Mueller Water Products, Inc., Class A	1,926,572	43,347,870
SPX Technologies, Inc.(a)	385,902	56,156,459
Total		137,466,898
Marine Transportation 0.8%
Matson, Inc.	161,322	21,752,658
Professional Services 4.6%
Alight, Inc., Class A	4,046,347	28,000,721
KBR, Inc.	190,382	11,028,829
Parsons Corp.(a)	494,843	45,649,267
Paylocity Holding Corp.(a)	208,871	41,663,499
Total		126,342,316
Trading Companies & Distributors 2.4%
FTAI Aviation Ltd.	448,908	64,660,708
Total Industrials		600,034,088
Information Technology 19.8%
Electronic Equipment, Instruments & Components 1.5%
Celestica, Inc.(a)	87,698	8,094,526
Coherent Corp.(a)	243,962	23,110,520
Ingram Micro Holding Corp.(a),(c)	506,792	9,826,697
Total		41,031,743
IT Services 1.9%
Globant SA(a)	233,331	50,030,833
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Family of Funds  | 2024

Portfolio of Investments  (continued)
Columbia Acorn® Fund, December 31, 2024
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 4.7%
Astera Labs, Inc.(a)	96,657	12,802,220
Credo Technology Group Holding Ltd.(a)	587,391	39,478,549
Lattice Semiconductor Corp.(a)	411,552	23,314,421
Onto Innovation, Inc.(a)	55,336	9,222,851
Semtech Corp.(a)	701,509	43,388,331
Total		128,206,372
Software 11.7%
Alkami Technology, Inc.(a)	853,506	31,306,600
Braze, Inc., Class A(a)	430,056	18,010,745
CyberArk Software Ltd.(a)	77,764	25,907,077
Dynatrace, Inc.(a)	559,180	30,391,433
Gen Digital, Inc.	709,317	19,421,099
Gitlab, Inc., Class A(a)	257,362	14,502,349
Informatica, Inc., Class A(a)	818,788	21,231,173
Monday.com Ltd.(a)	82,252	19,365,411
Samsara, Inc., Class A(a)	255,238	11,151,348
Sprout Social, Inc., Class A(a)	410,528	12,607,315
SPS Commerce, Inc.(a)	154,928	28,505,203
Tenable Holdings, Inc.(a)	436,131	17,174,839
Varonis Systems, Inc.(a)	525,506	23,348,231
Workiva, Inc., Class A(a)	326,126	35,710,797
Zeta Global Holdings Corp., Class A(a)	640,454	11,521,767
Total		320,155,387
Total Information Technology		539,424,335
Materials 1.0%
Metals & Mining 1.0%
ATI, Inc.(a)	489,948	26,966,738
Total Materials		26,966,738
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 1.4%
Real Estate Management & Development 1.4%
Colliers International Group, Inc.	288,158	39,180,843
Total Real Estate		39,180,843
Total Common Stocks (Cost $2,157,306,654)		2,666,073,499

Exchange-Traded Equity Funds 1.5%
	Shares	Value ($)
Sector 1.5%
SPDR S&P Biotech ETF(c)	456,721	41,132,294
Total Exchange-Traded Equity Funds (Cost $42,869,048)		41,132,294

Money Market Funds 2.7%

Columbia Short-Term Cash Fund, 4.573%(b),(g)	28,754,600	28,748,849
Dreyfus Government Cash Management Fund, Institutional Shares, 4.360%(g),(h)	44,765,895	44,765,895
Total Money Market Funds (Cost $73,509,518)		73,514,744
Total Investments in Securities (Cost: $2,273,685,220)		2,780,720,537
Other Assets & Liabilities, Net		(51,886,854)
Net Assets		2,728,833,683
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds  | 2024

Portfolio of Investments  (continued)
Columbia Acorn® Fund, December 31, 2024
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended December 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.573%
	68,959,416	782,167,195	(822,361,131)	(16,631)	28,748,849	18,328	2,162,935	28,754,600
GCM Grosvenor, Inc., Class A
	36,064,735	10,280,354	—	14,325,889	60,670,978	—	1,900,274	4,944,660
Outset Medical, Inc.‡,†
	—	2,682,564	(37,768,665)	—	—	(35,942,677)	—	—
P3 Health Partners, Inc., Class A‡,†
	—	2,020,781	(27,958,274)	—	—	(25,353,262)	—	—
Xponential Fitness, Inc., Class A‡,†
	—	9,549,205	(5,961,679)	—	—	(3,009,799)	—	—
Total	105,024,151			14,309,258	89,419,827	(64,287,410)	4,063,209

‡	Issuer was not an affiliate at the beginning of period.
†	Issuer was not an affiliate at the end of period.

(c)	All or a portion of this security was on loan at December 31, 2024. The total market value of securities on loan at December 31, 2024 was $43,846,367.
(d)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At December 31, 2024, the total value of these securities amounted to $115,081, which represents less than 0.01% of total net assets.

(e)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At December 31, 2024, the total market value of these securities amounted to $115,081, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
DNA Script	10/01/2021	1,139	993,179	115,081

(f)	Valuation based on significant unobservable inputs.
(g)	The rate shown is the seven-day current annualized yield at December 31, 2024.
(h)	Investment made with cash collateral received from securities lending activity.
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■
  Level 1 – quoted prices in active markets for identical securities
■
  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■
  Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Family of Funds  | 2024

Portfolio of Investments  (continued)
Columbia Acorn® Fund, December 31, 2024
Fair value measurements (continued)
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not typically statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are traded in the European region or Asia Pacific region time zones which are typically statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Typical Level 3 securities include any security fair valued by the Valuation Committee (the Committee) which typically relies on significant unobservable inputs.
The Board of Trustees has designated the Investment Manager as the Fund’s valuation designee. The Investment Manager, in turn, has authorized the Committee to make fair value determinations and to carry out supervisory and certain other functions relating to the valuation of Fund portfolio securities, pursuant to the valuation policies and procedures approved by the Board of Trustees (the Policies).
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the Investment Manager believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Investment Manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	481,437,231	—	—	481,437,231
Consumer Staples	99,618,504	—	—	99,618,504
Energy	54,954,687	—	—	54,954,687
Financials	237,157,379	—	—	237,157,379
Health Care	587,184,613	—	115,081	587,299,694
Industrials	600,034,088	—	—	600,034,088
Information Technology	539,424,335	—	—	539,424,335
Materials	26,966,738	—	—	26,966,738
Real Estate	39,180,843	—	—	39,180,843
Total Common Stocks	2,665,958,418	—	115,081	2,666,073,499
Exchange-Traded Equity Funds	41,132,294	—	—	41,132,294
Money Market Funds	73,514,744	—	—	73,514,744
Total Investments in Securities	2,780,605,456	—	115,081	2,780,720,537
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds  | 2024

Portfolio of Investments
Columbia Acorn International®, December 31, 2024
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.7%
Issuer	Shares	Value ($)
Australia 5.0%
CAR Group Ltd.	872,591	19,418,531
IDP Education Ltd.	1,432,359	11,156,062
Pro Medicus Ltd.	86,240	13,321,711
Total		43,896,304
Belgium 0.8%
Azelis Group NV	375,524	7,392,064
Canada 2.5%
Altus Group Ltd.	377,811	14,718,714
CCL Industries, Inc., Class B	144,002	7,408,222
Total		22,126,936
China 1.6%
Silergy Corp.	1,175,000	14,422,508
Finland 1.7%
Valmet OYJ(a)	608,034	14,738,124
France 1.8%
Gaztransport Et Technigaz SA	50,860	6,811,239
Robertet SA	5,829	5,120,198
Virbac SA	12,992	4,252,989
Total		16,184,426
Germany 6.0%
Atoss Software SE	53,442	6,319,629
CTS Eventim AG & Co. KGaA	200,502	16,949,460
Hypoport SE(b)	77,111	13,544,023
Nemetschek SE	166,175	16,142,577
Total		52,955,689
India 2.0%
Cholamandalam Investment and Finance Co., Ltd.	400,065	5,530,650
Max Healthcare Institute Ltd.	944,652	12,417,568
Total		17,948,218
Ireland 2.8%
Bank of Ireland Group PLC	1,305,944	11,909,486
CRH PLC	142,541	13,195,051
Total		25,104,537
Common Stocks (continued)
Issuer	Shares	Value ($)
Italy 2.1%
Amplifon SpA	521,666	13,442,278
Carel Industries SpA	249,562	4,792,753
Total		18,235,031
Japan 29.7%
Capcom Co., Ltd.	1,062,600	23,115,301
Disco Corp.	48,100	12,759,843
Gunma Bank Ltd. (The)	1,063,900	7,156,128
Kakaku.com, Inc.	874,600	13,325,906
Kokusai Electric Corp.	673,200	8,821,517
Kyudenko Corp.	232,200	7,596,390
Macnica Holdings, Inc.	336,000	3,873,279
Nippon Sanso Holdings Corp.	496,800	13,785,195
Nissin Foods Holdings Co., Ltd.	374,900	9,057,014
Niterra Co., Ltd.	785,700	25,033,880
Nomura Real Estate Holdings, Inc.	564,700	13,935,606
Obic Co., Ltd.	428,000	12,736,577
Omron Corp.	422,600	14,229,379
Recruit Holdings Co., Ltd.	309,200	21,491,848
Sanwa Holdings Corp.	413,700	11,426,715
Sekisui Chemical Co., Ltd.	358,200	6,133,185
Simplex Holdings, Inc.	895,700	14,032,661
Sundrug Co., Ltd.	182,800	4,649,712
Suntory Beverage & Food Ltd.	614,500	19,523,887
Taisei Corp.	246,700	10,336,434
Yaskawa Electric Corp.	366,500	9,353,159
Total		262,373,616
Mexico 1.9%
Corporación Inmobiliaria Vesta SAB de CV	6,581,508	16,792,299
Netherlands 4.0%
BE Semiconductor Industries NV	112,247	15,385,503
IMCD NV	133,543	19,845,925
Total		35,231,428
New Zealand 2.8%
Fisher & Paykel Healthcare Corp., Ltd.	1,137,570	24,449,976
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Family of Funds  | 2024

Portfolio of Investments  (continued)
Columbia Acorn International®, December 31, 2024
Common Stocks (continued)
Issuer	Shares	Value ($)
Norway 0.5%
AutoStore Holdings Ltd.(b),(c)	4,699,040	4,604,054
Spain 0.8%
Viscofan SA	107,619	6,807,029
Sweden 5.4%
AddTech AB, B Shares	325,749	8,875,964
Hexagon AB, Class B	1,702,187	16,251,526
Munters Group AB	952,329	15,989,255
Thule Group AB	215,244	6,623,764
Total		47,740,509
Switzerland 7.0%
Belimo Holding AG, Registered Shares	36,329	24,024,749
Inficon Holding AG	12,163	13,904,576
Kardex Holding AG	23,200	6,927,571
Tecan Group AG, Registered Shares	21,728	4,842,385
VAT Group AG	31,674	11,976,381
Total		61,675,662
United Kingdom 17.7%
Ashtead Group PLC	280,896	17,378,498
Auto Trader Group PLC	2,439,267	24,136,205
ConvaTec Group PLC	5,699,141	15,753,032
Genus PLC	546,999	10,602,403
Common Stocks (continued)
Issuer	Shares	Value ($)
Halma PLC	614,997	20,632,507
Howden Joinery Group PLC	1,501,580	14,875,526
Intermediate Capital Group PLC	825,032	21,264,574
Rightmove PLC	2,348,245	18,794,430
Safestore Holdings PLC	1,672,397	13,456,542
Total		156,893,717
United States 1.4%
InterParfums, Inc.	93,531	12,300,262
Vietnam 2.2%
FPT Corp.	3,301,062	19,727,973
Total Common Stocks (Cost $725,240,422)		881,600,362

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.573%(d),(e)	3,716,227	3,715,484
Dreyfus Government Cash Management Fund, Institutional Shares, 4.360%(d),(f)	4,817,278	4,817,278
Total Money Market Funds (Cost $8,532,762)		8,532,762
Total Investments in Securities (Cost $733,773,184)		890,133,124
Other Assets & Liabilities, Net		(5,829,766)
Net Assets		$884,303,358
Notes to Portfolio of Investments
(a)	All or a portion of this security was on loan at December 31, 2024. The total market value of securities on loan at December 31, 2024 was $4,572,764.
(b)	Non-income producing investment.
(c)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At December 31, 2024, the total value of these securities amounted to $4,604,054, which represents 0.52% of total net assets.

(d)	The rate shown is the seven-day current annualized yield at December 31, 2024.
(e)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended December 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.573%
	21,219,590	240,458,165	(257,962,228)	(43)	3,715,484	1,061	844,329	3,716,227

(f)	Investment made with cash collateral received from securities lending activity.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds  | 2024

Portfolio of Investments  (continued)
Columbia Acorn International®, December 31, 2024
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■
  Level 1 – quoted prices in active markets for identical securities
■
  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■
  Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not typically statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are traded in the European region or Asia Pacific region time zones which are typically statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Typical Level 3 securities include any security fair valued by the Valuation Committee (the Committee) which typically relies on significant unobservable inputs.
The Board of Trustees has designated the Investment Manager as the Fund’s valuation designee. The Investment Manager, in turn, has authorized the Committee to make fair value determinations and to carry out supervisory and certain other functions relating to the valuation of Fund portfolio securities, pursuant to the valuation policies and procedures approved by the Board of Trustees (the Policies).
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the Investment Manager believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Investment Manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	43,896,304	—	43,896,304
Belgium	—	7,392,064	—	7,392,064
Canada	22,126,936	—	—	22,126,936
China	—	14,422,508	—	14,422,508
Finland	—	14,738,124	—	14,738,124
France	5,120,198	11,064,228	—	16,184,426
Germany	—	52,955,689	—	52,955,689
India	—	17,948,218	—	17,948,218
Ireland	—	25,104,537	—	25,104,537
Italy	4,792,753	13,442,278	—	18,235,031
Japan	—	262,373,616	—	262,373,616
Mexico	16,792,299	—	—	16,792,299
Netherlands	—	35,231,428	—	35,231,428
New Zealand	—	24,449,976	—	24,449,976
Norway	—	4,604,054	—	4,604,054
Spain	—	6,807,029	—	6,807,029
Sweden	—	47,740,509	—	47,740,509
Switzerland	—	61,675,662	—	61,675,662
United Kingdom	—	156,893,717	—	156,893,717
United States	12,300,262	—	—	12,300,262
Vietnam	—	19,727,973	—	19,727,973
Total Common Stocks	61,132,448	820,467,914	—	881,600,362
Money Market Funds	8,532,762	—	—	8,532,762
Total Investments in Securities	69,665,210	820,467,914	—	890,133,124
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board of Trustees, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including relevant general and sector indices, currency fluctuations, depository receipts, and futures, as applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Family of Funds  | 2024

Portfolio of Investments
Columbia Acorn International SelectSM, December 31, 2024
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.4%
Issuer	Shares	Value ($)
Australia 1.8%
CSL Ltd.	19,170	3,344,223
Canada 1.2%
Shopify, Inc., Class A(a)	20,700	2,203,133
Denmark 2.7%
Novo Nordisk A/S, Class B	59,175	5,105,727
France 15.7%
Airbus Group SE	26,349	4,219,292
Cie de Saint-Gobain SA	31,386	2,789,013
EssilorLuxottica SA	11,284	2,752,504
L’Oreal SA	6,884	2,436,957
LVMH Moet Hennessy Louis Vuitton SE	4,488	2,952,176
Publicis Groupe SA	44,604	4,748,527
Schneider Electric SE	27,623	6,876,914
TotalEnergies SE	53,062	2,956,343
Total		29,731,726
Germany 6.7%
Adidas AG	21,273	5,232,402
Deutsche Telekom AG, Registered Shares	170,412	5,106,072
Nemetschek SE	25,067	2,435,059
Total		12,773,533
India 2.3%
Max Healthcare Institute Ltd.	119,375	1,569,199
Phoenix Mills Ltd. (The)	144,502	2,752,561
Total		4,321,760
Ireland 4.3%
Bank of Ireland Group PLC	409,705	3,736,283
CRH PLC	48,492	4,488,914
Total		8,225,197
Japan 27.3%
Capcom Co., Ltd.	293,000	6,373,784
Daikin Industries Ltd.	20,000	2,333,619
Disco Corp.	8,900	2,360,969
Gunma Bank Ltd. (The)	335,300	2,255,334
Hoya Corp.	16,600	2,060,165
Kokusai Electric Corp.	100,600	1,318,248
Common Stocks (continued)
Issuer	Shares	Value ($)
Niterra Co., Ltd.	98,300	3,132,023
Nomura Real Estate Holdings, Inc.	37,800	932,824
Omron Corp.	98,800	3,326,698
ORIX Corp.	136,100	2,923,958
Recruit Holdings Co., Ltd.	78,600	5,463,322
Renesas Electronics Corp.(a)	319,400	4,042,016
Sony Group Corp.	166,500	3,509,080
Suntory Beverage & Food Ltd.	125,800	3,996,916
Taisei Corp.	69,400	2,907,777
Tokyo Electron Ltd.	18,400	2,765,877
Yaskawa Electric Corp.	80,700	2,059,481
Total		51,762,091
Netherlands 3.4%
ASML Holding NV	6,268	4,390,325
IMCD NV	14,131	2,100,018
Total		6,490,343
New Zealand 1.7%
Fisher & Paykel Healthcare Corp., Ltd.	148,045	3,181,955
Singapore 1.7%
DBS Group Holdings Ltd.	97,790	3,133,726
Spain 2.0%
Industria de Diseno Textil SA	75,631	3,874,120
Switzerland 8.8%
Belimo Holding AG, Registered Shares	7,026	4,646,368
Lonza Group AG, Registered Shares	5,084	3,000,774
Nestlé SA, Registered Shares	46,461	3,811,809
Sika AG	11,656	2,781,205
VAT Group AG	6,447	2,437,700
Total		16,677,856
United Kingdom 18.8%
3i Group PLC	98,342	4,377,522
Ashtead Group PLC	62,155	3,845,411
Auto Trader Group PLC	177,233	1,753,696
BT Group PLC	1,462,836	2,636,739
ConvaTec Group PLC	882,123	2,438,282
Halma PLC	76,902	2,579,982
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds  | 2024

Portfolio of Investments  (continued)
Columbia Acorn International SelectSM, December 31, 2024
Common Stocks (continued)
Issuer	Shares	Value ($)
Howden Joinery Group PLC	285,015	2,823,524
Intermediate Capital Group PLC	159,646	4,114,754
London Stock Exchange Group PLC	27,212	3,841,109
Reckitt Benckiser Group PLC	44,362	2,685,266
Rightmove PLC	235,662	1,886,146
Rio Tinto PLC	46,274	2,731,558
Total		35,713,989
Total Common Stocks (Cost $167,654,514)		186,539,379

Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.573%(b),(c)	2,829,289	2,828,723
Total Money Market Funds (Cost $2,828,524)		2,828,723
Total Investments in Securities (Cost $170,483,038)		189,368,102
Other Assets & Liabilities, Net		258,689
Net Assets		$189,626,791
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at December 31, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended December 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.573%
	5,679,803	52,666,724	(55,517,824)	20	2,828,723	1,371	139,221	2,829,289
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■
  Level 1 – quoted prices in active markets for identical securities
■
  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■
  Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not typically statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are traded in the European region or Asia Pacific region time zones which are typically statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Typical Level 3 securities include any security fair valued by the Valuation Committee (the Committee) which typically relies on significant unobservable inputs.
The Board of Trustees has designated the Investment Manager as the Fund’s valuation designee. The Investment Manager, in turn, has authorized the Committee to make fair value determinations and to carry out supervisory and certain other functions relating to the valuation of Fund portfolio securities, pursuant to the valuation policies and procedures approved by the Board of Trustees (the Policies).
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the Investment Manager believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Investment Manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Family of Funds  | 2024

Portfolio of Investments  (continued)
Columbia Acorn International SelectSM, December 31, 2024
Fair value measurements (continued)
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	3,344,223	—	3,344,223
Canada	2,203,133	—	—	2,203,133
Denmark	—	5,105,727	—	5,105,727
France	—	29,731,726	—	29,731,726
Germany	—	12,773,533	—	12,773,533
India	—	4,321,760	—	4,321,760
Ireland	—	8,225,197	—	8,225,197
Japan	—	51,762,091	—	51,762,091
Netherlands	—	6,490,343	—	6,490,343
New Zealand	—	3,181,955	—	3,181,955
Singapore	—	3,133,726	—	3,133,726
Spain	—	3,874,120	—	3,874,120
Switzerland	—	16,677,856	—	16,677,856
United Kingdom	—	35,713,989	—	35,713,989
Total Common Stocks	2,203,133	184,336,246	—	186,539,379
Money Market Funds	2,828,723	—	—	2,828,723
Total Investments in Securities	5,031,856	184,336,246	—	189,368,102
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board of Trustees, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including relevant general and sector indices, currency fluctuations, depository receipts, and futures, as applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds  | 2024

Portfolio of Investments
Columbia Thermostat FundSM, December 31, 2024
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 22.3%
	Shares	Value ($)
U.S. Large Cap 19.9%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	2,035,240	74,265,906
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class(a)	2,697,266	74,525,468
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	383,972	29,688,679
Columbia Large Cap Index Fund, Institutional 3 Class(a)	1,039,611	59,756,842
Total		238,236,895
U.S. Small Cap 2.4%
Columbia Small Cap Index Fund, Institutional 3 Class(a)	1,303,720	28,668,806
Total Equity Funds (Cost $228,365,381)		266,905,701

Exchange-Traded Equity Funds 2.4%

U.S. Large Cap 2.4%
Columbia Research Enhanced Core ETF(a)	851,976	29,495,409
Total Exchange-Traded Equity Funds (Cost $23,097,728)		29,495,409

Exchange-Traded Fixed Income Funds 7.4%

Multisector 7.4%
Columbia Diversified Fixed Income Allocation ETF(a)	5,085,262	89,144,643
Total Exchange-Traded Fixed Income Funds (Cost $93,073,778)		89,144,643

Fixed Income Funds 67.6%
	Shares	Value ($)
High Yield 7.5%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	8,257,314	90,169,866
Investment Grade 60.1%
Columbia Corporate Income Fund, Institutional 3 Class(a)	19,941,427	180,071,090
Columbia Quality Income Fund, Institutional 3 Class(a)	7,747,998	134,970,124
Columbia Total Return Bond Fund, Institutional 3 Class(a)	7,544,180	225,118,342
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	18,322,181	179,923,815
Total		720,083,371
Total Fixed Income Funds (Cost $824,763,244)		810,253,237

Money Market Funds 0.3%

Columbia Short-Term Cash Fund, 4.573%(a),(c)	3,389,216	3,388,538
Total Money Market Funds (Cost $3,388,537)		3,388,538
Total Investments in Securities (Cost: $1,172,688,668)		1,199,187,528
Other Assets & Liabilities, Net		(561,675)
Net Assets		1,198,625,853
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended December 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Contrarian Core Fund, Institutional 3 Class
	49,842,893	184,570,403	(161,225,064)	1,077,674	74,265,906	6,096,483	17,647,909	478,484	2,035,240
Columbia Corporate Income Fund, Institutional 3 Class
	113,832,291	125,859,473	(62,446,605)	2,825,931	180,071,090	—	(5,966,139)	6,539,480	19,941,427
Columbia Diversified Fixed Income Allocation ETF
	113,184,926	59,204,134	(86,236,384)	2,991,967	89,144,643	—	(8,124,570)	4,187,431	5,085,262
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Family of Funds  | 2024

Portfolio of Investments  (continued)
Columbia Thermostat FundSM, December 31, 2024
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Emerging Markets Fund, Institutional 3 Class
	20,222,272	—	(18,206,441)	(2,015,831)	—	—	1,917,307	—	—
Columbia High Yield Bond Fund, Institutional 3 Class
	—	116,205,423	(27,450,518)	1,414,961	90,169,866	—	(17,408)	3,116,890	8,257,314
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class
	49,793,350	188,233,887	(166,095,760)	2,593,991	74,525,468	10,906,272	13,540,855	918,882	2,697,266
Columbia Large Cap Growth Fund, Institutional 3 Class
	—	86,855,237	(61,612,948)	4,446,390	29,688,679	1,562,153	6,959,418	—	383,972
Columbia Large Cap Index Fund, Institutional 3 Class
	39,867,291	147,176,533	(130,681,897)	3,394,915	59,756,842	4,799,772	12,795,944	840,716	1,039,611
Columbia Quality Income Fund, Institutional 3 Class
	227,547,307	96,949,686	(196,740,632)	7,213,763	134,970,124	—	(18,351,776)	6,680,615	7,747,998
Columbia Research Enhanced Core ETF
	19,956,188	70,718,431	(64,361,082)	3,181,872	29,495,409	116,176	6,968,308	206,102	851,976
Columbia Short-Term Cash Fund, 4.573%
	5,040,866	194,568,830	(196,220,654)	(504)	3,388,538	—	563	229,202	3,389,216
Columbia Small Cap Index Fund, Institutional 3 Class
	19,727,625	75,070,704	(63,420,851)	(2,708,672)	28,668,806	4,677,137	4,521,100	445,999	1,303,720
Columbia Total Return Bond Fund, Institutional 3 Class
	284,542,729	155,756,434	(209,075,035)	(6,105,786)	225,118,342	—	(5,669,425)	11,078,463	7,544,180
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	397,039,033	136,319,652	(369,996,386)	16,561,516	179,923,815	—	(32,062,203)	7,925,116	18,322,181
Total	1,340,596,771			34,872,187	1,199,187,528	28,157,993	(5,840,117)	42,647,380

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at December 31, 2024.
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■
  Level 1 – quoted prices in active markets for identical securities
■
  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■
  Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include mutual funds whose net asset values are published each day.
The Board of Trustees has designated the Investment Manager as the Fund’s valuation designee. The Investment Manager, in turn, has authorized the Committee to make fair value determinations and to carry out supervisory and certain other functions relating to the valuation of Fund portfolio securities, pursuant to the valuation policies and procedures approved by the Board of Trustees (the Policies).
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the Investment Manager believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Investment Manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds  | 2024

Portfolio of Investments  (continued)
Columbia Thermostat FundSM, December 31, 2024
Fair value measurements (continued)
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Equity Funds	266,905,701	—	—	266,905,701
Exchange-Traded Equity Funds	29,495,409	—	—	29,495,409
Exchange-Traded Fixed Income Funds	89,144,643	—	—	89,144,643
Fixed Income Funds	810,253,237	—	—	810,253,237
Money Market Funds	3,388,538	—	—	3,388,538
Total Investments in Securities	1,199,187,528	—	—	1,199,187,528
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Family of Funds  | 2024

Portfolio of Investments
Columbia Acorn European FundSM, December 31, 2024
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.3%
Issuer	Shares	Value ($)
Austria 0.5%
DO & CO AG(a)	1,013	188,877
Belgium 2.4%
Azelis Group NV	34,648	682,034
Melexis NV	5,095	297,891
Total		979,925
Finland 3.5%
Konecranes OYJ	17,620	1,116,762
Metso Outotec OYJ	36,398	338,850
Total		1,455,612
France 6.7%
Elis SA	43,587	853,137
Nexans SA	7,499	810,129
Verallia SA	28,398	713,208
Virbac SA	1,210	396,099
Total		2,772,573
Germany 6.4%
CTS Eventim AG & Co. KGaA	10,828	915,346
Nemetschek SE	7,929	770,239
Rational AG	399	341,747
Renk Group AG	20,160	377,364
Springer Nature AG & Co. KGaA(a)	8,797	247,857
Total		2,652,553
Greece 1.6%
National Bank of Greece SA	82,361	652,088
Ireland 0.8%
Cairn Homes PLC	139,977	337,114
Italy 6.9%
Amplifon SpA	47,947	1,235,497
Carel Industries SpA	59,283	1,138,510
Intercos SpA	14,885	213,625
Reply SpA	1,617	257,042
Total		2,844,674
Jersey 1.0%
Allfunds Group PLC	75,203	393,475
Common Stocks (continued)
Issuer	Shares	Value ($)
Netherlands 3.8%
BE Semiconductor Industries NV	5,042	691,098
CTP NV(b)	27,396	422,267
IMCD NV	2,938	436,618
Total		1,549,983
Norway 2.7%
Storebrand ASA	59,229	631,606
TGS NOPEC Geophysical Co. ASA	20,336	203,759
TOMRA Systems ASA	21,321	275,918
Total		1,111,283
Spain 3.8%
Fluidra SA	45,384	1,104,950
Viscofan SA	7,344	464,516
Total		1,569,466
Sweden 8.6%
AddTech AB, B Shares	44,229	1,205,146
Hexpol AB	47,180	439,477
Munters Group AB	80,890	1,358,113
Sectra AB, Class B(a)	21,159	529,472
Total		3,532,208
Switzerland 12.1%
Accelleron Industries AG	15,200	783,927
Belimo Holding AG, Registered Shares	2,012	1,330,557
Comet Holding AG, Registered Shares	812	222,617
Inficon Holding AG	966	1,104,318
Kardex Holding AG	4,579	1,367,299
Tecan Group AG, Registered Shares	752	167,594
Total		4,976,312
United Kingdom 34.6%
Auction Technology Group PLC(a)	60,898	419,310
Auto Trader Group PLC	119,769	1,185,098
Bodycote PLC	42,122	332,343
Breedon Group PLC	91,781	511,882
Bridgepoint Group Ltd., Registered Shares(b)	63,289	283,062
Chemring Group PLC	99,013	406,423
Clarkson PLC	4,258	210,825
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds  | 2024

Portfolio of Investments  (continued)
Columbia Acorn European FundSM, December 31, 2024
Common Stocks (continued)
Issuer	Shares	Value ($)
ConvaTec Group PLC	293,817	812,141
CVS Group PLC	28,591	301,489
Diploma PLC	23,941	1,268,328
discoverIE Group plc	22,736	200,906
Genus PLC	18,026	349,395
GlobalData PLC	144,154	341,082
Greggs PLC	16,293	568,266
Howden Joinery Group PLC	40,272	398,958
Ibstock PLC	177,278	390,604
IMI PLC	21,727	493,461
Intermediate Capital Group PLC	59,965	1,545,552
Moonpig Group PLC(a)	159,273	421,718
Rentokil Initial PLC	170,881	852,948
Rightmove PLC	98,121	785,322
Rotork PLC	166,508	654,702
Safestore Holdings PLC	123,736	995,612
Spectris PLC	9,143	285,675
YouGov PLC	39,171	203,509
Total		14,218,611
United States 2.9%
InterParfums, Inc.	8,926	1,173,858
Total Common Stocks (Cost $31,017,743)		40,408,612

Preferred Stocks 0.5%
Issuer	Shares	Value ($)
Germany 0.5%
FUCHS SE	5,087	219,812
Total Preferred Stocks (Cost $237,214)		219,812

Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.573%(c),(d)	361,787	361,715
Total Money Market Funds (Cost $361,715)		361,715
Total Investments in Securities (Cost $31,616,672)		40,990,139
Other Assets & Liabilities, Net		119,330
Net Assets		$41,109,469
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At December 31, 2024, the total value of these securities amounted to $705,329, which represents 1.72% of total net assets.

(c)	The rate shown is the seven-day current annualized yield at December 31, 2024.
(d)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended December 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.573%
	548,979	21,447,757	(21,634,966)	(55)	361,715	237	23,277	361,787
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■
  Level 1 – quoted prices in active markets for identical securities
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Family of Funds  | 2024

Portfolio of Investments  (continued)
Columbia Acorn European FundSM, December 31, 2024
Fair value measurements (continued)
■
  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■
  Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not typically statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are traded in the European region or Asia Pacific region time zones which are typically statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Typical Level 3 securities include any security fair valued by the Valuation Committee (the Committee) which typically relies on significant unobservable inputs.
The Board of Trustees has designated the Investment Manager as the Fund’s valuation designee. The Investment Manager, in turn, has authorized the Committee to make fair value determinations and to carry out supervisory and certain other functions relating to the valuation of Fund portfolio securities, pursuant to the valuation policies and procedures approved by the Board of Trustees (the Policies).
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the Investment Manager believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Investment Manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Austria	188,877	—	—	188,877
Belgium	—	979,925	—	979,925
Finland	—	1,455,612	—	1,455,612
France	—	2,772,573	—	2,772,573
Germany	247,857	2,404,696	—	2,652,553
Greece	—	652,088	—	652,088
Ireland	337,114	—	—	337,114
Italy	1,138,510	1,706,164	—	2,844,674
Jersey	—	393,475	—	393,475
Netherlands	422,267	1,127,716	—	1,549,983
Norway	—	1,111,283	—	1,111,283
Spain	—	1,569,466	—	1,569,466
Sweden	—	3,532,208	—	3,532,208
Switzerland	—	4,976,312	—	4,976,312
United Kingdom	3,067,196	11,151,415	—	14,218,611
United States	1,173,858	—	—	1,173,858
Total Common Stocks	6,575,679	33,832,933	—	40,408,612
Preferred Stocks
Germany	—	219,812	—	219,812
Total Preferred Stocks	—	219,812	—	219,812
Money Market Funds	361,715	—	—	361,715
Total Investments in Securities	6,937,394	34,052,745	—	40,990,139
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board of Trustees, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including relevant general and sector indices, currency fluctuations, depository receipts, and futures, as applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds  | 2024

Statement of Assets and Liabilities
December 31, 2024

	Columbia Acorn® Fund	Columbia Acorn International®	Columbia Acorn International SelectSM
Assets
Investments in securities, at value*
Unaffiliated issuers (cost $2,196,426,292, $730,057,700, $167,654,514, respectively)	$2,691,300,710	$886,417,640	$186,539,379
Affiliated issuers (cost $77,258,928, $3,715,484, $2,828,524, respectively)	89,419,827	3,715,484	2,828,723
Cash	—	—	6,206
Foreign currency (cost $—, $4,453, $—, respectively)	—	4,453	—
Receivable for:
Investments sold	2,010,642	—	—
Capital shares sold	149,037	112,405	4,995
Dividends	416,903	626,512	260,282
Securities lending income	54,783	2,735	—
Foreign tax reclaims	4,322	1,559,255	642,976
Expense reimbursement due from Investment Manager	3,832	3,671	1,841
Prepaid expenses	71,339	27,374	5,645
Deferred compensation of board members	182	—	—
Other assets	12,323	12,323	12,323
Total assets	2,783,443,900	892,481,852	190,302,370
Liabilities
Due to custodian	—	2,836	—
Due upon return of securities on loan	44,765,895	4,817,278	—
Payable for:
Investments purchased	2,790,702	—	—
Capital shares redeemed	2,061,132	1,108,859	155,061
Foreign capital gains taxes deferred	—	—	270,730
Investment advisory fee	51,369	20,905	4,626
Distribution and/or service fees	3,914	846	758
Transfer agent fees	190,950	52,383	20,920
Administration fees	3,725	1,217	260
Compensation of chief compliance officer	520	175	36
Other expenses	163,314	122,395	59,700
Deferred compensation of board members	4,578,696	2,051,600	163,488
Total liabilities	54,610,217	8,178,494	675,579
Net assets applicable to outstanding capital stock	$2,728,833,683	$884,303,358	$189,626,791
Represented by
Paid in capital	2,419,149,237	794,100,174	178,650,378
Total distributable earnings (loss)	309,684,446	90,203,184	10,976,413
Total - representing net assets applicable to outstanding capital stock	$2,728,833,683	$884,303,358	$189,626,791
* Includes the value of securities on loan	43,846,367	4,572,764	—
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Family of Funds  | 2024

Statement of Assets and Liabilities (continued)
December 31, 2024
	Columbia Acorn® Fund	Columbia Acorn International®	Columbia Acorn International SelectSM
Class A
Net assets	$544,609,084	$123,302,122	$110,628,776
Shares outstanding	63,697,578	5,723,246	4,393,010
Net asset value per share(a)	$8.55	$21.54	$25.18
Maximum sales charge	5.75%	5.75%	5.75%
Maximum offering price per share(b) (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$9.07	$22.85	$26.72
Class C
Net assets	$7,263,161	$—	$—
Shares outstanding	616,931	—	—
Net asset value per share(a)	$11.77	$—	$—
Institutional Class
Net assets	$1,767,917,976	$525,325,620	$54,447,443
Shares outstanding	141,354,254	24,234,063	2,114,240
Net asset value per share(c)	$12.51	$21.68	$25.75
Institutional 2 Class
Net assets	$27,386,258	$16,506,942	$3,962,798
Shares outstanding	1,983,588	761,951	152,033
Net asset value per share(c)	$13.81	$21.66	$26.07
Institutional 3 Class
Net assets	$29,552,175	$108,049,216	$8,631,475
Shares outstanding	2,102,276	4,884,715	331,065
Net asset value per share(c)	$14.06	$22.12	$26.07
Class S
Net assets	$352,105,029	$111,119,458	$11,956,299
Shares outstanding	28,150,271	5,125,653	464,253
Net asset value per share(c)	$12.51	$21.68	$25.75

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)	On sales of $50,000 or more the offering price is reduced.
(c)	Redemption price per share is equal to net asset value.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds  | 2024

Statement of Assets and Liabilities (continued)
December 31, 2024

	Columbia Thermostat FundSM	Columbia Acorn European FundSM
Assets
Investments in securities, at value
Unaffiliated issuers (cost $—, $31,254,957, respectively)	$—	$40,628,424
Affiliated issuers (cost $1,172,688,668, $361,715, respectively)	1,199,187,528	361,715
Cash	185	—
Foreign currency (cost $—, $649, respectively)	—	648
Receivable for:
Investments sold	—	4,758
Capital shares sold	1,055,152	—
Dividends	3,171,886	23,403
Foreign tax reclaims	—	198,402
Expense reimbursement due from Investment Manager	2,402	587
Prepaid expenses	32,994	1,309
Other assets	12,323	—
Total assets	1,203,462,470	41,219,246
Liabilities
Payable for:
Investments purchased	3,154,898	5,253
Capital shares redeemed	1,029,270	25,673
Investment advisory fee	3,282	1,339
Distribution and/or service fees	5,058	158
Transfer agent fees	108,949	5,362
Administration fees	1,641	56
Compensation of chief compliance officer	224	8
Accounting services fees	7,720	26,590
Other expenses	72,961	13,478
Deferred compensation of board members	452,614	31,860
Total liabilities	4,836,617	109,777
Net assets applicable to outstanding capital stock	$1,198,625,853	$41,109,469
Represented by
Paid in capital	1,298,346,526	38,315,149
Total distributable earnings (loss)	(99,720,673)	2,794,320
Total - representing net assets applicable to outstanding capital stock	$1,198,625,853	$41,109,469
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Family of Funds  | 2024

Statement of Assets and Liabilities (continued)
December 31, 2024
	Columbia Thermostat FundSM	Columbia Acorn European FundSM
Class A
Net assets	$385,771,332	$23,056,649
Shares outstanding	23,701,127	966,108
Net asset value per share(a)	$16.28	$23.87
Maximum sales charge	5.75%	5.75%
Maximum offering price per share(b) (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$17.27	$25.33
Class C
Net assets	$87,900,012	$—
Shares outstanding	5,360,926	—
Net asset value per share(a)	$16.40	$—
Institutional Class
Net assets	$624,613,398	$18,052,820
Shares outstanding	39,169,838	750,307
Net asset value per share(c)	$15.95	$24.06
Institutional 2 Class
Net assets	$76,934,501	$—
Shares outstanding	4,778,300	—
Net asset value per share(c)	$16.10	$—
Institutional 3 Class
Net assets	$10,612,948	$—
Shares outstanding	660,648	—
Net asset value per share(c)	$16.06	$—
Class S
Net assets	$12,793,662	$—
Shares outstanding	802,289	—
Net asset value per share(c)	$15.95	$—

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)	On sales of $50,000 or more the offering price is reduced.
(c)	Redemption price per share is equal to net asset value.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds  | 2024

Statement of Operations
Year Ended December 31, 2024

	Columbia Acorn® Fund	Columbia Acorn International®	Columbia Acorn International SelectSM
Net investment income
Income:
Dividends — unaffiliated issuers	$5,279,427	$19,719,356	$4,691,329
Dividends — affiliated issuers	4,063,209	844,329	139,221
Income from securities lending — net	206,993	71,025	6,298
European Union tax reclaim	—	1,778,212	—
Foreign taxes withheld	(35,322)	(1,883,205)	(362,649)
Total income	9,514,307	20,529,717	4,474,199
Expenses:
Investment advisory fee	19,213,063	9,000,050	1,904,351
Distribution and/or service fees
Class A	1,410,644	363,658	309,355
Class C	80,486	8,391	2,418
Class R	—	2,770	—
Transfer agent fees
Class A	441,787	148,384	235,943
Advisor Class	25,773	4,877	1,636
Class C	6,305	878	474
Institutional Class	1,597,482	747,842	137,308
Institutional 2 Class	14,768	11,164	2,756
Institutional 3 Class	1,695	6,256	493
Class R	—	581	—
Class S	68,339	29,140	5,687
Administration fees	1,394,976	527,622	106,986
Custodian fees	19,453	138,727	29,809
Printing and postage fees	90,036	91,517	60,512
Registration fees	96,637	89,604	80,777
Accounting services fees	29,032	41,191	35,459
Legal fees	811,934	308,131	62,820
Line of credit interest	—	4,479	126
Compensation of chief compliance officer	9,414	3,319	781
Compensation of board members	385,733	147,889	29,804
Deferred compensation of board members	981,253	428,978	29,987
Other	173,718	83,531	27,937
Total expenses	26,852,528	12,188,979	3,065,419
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(2,283,403)	(1,680,686)	(679,157)
Fees waived by transfer agent
Institutional 2 Class	—	(185)	(216)
Institutional 3 Class	—	—	(319)
Expense reduction	(5,596)	(4,511)	(6,767)
Total net expenses	24,563,529	10,503,597	2,378,960
Net investment income (loss)	(15,049,222)	10,026,120	2,095,239
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Family of Funds  | 2024

Statement of Operations (continued)
Year Ended December 31, 2024
	Columbia Acorn® Fund	Columbia Acorn International®	Columbia Acorn International SelectSM
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	$418,604,347	$84,449,190	$17,910,247
Investments — affiliated issuers	(64,287,410)	1,061	1,371
Foreign currency translations	—	(285,998)	53,626
Net realized gain	354,316,937	84,164,253	17,965,244
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	19,247,111	(139,309,030)	(19,186,003)
Investments — affiliated issuers	14,309,258	(43)	20
Foreign currency translations	—	(75,448)	(41,151)
Foreign capital gains tax	—	—	(270,730)
Net change in unrealized appreciation (depreciation)	33,556,369	(139,384,521)	(19,497,864)
Net realized and unrealized gain (loss)	387,873,306	(55,220,268)	(1,532,620)
Net increase (decrease) in net assets resulting from operations	$372,824,084	$(45,194,148)	$562,619
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds  | 2024

Statement of Operations (continued)
Year Ended December 31, 2024

	Columbia Thermostat FundSM	Columbia Acorn European FundSM
Net investment income
Income:
Dividends — unaffiliated issuers	$—	$837,059
Dividends — affiliated issuers	42,647,380	23,277
Income from securities lending — net	—	14
Foreign taxes withheld	—	(75,000)
Total income	42,647,380	785,350
Expenses:
Investment advisory fee	1,279,978	616,373
Distribution and/or service fees
Class A	1,020,633	70,477
Class C	993,424	4,596
Transfer agent fees
Class A	377,268	34,030
Advisor Class	60,869	1,995
Class C	91,757	552
Institutional Class	564,464	24,975
Institutional 2 Class	42,260	460
Institutional 3 Class	805	3
Class S	3,005	—
Administration fees	639,989	25,898
Custodian fees	2,416	22,721
Printing and postage fees	82,501	22,300
Registration fees	134,441	69,214
Accounting services fees	9,577	31,072
Legal fees	371,571	15,078
Line of credit interest	13,533	677
Compensation of chief compliance officer	4,464	206
Compensation of board members	178,863	7,389
Deferred compensation of board members	39,393	3,925
Other	85,193	14,245
Total expenses	5,996,404	966,186
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(811,567)	(269,458)
Fees waived by transfer agent
Institutional 2 Class	(7,075)	(75)
Institutional 3 Class	(468)	—
Expense reduction	(160)	(40)
Total net expenses	5,177,134	696,613
Net investment income	37,470,246	88,737
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	—	12,830,154
Investments — affiliated issuers	(5,840,117)	237
Capital gain distributions from underlying affiliated funds	28,157,993	—
Foreign currency translations	—	4,981
Net realized gain	22,317,876	12,835,372
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	—	(14,817,856)
Investments — affiliated issuers	34,872,187	(55)
Foreign currency translations	—	(11,380)
Net change in unrealized appreciation (depreciation)	34,872,187	(14,829,291)
Net realized and unrealized gain (loss)	57,190,063	(1,993,919)
Net increase (decrease) in net assets resulting from operations	$94,660,309	$(1,905,182)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Family of Funds  | 2024

Statement of Changes in Net Assets

	Columbia Acorn® Fund		Columbia Acorn International®
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
Operations
Net investment income (loss)	$(15,049,222)	$(7,032,388)	$10,026,120	$8,555,736
Net realized gain	354,316,937	50,622,359	84,164,253	95,803,172
Net change in unrealized appreciation (depreciation)	33,556,369	481,091,902	(139,384,521)	113,665,461
Net increase (decrease) in net assets resulting from operations	372,824,084	524,681,873	(45,194,148)	218,024,369
Distributions to shareholders
Net investment income and net realized gains
Class A	—	—	(14,776,573)	—
Advisor Class	—	—	(187,821)	—
Institutional Class	—	—	(70,673,340)	—
Institutional 2 Class	—	—	(2,116,606)	—
Institutional 3 Class	—	—	(12,977,717)	—
Class S	—	—	(9,229,839)	—
Total distributions to shareholders	—	—	(109,961,896)	—
Decrease in net assets from capital stock activity	(426,753,331)	(231,168,063)	(118,727,568)	(344,563,812)
Total increase (decrease) in net assets	(53,929,247)	293,513,810	(273,883,612)	(126,539,443)
Net assets at beginning of year	2,782,762,930	2,489,249,120	1,158,186,970	1,284,726,413
Net assets at end of year	$2,728,833,683	$2,782,762,930	$884,303,358	$1,158,186,970
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds  | 2024

Statement of Changes in Net Assets  (continued)

	Columbia Acorn International SelectSM		Columbia Thermostat FundSM
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
Operations
Net investment income	$2,095,239	$944,794	$37,470,246	$36,238,771
Net realized gain (loss)	17,965,244	1,074,381	22,317,876	(26,215,063)
Net change in unrealized appreciation (depreciation)	(19,497,864)	35,958,119	34,872,187	133,830,016
Net increase in net assets resulting from operations	562,619	37,977,294	94,660,309	143,853,724
Distributions to shareholders
Net investment income and net realized gains
Class A	(1,124,318)	—	(12,416,154)	(10,410,932)
Advisor Class	(10,754)	—	(302,495)	(1,865,308)
Class C	—	—	(2,211,271)	(1,924,350)
Institutional Class	(826,746)	—	(21,710,377)	(17,128,093)
Institutional 2 Class	(56,532)	—	(2,679,962)	(2,375,641)
Institutional 3 Class	(114,637)	—	(372,731)	(305,428)
Class S	—	—	(398,576)	—
Total distributions to shareholders	(2,132,987)	—	(40,091,566)	(34,009,752)
Decrease in net assets from capital stock activity	(33,869,049)	(40,124,570)	(198,986,914)	(121,785,211)
Total decrease in net assets	(35,439,417)	(2,147,276)	(144,418,171)	(11,941,239)
Net assets at beginning of year	225,066,208	227,213,484	1,343,044,024	1,354,985,263
Net assets at end of year	$189,626,791	$225,066,208	$1,198,625,853	$1,343,044,024
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Family of Funds  | 2024

Statement of Changes in Net Assets  (continued)

	Columbia Acorn European FundSM
	Year Ended December 31, 2024	Year Ended December 31, 2023
Operations
Net investment income	$88,737	$216,701
Net realized gain	12,835,372	873,330
Net change in unrealized appreciation (depreciation)	(14,829,291)	13,413,823
Net increase (decrease) in net assets resulting from operations	(1,905,182)	14,503,854
Distributions to shareholders
Net investment income and net realized gains
Class A	(598,281)	(189,692)
Advisor Class	(15,596)	(15,444)
Institutional Class	(488,108)	(202,770)
Institutional 2 Class	—	(23,692)
Institutional 3 Class	—	(446)
Total distributions to shareholders	(1,101,985)	(432,044)
Decrease in net assets from capital stock activity	(16,527,056)	(27,064,875)
Total decrease in net assets	(19,534,223)	(12,993,065)
Net assets at beginning of year	60,643,692	73,636,757
Net assets at end of year	$41,109,469	$60,643,692
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds  | 2024

Statement of Changes in Net Assets  (continued)

	Columbia Acorn® Fund				Columbia Acorn International®
	Year Ended		Year Ended		Year Ended		Year Ended
	December 31, 2024		December 31, 2023		December 31, 2024		December 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	1,132,352	9,163,800	1,718,572	11,792,823	338,163	8,410,184	269,136	6,402,067
Fund reorganization	—	—	4,316,137	29,090,226	—	—	—	—
Distributions reinvested	—	—	—	—	623,582	14,150,032	—	—
Shares redeemed	(13,562,866)	(109,021,278)	(14,502,727)	(99,134,411)	(1,361,129)	(33,790,944)	(1,255,306)	(29,462,523)
Net decrease	(12,430,514)	(99,857,478)	(8,468,018)	(58,251,362)	(399,384)	(11,230,728)	(986,170)	(23,060,456)
Advisor Class
Shares sold	218,852	2,732,848	385,527	4,136,070	22,985	590,751	178,621	4,242,540
Fund reorganization	—	—	1,525,071	16,226,961	—	—	—	—
Distributions reinvested	—	—	—	—	7,258	187,630	—	—
Shares redeemed	(3,279,577)	(46,124,474)	(1,105,381)	(12,117,272)	(248,274)	(6,151,410)	(265,087)	(6,561,156)
Net increase (decrease)	(3,060,725)	(43,391,626)	805,217	8,245,759	(218,031)	(5,373,029)	(86,466)	(2,318,616)
Class C
Shares sold	46,214	496,832	115,650	1,100,064	1,368	29,826	100,899	2,107,289
Fund reorganization	—	—	74,005	694,892	—	—	—	—
Shares redeemed	(294,421)	(3,234,271)	(387,124)	(3,667,127)	(148,003)	(3,228,484)	(167,007)	(3,495,357)
Net decrease	(248,207)	(2,737,439)	(197,469)	(1,872,171)	(146,635)	(3,198,658)	(66,108)	(1,388,068)
Institutional Class
Shares sold	4,779,528	60,466,900	2,223,043	22,078,082	379,620	9,275,114	842,430	19,759,167
Fund reorganization	—	—	10,743,676	105,395,547	—	—	—	—
Distributions reinvested	—	—	—	—	2,738,250	63,070,993	—	—
Shares redeemed	(56,498,495)	(679,545,275)	(27,891,526)	(278,094,447)	(11,509,843)	(296,693,997)	(10,456,754)	(243,769,961)
Net decrease	(51,718,967)	(619,078,375)	(14,924,807)	(150,620,818)	(8,391,973)	(224,347,890)	(9,614,324)	(224,010,794)
Institutional 2 Class
Shares sold	350,551	4,595,267	384,493	4,317,101	66,030	1,649,754	250,115	5,926,433
Fund reorganization	—	—	378,826	4,102,688	—	—	—	—
Distributions reinvested	—	—	—	—	92,289	2,113,154	—	—
Shares redeemed	(751,649)	(9,623,144)	(748,162)	(8,093,416)	(290,130)	(7,229,364)	(3,088,794)	(71,486,687)
Net increase (decrease)	(401,098)	(5,027,877)	15,157	326,373	(131,811)	(3,466,456)	(2,838,679)	(65,560,254)
Institutional 3 Class
Shares sold	341,360	4,439,835	2,965,464	31,156,695	461,541	11,337,102	1,511,702	34,457,382
Fund reorganization	—	—	756,498	8,336,673	—	—	—	—
Distributions reinvested	—	—	—	—	383,395	8,931,728	—	—
Shares redeemed	(534,626)	(7,078,513)	(6,188,692)	(68,489,212)	(971,545)	(24,990,518)	(2,622,553)	(62,356,458)
Net decrease	(193,266)	(2,638,678)	(2,466,730)	(28,995,844)	(126,609)	(4,721,688)	(1,110,851)	(27,899,076)
Class R
Shares sold	—	—	—	—	1,674	40,933	18,418	427,735
Shares redeemed	—	—	—	—	(84,904)	(2,070,566)	(32,719)	(754,283)
Net decrease	—	—	—	—	(83,230)	(2,029,633)	(14,301)	(326,548)
Class S
Shares sold	30,814,407	380,431,067	—	—	5,384,804	142,655,849	—	—
Distributions reinvested	—	—	—	—	425,476	9,220,057	—	—
Shares redeemed	(2,664,136)	(34,452,925)	—	—	(684,627)	(16,235,392)	—	—
Net increase	28,150,271	345,978,142	—	—	5,125,653	135,640,514	—	—
Total net decrease	(39,902,506)	(426,753,331)	(25,236,650)	(231,168,063)	(4,372,020)	(118,727,568)	(14,716,899)	(344,563,812)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Family of Funds  | 2024

Statement of Changes in Net Assets  (continued)

	Columbia Acorn International SelectSM				Columbia Thermostat FundSM
	Year Ended		Year Ended		Year Ended		Year Ended
	December 31, 2024		December 31, 2023		December 31, 2024		December 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	72,601	1,877,055	87,531	2,068,096	1,560,668	25,017,144	2,523,091	37,941,700
Distributions reinvested	38,497	1,033,246	—	—	703,749	11,451,576	620,763	9,640,277
Shares redeemed	(745,084)	(19,426,483)	(854,161)	(20,033,727)	(5,986,998)	(96,073,826)	(7,091,812)	(106,349,866)
Net decrease	(633,986)	(16,516,182)	(766,630)	(17,965,631)	(3,722,581)	(59,605,106)	(3,947,958)	(58,767,889)
Advisor Class
Shares sold	8,189	221,213	4,126	103,379	1,363,908	21,181,473	1,811,816	26,827,579
Distributions reinvested	387	10,723	—	—	19,097	301,351	121,102	1,858,320
Shares redeemed	(44,025)	(1,173,900)	(10,296)	(253,224)	(5,875,625)	(96,946,631)	(2,829,609)	(41,872,074)
Net decrease	(35,449)	(941,964)	(6,170)	(149,845)	(4,492,620)	(75,463,807)	(896,691)	(13,186,175)
Class C
Shares sold	642	13,933	4,285	88,478	457,227	7,299,907	985,503	14,870,755
Distributions reinvested	—	—	—	—	126,698	2,073,544	115,178	1,800,278
Shares redeemed	(48,724)	(1,079,132)	(12,861)	(263,154)	(2,287,469)	(36,778,190)	(2,794,882)	(42,122,296)
Net decrease	(48,082)	(1,065,199)	(8,576)	(174,676)	(1,703,544)	(27,404,739)	(1,694,201)	(25,451,263)
Institutional Class
Shares sold	114,467	3,045,470	127,544	3,066,026	10,066,666	161,650,690	12,766,485	188,930,142
Distributions reinvested	26,520	726,909	—	—	1,142,666	18,218,419	909,591	13,848,552
Shares redeemed	(1,089,922)	(29,535,423)	(694,588)	(16,604,009)	(13,641,826)	(215,349,951)	(14,724,786)	(216,507,923)
Net decrease	(948,935)	(25,763,044)	(567,044)	(13,537,983)	(2,432,494)	(35,480,842)	(1,048,710)	(13,729,229)
Institutional 2 Class
Shares sold	10,380	281,427	34,157	830,932	1,629,460	25,850,054	1,788,145	26,584,807
Distributions reinvested	2,039	56,528	—	—	166,441	2,679,962	154,614	2,375,641
Shares redeemed	(80,948)	(2,160,394)	(228,779)	(5,524,052)	(2,646,019)	(41,946,646)	(2,668,374)	(39,543,933)
Net decrease	(68,529)	(1,822,439)	(194,622)	(4,693,120)	(850,118)	(13,416,630)	(725,615)	(10,583,485)
Institutional 3 Class
Shares sold	32,621	887,685	30,431	736,978	116,878	1,868,513	409,536	6,061,906
Distributions reinvested	4,132	114,544	—	—	23,111	371,235	19,834	304,149
Shares redeemed	(62,603)	(1,700,783)	(177,200)	(4,340,293)	(195,591)	(3,100,122)	(431,303)	(6,433,225)
Net decrease	(25,850)	(698,554)	(146,769)	(3,603,315)	(55,602)	(860,374)	(1,933)	(67,170)
Class S
Shares sold	507,130	14,077,388	—	—	832,840	13,754,131	—	—
Distributions reinvested	—	—	—	—	24,942	398,576	—	—
Shares redeemed	(42,877)	(1,139,055)	—	—	(55,493)	(908,123)	—	—
Net increase	464,253	12,938,333	—	—	802,289	13,244,584	—	—
Total net decrease	(1,296,578)	(33,869,049)	(1,689,811)	(40,124,570)	(12,454,670)	(198,986,914)	(8,315,108)	(121,785,211)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds  | 2024

Statement of Changes in Net Assets  (continued)

	Columbia Acorn European FundSM
	Year Ended		Year Ended
	December 31, 2024		December 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	194,802	4,856,694	365,289	8,256,089
Distributions reinvested	23,930	597,993	7,554	189,613
Shares redeemed	(445,772)	(11,331,707)	(581,752)	(13,156,697)
Net decrease	(227,040)	(5,877,020)	(208,909)	(4,710,995)
Advisor Class
Shares sold	25,009	647,374	43,377	1,026,335
Distributions reinvested	580	15,559	606	15,410
Shares redeemed	(97,314)	(2,474,422)	(27,888)	(662,745)
Net increase (decrease)	(71,725)	(1,811,489)	16,095	379,000
Class C
Shares sold	106	2,516	12,836	282,031
Shares redeemed	(72,798)	(1,709,763)	(59,666)	(1,312,778)
Net decrease	(72,692)	(1,707,247)	(46,830)	(1,030,747)
Institutional Class
Shares sold	132,787	3,317,734	108,834	2,527,044
Distributions reinvested	19,359	485,098	7,970	201,731
Shares redeemed	(325,949)	(8,389,451)	(1,037,033)	(23,633,681)
Net decrease	(173,803)	(4,586,619)	(920,229)	(20,904,906)
Institutional 2 Class
Shares sold	3,862	100,981	11,404	272,527
Distributions reinvested	—	—	923	23,655
Shares redeemed	(105,850)	(2,599,932)	(46,437)	(1,091,575)
Net decrease	(101,988)	(2,498,951)	(34,110)	(795,393)
Institutional 3 Class
Shares sold	3	50	234	5,416
Distributions reinvested	—	—	16	406
Shares redeemed	(1,898)	(45,780)	(351)	(7,656)
Net decrease	(1,895)	(45,730)	(101)	(1,834)
Total net decrease	(649,143)	(16,527,056)	(1,194,084)	(27,064,875)
The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Acorn Family of Funds  | 2024

Financial Highlights
Columbia Acorn® Fund
The following tables are intended to help you understand the Funds’ financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, a Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 12/31/2024	$7.49	(0.06)	1.12	1.06	—	—	—
Year Ended 12/31/2023	$6.16	(0.03)	1.36	1.33	—	—	—
Year Ended 12/31/2022	$10.01	(0.04)	(3.34)	(3.38)	—	(0.47)	(0.47)
Year Ended 12/31/2021	$12.69	(0.10)	1.07	0.97	(0.14)	(3.51)	(3.65)
Year Ended 12/31/2020	$11.71	(0.06)	3.24	3.18	—	(2.20)	(2.20)
Class C
Year Ended 12/31/2024	$10.39	(0.17)	1.55	1.38	—	—	—
Year Ended 12/31/2023	$8.61	(0.11)	1.89	1.78	—	—	—
Year Ended 12/31/2022	$13.72	(0.13)	(4.57)	(4.70)	—	(0.41)	(0.41)
Year Ended 12/31/2021	$16.14	(0.26)	1.40	1.14	(0.13)	(3.43)	(3.56)
Year Ended 12/31/2020(e)	$16.57	(0.20)	4.08	3.88	—	(4.31)	(4.31)
Institutional Class
Year Ended 12/31/2024	$10.93	(0.06)	1.64	1.58	—	—	—
Year Ended 12/31/2023	$8.97	(0.02)	1.98	1.96	—	—	—
Year Ended 12/31/2022	$14.22	(0.03)	(4.75)	(4.78)	—	(0.47)	(0.47)
Year Ended 12/31/2021	$16.60	(0.09)	1.43	1.34	(0.13)	(3.59)	(3.72)
Year Ended 12/31/2020	$14.70	(0.04)	4.14	4.10	—	(2.20)	(2.20)
Institutional 2 Class
Year Ended 12/31/2024	$12.06	(0.06)	1.81	1.75	—	—	—
Year Ended 12/31/2023	$9.89	(0.02)	2.19	2.17	—	—	—
Year Ended 12/31/2022	$15.62	(0.03)	(5.23)	(5.26)	—	(0.47)	(0.47)
Year Ended 12/31/2021	$17.88	(0.10)	1.57	1.47	(0.13)	(3.60)	(3.73)
Year Ended 12/31/2020	$15.69	(0.04)	4.43	4.39	—	(2.20)	(2.20)
Institutional 3 Class
Year Ended 12/31/2024	$12.28	(0.05)	1.83	1.78	—	—	—
Year Ended 12/31/2023	$10.07	(0.02)	2.23	2.21	—	—	—
Year Ended 12/31/2022	$15.88	(0.02)	(5.32)	(5.34)	—	(0.47)	(0.47)
Year Ended 12/31/2021	$18.12	(0.09)	1.60	1.51	(0.14)	(3.61)	(3.75)
Year Ended 12/31/2020	$15.87	(0.04)	4.49	4.45	—	(2.20)	(2.20)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Family of Funds  | 2024

Financial Highlights (continued)
Columbia Acorn® Fund

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 12/31/2024	$8.55	14.15% (b)	1.16%	1.08% (c)	(0.74% )	81%	$544,609
Year Ended 12/31/2023	$7.49	21.59% (b)	1.15%	1.08% (c)	(0.46% )	64%	$570,240
Year Ended 12/31/2022	$6.16	(34.01% )	1.08% (d)	1.08% (c),(d)	(0.53% )	64%	$521,243
Year Ended 12/31/2021	$10.01	8.79%	1.08%	1.08% (c)	(0.80% )	75%	$919,643
Year Ended 12/31/2020	$12.69	29.18% (b)	1.11%	1.11% (c)	(0.56% )	86%	$983,709
Class C
Year Ended 12/31/2024	$11.77	13.28% (b)	1.91%	1.83% (c)	(1.49% )	81%	$7,263
Year Ended 12/31/2023	$10.39	20.67% (b)	1.90%	1.83% (c)	(1.21% )	64%	$8,991
Year Ended 12/31/2022	$8.61	(34.48% )	1.83% (d)	1.83% (c),(d)	(1.29% )	64%	$9,153
Year Ended 12/31/2021	$13.72	7.95%	1.83%	1.83% (c)	(1.54% )	75%	$24,546
Year Ended 12/31/2020 (e)	$16.14	28.27% (b)	1.86%	1.86% (c)	(1.30% )	86%	$55,861
Institutional Class
Year Ended 12/31/2024	$12.51	14.46% (b)	0.91%	0.83% (c)	(0.49% )	81%	$1,767,918
Year Ended 12/31/2023	$10.93	21.85% (b)	0.90%	0.83% (c)	(0.21% )	64%	$2,110,299
Year Ended 12/31/2022	$8.97	(33.78% )	0.83% (d)	0.83% (c),(d)	(0.28% )	64%	$1,865,518
Year Ended 12/31/2021	$14.22	8.99%	0.83%	0.83% (c)	(0.55% )	75%	$3,413,006
Year Ended 12/31/2020	$16.60	29.51% (b)	0.86%	0.86% (c)	(0.30% )	86%	$3,569,794
Institutional 2 Class
Year Ended 12/31/2024	$13.81	14.51% (b)	0.89%	0.80%	(0.46% )	81%	$27,386
Year Ended 12/31/2023	$12.06	21.94% (b)	0.87%	0.81%	(0.18% )	64%	$28,765
Year Ended 12/31/2022	$9.89	(33.83% )(b)	0.81% (d)	0.80% (d)	(0.26% )	64%	$23,445
Year Ended 12/31/2021	$15.62	9.09% (b)	0.80%	0.80%	(0.52% )	75%	$52,797
Year Ended 12/31/2020	$17.88	29.50% (b)	0.83%	0.82%	(0.27% )	86%	$61,000
Institutional 3 Class
Year Ended 12/31/2024	$14.06	14.50% (b)	0.84%	0.75%	(0.41% )	81%	$29,552
Year Ended 12/31/2023	$12.28	21.95% (b)	0.83%	0.76%	(0.17% )	64%	$28,181
Year Ended 12/31/2022	$10.07	(33.77% )	0.77% (d)	0.77% (d)	(0.23% )	64%	$47,945
Year Ended 12/31/2021	$15.88	9.16%	0.75%	0.75%	(0.46% )	75%	$78,955
Year Ended 12/31/2020	$18.12	29.54% (b)	0.78%	0.78%	(0.25% )	86%	$155,338
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds  | 2024

Financial Highlights (continued)
Columbia Acorn® Fund

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class S
Year Ended 12/31/2024(f)	$12.23	(0.01)	0.29	0.28	—	—	—

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests, if any. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Had the Investment Manager and/or Transfer Agent not waived fees and/or reimbursed a portion of expenses, total return would have been reduced.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)
Ratios include Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations. If these had been excluded, expenses would have been higher by 0.03%.

(e)	Per share amounts have been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
(f)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Family of Funds  | 2024

Financial Highlights (continued)
Columbia Acorn® Fund

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class S
Year Ended 12/31/2024 (f)	$12.51	2.29% (b)	0.95%	0.83%	(0.41% )	81%	$352,105
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds  | 2024

Financial Highlights
Columbia Acorn International®

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 12/31/2024	$25.46	0.18 (c)	(1.41)	(1.23)	(0.71)	(1.98)	(2.69)
Year Ended 12/31/2023	$21.34	0.09	4.03	4.12	—	—	—
Year Ended 12/31/2022	$33.19	0.17 (g)	(11.35)	(11.18)	—	(0.67)	(0.67)
Year Ended 12/31/2021	$34.31	0.01	4.08	4.09	(0.38)	(4.83)	(5.21)
Year Ended 12/31/2020	$34.20	0.06	4.51	4.57	(0.20)	(4.26)	(4.46)
Institutional Class
Year Ended 12/31/2024	$25.66	0.26 (c)	(1.43)	(1.17)	(0.83)	(1.98)	(2.81)
Year Ended 12/31/2023	$21.46	0.15	4.05	4.20	—	—	—
Year Ended 12/31/2022	$33.28	0.23 (g)	(11.38)	(11.15)	—	(0.67)	(0.67)
Year Ended 12/31/2021	$34.47	0.10	4.09	4.19	(0.55)	(4.83)	(5.38)
Year Ended 12/31/2020	$34.25	0.14	4.54	4.68	(0.20)	(4.26)	(4.46)
Institutional 2 Class
Year Ended 12/31/2024	$25.66	0.26 (c)	(1.42)	(1.16)	(0.86)	(1.98)	(2.84)
Year Ended 12/31/2023	$21.45	0.17	4.04	4.21	—	—	—
Year Ended 12/31/2022	$33.25	0.24 (g)	(11.37)	(11.13)	—	(0.67)	(0.67)
Year Ended 12/31/2021	$34.46	0.12	4.09	4.21	(0.59)	(4.83)	(5.42)
Year Ended 12/31/2020	$34.22	0.16	4.54	4.70	(0.20)	(4.26)	(4.46)
Institutional 3 Class
Year Ended 12/31/2024	$26.15	0.28 (c)	(1.45)	(1.17)	(0.88)	(1.98)	(2.86)
Year Ended 12/31/2023	$21.84	0.18	4.13	4.31	—	—	—
Year Ended 12/31/2022	$33.83	0.26 (g)	(11.58)	(11.32)	—	(0.67)	(0.67)
Year Ended 12/31/2021	$34.99	0.15	4.14	4.29	(0.62)	(4.83)	(5.45)
Year Ended 12/31/2020	$34.67	0.19	4.59	4.78	(0.20)	(4.26)	(4.46)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Family of Funds  | 2024

Financial Highlights (continued)
Columbia Acorn International®

	Net asset value, end of period	Total return(a)	Total gross expense ratio to average net assets(b)	Total net expense ratio to average net assets(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 12/31/2024	$21.54	(5.09% )	1.38% (d)	1.22% (d),(e)	0.73% (c)	28%	$123,302
Year Ended 12/31/2023	$25.46	19.31%	1.37% (d),(f)	1.24% (d),(e),(f)	0.41%	46%	$155,877
Year Ended 12/31/2022	$21.34	(33.81% )	1.27% (d),(f),(h)	1.23% (d),(e),(f),(h)	0.71%	29%	$151,725
Year Ended 12/31/2021	$33.19	12.63%	1.24% (d)	1.23% (d),(e)	0.03%	27%	$282,125
Year Ended 12/31/2020	$34.31	14.68%	1.28% (d)	1.24% (d),(e)	0.21%	55%	$283,478
Institutional Class
Year Ended 12/31/2024	$21.68	(4.82% )	1.13% (d)	0.97% (d),(e)	1.01% (c)	28%	$525,326
Year Ended 12/31/2023	$25.66	19.57%	1.12% (d),(f)	0.99% (d),(e),(f)	0.66%	46%	$837,217
Year Ended 12/31/2022	$21.46	(33.63% )	1.03% (d),(f),(h)	0.98% (d),(e),(f),(h)	0.96%	29%	$906,415
Year Ended 12/31/2021	$33.28	12.89%	0.99% (d)	0.98% (d),(e)	0.28%	27%	$1,727,042
Year Ended 12/31/2020	$34.47	14.99%	1.03% (d)	0.99% (d),(e)	0.46%	55%	$1,760,927
Institutional 2 Class
Year Ended 12/31/2024	$21.66	(4.79% )	1.09% (d)	0.92% (d)	1.03% (c)	28%	$16,507
Year Ended 12/31/2023	$25.66	19.63%	1.05% (d),(f)	0.92% (d),(f)	0.75%	46%	$22,937
Year Ended 12/31/2022	$21.45	(33.60% )	0.97% (d),(f),(h)	0.92% (d),(f),(h)	1.04%	29%	$80,059
Year Ended 12/31/2021	$33.25	12.97%	0.95% (d)	0.92% (d)	0.34%	27%	$126,973
Year Ended 12/31/2020	$34.46	15.06%	0.97% (d)	0.92% (d)	0.53%	55%	$129,576
Institutional 3 Class
Year Ended 12/31/2024	$22.12	(4.75% )	1.03% (d)	0.88% (d)	1.07% (c)	28%	$108,049
Year Ended 12/31/2023	$26.15	19.73%	1.01% (d),(f)	0.89% (d),(f)	0.77%	46%	$131,038
Year Ended 12/31/2022	$21.84	(33.58% )	0.92% (d),(f),(h)	0.88% (d),(f),(h)	1.10%	29%	$133,738
Year Ended 12/31/2021	$33.83	13.00%	0.90% (d)	0.88% (d)	0.40%	27%	$179,991
Year Ended 12/31/2020	$34.99	15.10%	0.93% (d)	0.88% (d)	0.60%	55%	$277,614
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds  | 2024

Financial Highlights (continued)
Columbia Acorn International®

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class S
Year Ended 12/31/2024(i)	$26.68	0.00 (c),(j)	(3.14)	(3.14)	(0.31)	(1.55)	(1.86)

Notes to Financial Highlights
(a)	Had the Investment Manager and/or Transfer Agent not waived fees and/or reimbursed a portion of expenses, total return would have been reduced.
(b)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests, if any. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Includes income resulting from European Union tax reclaims. The effect of these amounted to:

Class	Net Investment income per share ($)	Net Investment income ratio (%)
Year Ended 12/31/2024
Class A	0.04	0.17
Institutional Class	0.04	0.17
Institutional 2 Class	0.04	0.17
Institutional 3 Class	0.04	0.17
Class S	0.01	0.17

(d)	Ratios include line of credit interest expense. For the periods indicated below, if line of credit interest expense had been excluded, expenses would have been lower by:

Class	12/31/2024	12/31/2023	12/31/2022	12/31/2021	12/31/2020
Class A	less than 0.01%	0.01%	less than 0.01%	—%	less than 0.01%
Institutional Class	less than 0.01%	0.01%	less than 0.01%	—%	less than 0.01%
Institutional 2 Class	less than 0.01%	less than 0.01%	less than 0.01%	—%	less than 0.01%
Institutional 3 Class	less than 0.01%	0.01%	less than 0.01%	—%	less than 0.01%
Class S	less than 0.01%	—%	—%	—%	—%

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Ratios include interest on collateral expense which is less than 0.01%.
(g)	Net investment income per share includes European Union tax reclaims. The effect of these reclaims amounted to $0.02 per share.
(h)
Ratios include Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations. If these had been excluded, expenses would have been higher by 0.03%.

(i)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
(j)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Family of Funds  | 2024

Financial Highlights (continued)
Columbia Acorn International®

	Net asset value, end of period	Total return(a)	Total gross expense ratio to average net assets(b)	Total net expense ratio to average net assets(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class S
Year Ended 12/31/2024 (i)	$21.68	(11.76% )	1.20% (d)	0.97% (d)	0.08% (c)	28%	$111,119
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds  | 2024

Financial Highlights
Columbia Acorn International SelectSM

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 12/31/2024	$25.48	0.23	(0.29)	(0.06)	(0.24)	—	(0.24)
Year Ended 12/31/2023	$21.57	0.07	3.84	3.91	—	—	—
Year Ended 12/31/2022	$35.43	0.12 (e)	(13.06)	(12.94)	—	(0.92)	(0.92)
Year Ended 12/31/2021	$33.67	(0.05)	3.50	3.45	(0.28)	(1.41)	(1.69)
Year Ended 12/31/2020	$28.58	(0.03)	5.21	5.18	(0.09)	—	(0.09)
Institutional Class
Year Ended 12/31/2024	$26.04	0.31	(0.30)	0.01	(0.30)	—	(0.30)
Year Ended 12/31/2023	$21.99	0.13	3.92	4.05	—	—	—
Year Ended 12/31/2022	$36.01	0.18 (e)	(13.28)	(13.10)	—	(0.92)	(0.92)
Year Ended 12/31/2021	$34.25	0.04	3.56	3.60	(0.43)	(1.41)	(1.84)
Year Ended 12/31/2020	$29.00	0.03	5.31	5.34	(0.09)	—	(0.09)
Institutional 2 Class
Year Ended 12/31/2024	$26.34	0.34	(0.28)	0.06	(0.33)	—	(0.33)
Year Ended 12/31/2023	$22.22	0.15	3.97	4.12	—	—	—
Year Ended 12/31/2022	$36.33	0.20 (e)	(13.39)	(13.19)	—	(0.92)	(0.92)
Year Ended 12/31/2021	$34.57	0.06	3.60	3.66	(0.49)	(1.41)	(1.90)
Year Ended 12/31/2020	$29.24	0.08	5.34	5.42	(0.09)	—	(0.09)
Institutional 3 Class
Year Ended 12/31/2024	$26.35	0.35	(0.29)	0.06	(0.34)	—	(0.34)
Year Ended 12/31/2023	$22.21	0.17	3.97	4.14	—	—	—
Year Ended 12/31/2022	$36.31	0.21 (e)	(13.39)	(13.18)	—	(0.92)	(0.92)
Year Ended 12/31/2021	$34.56	0.09	3.59	3.68	(0.52)	(1.41)	(1.93)
Year Ended 12/31/2020	$29.22	0.07	5.36	5.43	(0.09)	—	(0.09)
Class S
Year Ended 12/31/2024(g)	$27.97	0.03	(2.25)	(2.22)	—	—	—

Notes to Financial Highlights
(a)	Had the Investment Manager and/or Transfer Agent not waived fees and/or reimbursed a portion of expenses, total return would have been reduced.
(b)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests, if any. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Ratios include line of credit interest expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Net investment income per share includes European Union tax reclaims. The effect of these reclaims amounted to $0.02 per share.
(f)
Ratios include Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations. If these had been excluded, expenses would have been higher by 0.02%.

(g)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Family of Funds  | 2024

Financial Highlights (continued)
Columbia Acorn International SelectSM

	Net asset value, end of period	Total return(a)	Total gross expense ratio to average net assets(b)	Total net expense ratio to average net assets(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 12/31/2024	$25.18	(0.30% )	1.55% (c)	1.23% (c),(d)	0.86%	69%	$110,629
Year Ended 12/31/2023	$25.48	18.13%	1.55% (c)	1.23% (c),(d)	0.30%	43%	$128,076
Year Ended 12/31/2022	$21.57	(36.80% )	1.50% (c),(f)	1.24% (c),(d),(f)	0.48%	21%	$124,963
Year Ended 12/31/2021	$35.43	10.49%	1.44% (c)	1.23% (c),(d)	(0.15% )	27%	$235,103
Year Ended 12/31/2020	$33.67	18.21%	1.48%	1.26% (d)	(0.10% )	68%	$230,519
Institutional Class
Year Ended 12/31/2024	$25.75	(0.04% )	1.29% (c)	0.98% (c),(d)	1.14%	69%	$54,447
Year Ended 12/31/2023	$26.04	18.42%	1.30% (c)	0.98% (c),(d)	0.55%	43%	$79,765
Year Ended 12/31/2022	$21.99	(36.65% )	1.25% (c),(f)	0.99% (c),(d),(f)	0.73%	21%	$79,829
Year Ended 12/31/2021	$36.01	10.79%	1.19% (c)	0.98% (c),(d)	0.10%	27%	$159,876
Year Ended 12/31/2020	$34.25	18.50%	1.23%	1.02% (d)	0.12%	68%	$155,133
Institutional 2 Class
Year Ended 12/31/2024	$26.07	0.14%	1.16% (c)	0.84% (c)	1.25%	69%	$3,963
Year Ended 12/31/2023	$26.34	18.54%	1.16% (c)	0.86% (c)	0.64%	43%	$5,810
Year Ended 12/31/2022	$22.22	(36.57% )	1.11% (c),(f)	0.89% (c),(f)	0.78%	21%	$9,225
Year Ended 12/31/2021	$36.33	10.87%	1.10% (c)	0.89% (c)	0.17%	27%	$51,805
Year Ended 12/31/2020	$34.57	18.63%	1.15%	0.93%	0.27%	68%	$77,420
Institutional 3 Class
Year Ended 12/31/2024	$26.07	0.14%	1.11% (c)	0.79% (c)	1.31%	69%	$8,631
Year Ended 12/31/2023	$26.35	18.64%	1.11% (c)	0.81% (c)	0.70%	43%	$9,404
Year Ended 12/31/2022	$22.21	(36.56% )	1.06% (c),(f)	0.84% (c),(f)	0.81%	21%	$11,188
Year Ended 12/31/2021	$36.31	10.93%	1.05% (c)	0.84% (c)	0.24%	27%	$28,694
Year Ended 12/31/2020	$34.56	18.67%	1.09%	0.89%	0.24%	68%	$27,064
Class S
Year Ended 12/31/2024 (g)	$25.75	(7.94% )	1.38%	0.98%	0.47%	69%	$11,956
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds  | 2024

Financial Highlights
Columbia Thermostat FundSM

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 12/31/2024	$15.61	0.46	0.74	1.20	(0.53)	—	(0.53)
Year Ended 12/31/2023	$14.36	0.39	1.24	1.63	(0.38)	—	(0.38)
Year Ended 12/31/2022	$17.01	0.26	(2.49)	(2.23)	(0.28)	(0.14)	(0.42)
Year Ended 12/31/2021	$18.31	0.24	0.89	1.13	(0.26)	(2.17)	(2.43)
Year Ended 12/31/2020	$15.12	0.26	4.13	4.39	(0.27)	(0.93)	(1.20)
Class C
Year Ended 12/31/2024	$15.73	0.34	0.74	1.08	(0.41)	—	(0.41)
Year Ended 12/31/2023	$14.48	0.27	1.25	1.52	(0.27)	—	(0.27)
Year Ended 12/31/2022	$17.14	0.14	(2.49)	(2.35)	(0.17)	(0.14)	(0.31)
Year Ended 12/31/2021	$18.43	0.09	0.90	0.99	(0.11)	(2.17)	(2.28)
Year Ended 12/31/2020	$15.23	0.12	4.16	4.28	(0.15)	(0.93)	(1.08)
Institutional Class
Year Ended 12/31/2024	$15.30	0.50	0.72	1.22	(0.57)	—	(0.57)
Year Ended 12/31/2023	$14.08	0.42	1.22	1.64	(0.42)	—	(0.42)
Year Ended 12/31/2022	$16.69	0.29	(2.44)	(2.15)	(0.32)	(0.14)	(0.46)
Year Ended 12/31/2021	$18.01	0.28	0.87	1.15	(0.30)	(2.17)	(2.47)
Year Ended 12/31/2020	$14.88	0.31	4.07	4.38	(0.32)	(0.93)	(1.25)
Institutional 2 Class
Year Ended 12/31/2024	$15.44	0.50	0.73	1.23	(0.57)	—	(0.57)
Year Ended 12/31/2023	$14.21	0.43	1.22	1.65	(0.42)	—	(0.42)
Year Ended 12/31/2022	$16.84	0.29	(2.45)	(2.16)	(0.33)	(0.14)	(0.47)
Year Ended 12/31/2021	$18.14	0.29	0.89	1.18	(0.31)	(2.17)	(2.48)
Year Ended 12/31/2020	$14.99	0.31	4.09	4.40	(0.32)	(0.93)	(1.25)
Institutional 3 Class
Year Ended 12/31/2024	$15.41	0.51	0.72	1.23	(0.58)	—	(0.58)
Year Ended 12/31/2023	$14.18	0.44	1.22	1.66	(0.43)	—	(0.43)
Year Ended 12/31/2022	$16.80	0.31	(2.45)	(2.14)	(0.34)	(0.14)	(0.48)
Year Ended 12/31/2021	$18.11	0.36	0.82	1.18	(0.32)	(2.17)	(2.49)
Year Ended 12/31/2020	$14.96	0.33	4.08	4.41	(0.33)	(0.93)	(1.26)
Class S
Year Ended 12/31/2024(f)	$16.61	0.17	(0.33)(g)	(0.16)	(0.50)	—	(0.50)

Notes to Financial Highlights
(a)	Had the Investment Manager and/or Transfer Agent not waived fees and/or reimbursed a portion of expenses, total return would have been reduced.
(b)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests, if any. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Ratios include line of credit interest expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)
Ratios include Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations. If these had been excluded, expenses would have been higher by 0.01%.

(f)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
(g)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio.

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Family of Funds  | 2024

Financial Highlights (continued)
Columbia Thermostat FundSM

	Net asset value, end of period	Total return(a)	Total gross expense ratio to average net assets(b)	Total net expense ratio to average net assets(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 12/31/2024	$16.28	7.68%	0.56% (c)	0.50% (c),(d)	2.83%	114%	$385,771
Year Ended 12/31/2023	$15.61	11.38%	0.57% (c)	0.49% (c),(d)	2.59%	148%	$428,092
Year Ended 12/31/2022	$14.36	(13.14% )	0.54% (c),(e)	0.50% (c),(d),(e)	1.70%	88%	$450,566
Year Ended 12/31/2021	$17.01	6.16%	0.54% (c)	0.50% (c),(d)	1.26%	49%	$624,373
Year Ended 12/31/2020	$18.31	29.27%	0.56% (c)	0.50% (c),(d)	1.53%	97%	$505,238
Class C
Year Ended 12/31/2024	$16.40	6.86%	1.31% (c)	1.25% (c),(d)	2.07%	114%	$87,900
Year Ended 12/31/2023	$15.73	10.52%	1.32% (c)	1.24% (c),(d)	1.82%	148%	$111,123
Year Ended 12/31/2022	$14.48	(13.75% )	1.29% (c),(e)	1.25% (c),(d),(e)	0.93%	88%	$126,802
Year Ended 12/31/2021	$17.14	5.40%	1.29% (c)	1.25% (c),(d)	0.48%	49%	$189,990
Year Ended 12/31/2020	$18.43	28.28%	1.31% (c)	1.25% (c),(d)	0.72%	97%	$208,937
Institutional Class
Year Ended 12/31/2024	$15.95	7.97%	0.31% (c)	0.25% (c),(d)	3.12%	114%	$624,613
Year Ended 12/31/2023	$15.30	11.66%	0.32% (c)	0.24% (c),(d)	2.85%	148%	$636,587
Year Ended 12/31/2022	$14.08	(12.92% )	0.29% (c),(e)	0.25% (c),(d),(e)	1.93%	88%	$600,671
Year Ended 12/31/2021	$16.69	6.42%	0.29% (c)	0.25% (c),(d)	1.52%	49%	$902,841
Year Ended 12/31/2020	$18.01	29.63%	0.31% (c)	0.25% (c),(d)	1.80%	97%	$729,119
Institutional 2 Class
Year Ended 12/31/2024	$16.10	8.01%	0.27% (c)	0.20% (c)	3.11%	114%	$76,935
Year Ended 12/31/2023	$15.44	11.67%	0.28% (c)	0.20% (c)	2.88%	148%	$86,925
Year Ended 12/31/2022	$14.21	(12.88% )	0.25% (c),(e)	0.20% (c),(e)	1.94%	88%	$90,290
Year Ended 12/31/2021	$16.84	6.53%	0.25% (c)	0.20% (c)	1.53%	49%	$169,246
Year Ended 12/31/2020	$18.14	29.59%	0.27% (c)	0.21% (c)	1.82%	97%	$129,197
Institutional 3 Class
Year Ended 12/31/2024	$16.06	8.00%	0.23% (c)	0.16% (c)	3.18%	114%	$10,613
Year Ended 12/31/2023	$15.41	11.73%	0.24% (c)	0.16% (c)	2.96%	148%	$11,038
Year Ended 12/31/2022	$14.18	(12.82% )	0.21% (c),(e)	0.16% (c),(e)	2.04%	88%	$10,184
Year Ended 12/31/2021	$16.80	6.52%	0.21% (c)	0.17% (c)	1.94%	49%	$15,581
Year Ended 12/31/2020	$18.11	29.69%	0.24% (c)	0.17% (c)	1.89%	97%	$2,862
Class S
Year Ended 12/31/2024 (f)	$15.95	(0.95% )	0.34% (c)	0.25% (c)	4.44%	114%	$12,794
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds  | 2024

Financial Highlights
Columbia Acorn European FundSM

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Year Ended 12/31/2024	$25.55	0.02	(1.12)	(1.10)	(0.58)	(0.58)
Year Ended 12/31/2023	$20.61	0.06	5.04	5.10	(0.16)	(0.16)
Year Ended 12/31/2022	$33.33	0.06 (e)	(12.78)	(12.72)	—	—
Year Ended 12/31/2021	$27.49	(0.14)	6.04	5.90	(0.06)	(0.06)
Year Ended 12/31/2020	$22.52	(0.12)	5.22	5.10	(0.13)	(0.13)
Institutional Class
Year Ended 12/31/2024	$25.76	0.08	(1.14)	(1.06)	(0.64)	(0.64)
Year Ended 12/31/2023	$20.77	0.11	5.10	5.21	(0.22)	(0.22)
Year Ended 12/31/2022	$33.51	0.11 (e)	(12.85)	(12.74)	—	—
Year Ended 12/31/2021	$27.64	(0.06)	6.06	6.00	(0.13)	(0.13)
Year Ended 12/31/2020	$22.59	(0.06)	5.24	5.18	(0.13)	(0.13)

Notes to Financial Highlights
(a)	Had the Investment Manager and/or Transfer Agent not waived fees and/or reimbursed a portion of expenses, total return would have been reduced.
(b)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests, if any. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Ratios include line of credit interest expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.01 per share.
(f)
Ratios include Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations. If these had been excluded, expenses would have been higher by 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Family of Funds  | 2024

Financial Highlights (continued)
Columbia Acorn European FundSM

	Net asset value, end of period	Total return(a)	Total gross expense ratio to average net assets(b)	Total net expense ratio to average net assets(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 12/31/2024	$23.87	(4.39% )	1.97% (c)	1.45% (c),(d)	0.08%	47%	$23,057
Year Ended 12/31/2023	$25.55	24.76%	1.92% (c)	1.45% (c),(d)	0.24%	23%	$30,487
Year Ended 12/31/2022	$20.61	(38.16% )	1.80% (c),(f)	1.45% (c),(d),(f)	0.25%	31%	$28,892
Year Ended 12/31/2021	$33.33	21.47%	1.63% (c)	1.44% (c),(d)	(0.45% )	21%	$66,374
Year Ended 12/31/2020	$27.49	22.80%	1.86% (c)	1.45% (c)	(0.54% )	45%	$42,059
Institutional Class
Year Ended 12/31/2024	$24.06	(4.18% )	1.72% (c)	1.20% (c),(d)	0.32%	47%	$18,053
Year Ended 12/31/2023	$25.76	25.09%	1.67% (c)	1.20% (c),(d)	0.47%	23%	$23,802
Year Ended 12/31/2022	$20.77	(38.02% )	1.54% (c),(f)	1.20% (c),(d),(f)	0.46%	31%	$38,307
Year Ended 12/31/2021	$33.51	21.76%	1.38% (c)	1.19% (c),(d)	(0.21% )	21%	$111,462
Year Ended 12/31/2020	$27.64	23.08%	1.61% (c)	1.20% (c)	(0.29% )	45%	$55,171
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds  | 2024

Notes to Financial Statements
December 31, 2024
Note 1. Organization
Columbia Acorn® Fund, Columbia Acorn International®, Columbia Acorn International SelectSM, Columbia Thermostat FundSM and Columbia Acorn European FundSM (each a Fund and collectively, the Funds) are each a series of Columbia Acorn Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The investment objective of each Fund is to seek long-term capital appreciation.
Columbia Thermostat FundSM pursues its investment objective by investing in shares of other mutual funds and exchange-traded funds (ETFs). As a “fund of funds”, under normal circumstances, the Fund allocates at least 95% of its net assets among a selected group of affiliated funds (underlying funds) according to the current level of the Standard & Poor’s (S&P) 500 Index in relation to predetermined ranges set by Columbia Wanger Asset Management, LLC (the Investment Manager or CWAM). Under normal circumstances, the Fund may invest up to 5% of its net assets plus any cash received that day in cash, high quality short-term paper and government securities. For information on the investment strategies, operations and risks of the underlying funds, please refer to the Fund’s current prospectus as well as the prospectuses and shareholder reports of the underlying funds, which are available from the Securities and Exchange Commission website at www.sec.gov or on the Funds’ website at columbiathreadneedleus.com/investor/.
Fund shares
The Trust and each Fund may issue an unlimited number of shares (without par value). Each Fund currently offers each of the share classes listed in the Statement of Assets and Liabilities.
Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay shareholders different distribution amounts to the extent the expenses of the share classes differ, and the amount of distributions in the event of a Fund’s liquidation will be proportional to the net asset value of each share class of the Fund. Each share class has its own fees (sales charges), expenses and other features. These, together with information about certain conflicts of interest associated with the fees and expenses paid by certain share classes, are discussed fully in each Fund’s prospectus and Statement of Additional Information (SAI).
As described in each Fund’s prospectus, Class A and Class C shares are available to all investors. Class C shares generally automatically convert to Class A shares of the same Fund 8 years after the Class C shares’ purchase date. Institutional Class, Institutional 2 Class, Institutional 3 Class and Class S shares are available through authorized investment professionals to retirement plans and to certain other institutional investors described in each Fund’s prospectus. Class S shares commenced operations on October 2, 2024.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated pro rata on the basis of the relative net assets of all classes, except that each class bears certain expenses specific to that class such as distribution services, transfer agent fees, and certain other class specific expenses. Differences in class expenses may result in payment of different dividend distributions for each class. All of the Funds’ share classes have equal rights with respect to voting, subject to Fund or class-specific matters.
Share class changes
For Columbia Acorn International®, Columbia Acorn International SelectSM and Columbia Acorn European FundSM, the Funds’ Board of Trustees approved a proposal to accelerate the conversion of Class C shares into each Fund’s respective Class A shares. Effective on February 12, 2024, Class C shares of Columbia Acorn International®, Columbia Acorn International SelectSM and Columbia Acorn European FundSM were closed to new and existing investors and effective on April 15, 2024, shares held by Class C shareholders of Columbia Acorn International®, Columbia Acorn International SelectSM and Columbia Acorn European FundSM were converted into Class A shares of the respective fund in a tax-free transaction.
The Funds’ Board of Trustees also approved a proposal to liquidate Institutional 2 Class and Institutional 3 Class shares of Columbia Acorn European FundSM and Class R shares of Columbia Acorn International®. Effective on March 11, 2024, these share classes were closed to new and existing investors and effective on April 19, 2024, these share classes were liquidated. For federal tax purposes, these liquidations were treated as redemptions of fund shares.

Columbia Acorn Family of Funds  | 2024

Notes to Financial Statements (continued)
December 31, 2024
In addition, for Columbia Acorn® Fund, Columbia Acorn International®, Columbia Acorn International SelectSM and Columbia Thermostat FundSM, the Funds’ Board of Trustees approved a proposal to permit the exchange of Institutional Class shares held by certain financial intermediaries and omnibus group retirement plans, with specific permission from Columbia Management Investment Distributors, Inc., for newly created Class S shares. Effective on October 4, 2024, shares held by those certain Institutional Class shareholders of Columbia Acorn® Fund, Columbia Acorn International®, Columbia Acorn International SelectSM and Columbia Thermostat FundSM were exchanged for Class S shares of each respective Fund. This was a tax-free transaction for existing Institutional Class shareholders.
Lastly, the Funds’ Board of Trustees approved the conversion of all Advisor Class shares of Columbia Acorn® Fund, Columbia Acorn International®, Columbia Acorn International SelectSM, Columbia Thermostat FundSM and Columbia Acorn European FundSM to each Fund’s respective Institutional Class shares and the subsequent elimination of Advisor Class shares. Effective on November 22, 2024, Advisor Class shares of Columbia Acorn® Fund, Columbia Acorn International®, Columbia Acorn International SelectSM, Columbia Thermostat FundSM and Columbia Acorn European FundSM were converted to Institutional Class shares of the respective Fund. This was a tax-free transaction for existing Advisor Class shareholders.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Segment reporting
In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or their results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures.
The chief operating decision maker (CODM) for the Funds is CWAM through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Funds have a single operating segment because the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of each Fund’s prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Funds’ financial statements.
Security valuation
Securities of the Funds are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in good faith under consistently applied procedures approved by the Board of Trustees. Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Columbia Acorn Family of Funds  | 2024

Notes to Financial Statements (continued)
December 31, 2024
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Foreign currency transactions and translations
Values of investments denominated in foreign currencies are converted into U.S. dollars using the New York spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate.
Security transactions and investment income
Security transactions, investment income and shareholder fund transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income and realized gain distributions from other funds are recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Funds. Interest income is recorded on the accrual basis and includes amortization of discounts on debt obligations when required for federal income tax purposes. Realized gains and losses from security transactions are recorded on an identified cost basis.
Awards, if any, from class action litigation related to securities owned may be recorded as a reduction of cost of those securities. If the applicable securities are no longer owned, the proceeds are recorded as realized gains.
The Funds may receive distributions from holdings in exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. To the extent actual information has not yet been reported by the REITs, estimates for return of capital may be made by the Funds’ management. Return of capital is recorded as a reduction of the cost basis of securities held. If the Funds no longer own the applicable securities, return of capital is recorded as a realized gain. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders. No estimates are made for ETFs and RICs.
Fund share valuation
Fund shares are sold and redeemed on a daily basis at net asset value, subject to any applicable sales charge. Net asset value per share is determined daily as of the close of trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. Generally, income, expenses and realized and unrealized gain/(losses) of a Fund are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. The distribution and service fees and transfer agent fees are charged to each specific class as expenses are incurred. Redemption fees are accounted for as an addition to paid in capital for purposes of determining the net asset value of each class.

Columbia Acorn Family of Funds  | 2024

Notes to Financial Statements (continued)
December 31, 2024
Securities lending
Each Fund, except Columbia Thermostat FundSM, may lend securities up to one-third of the value of its total assets to certain approved brokers, dealers, banks and or other institutional borrowers of securities that the Funds’ securities lending agent has determined are credit worthy under guidelines established by the Board of Trustees, to earn additional income. The Funds retain the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The Funds also receive a fee for the loan. The Funds have the ability to recall the loans at any time and could do so in order to vote proxies or to sell the loaned securities. Each loan is collateralized by cash that exceeds the value of the securities on loan. The market value of the loaned securities is determined daily at the close of business of a Fund and any additional required collateral is delivered to the Fund on the next business day. The Funds have elected to invest the cash collateral in the Dreyfus Government Cash Management Fund, a third-party institutional government money market fund in accordance with investment guidelines contained in the securities lending agreement and approved by the Board of Trustees. The income earned from the securities lending program is paid to each Fund, net of any fees remitted to Goldman Sachs Agency Lending, the Funds’ lending agent, and net of any borrower rebates. The Investment Manager does not retain any fees earned by the lending program. Generally, in the event of borrower default, a Fund has the right to use the collateral to offset any losses incurred. In the event a Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. Some of these losses may be indemnified by the lending agent. The Funds bear the risk of loss with respect to the investment of collateral. The net securities lending income earned as of December 31, 2024 by each Fund is included in the Statement of Operations.
Offsetting of assets and liabilities
The following table presents the Funds’ gross and net amount of assets and liabilities available for offset under netting agreements and under a securities lending agreement as well as the related collateral received by each Fund with securities on loan as of December 31, 2024:
	Columbia Acorn® Fund	Columbia Acorn International®
	Goldman Sachs ($)	Goldman Sachs ($)
Liabilities
Collateral on Securities Loaned	44,765,895	4,817,278
Total Liabilities	44,765,895	4,817,278
Total Financial and Derivative Net Assets	(44,765,895)	(4,817,278)
Financial Instruments	43,846,367	4,572,764
Net Amount (a)	(919,528)	(244,514)

(a)	Represents the net amount due from/(to) counterparties in the event of default.
Securities lending transactions
The following table indicates the total amount of securities loaned by type, reconciled to gross liability payable upon return of the securities loaned by the Funds as of December 31, 2024:
	Overnight and continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Columbia Acorn® Fund
Securities lending transactions
Equity securities	$43,846,367	$—	$—	$—	$43,846,367
Gross amount of recognized liabilities for securities lending (collateral received)					44,765,895
Amounts due to counterparty in the event of default					$919,528
Columbia Acorn International®
Securities lending transactions
Equity securities	$4,572,764	$—	$—	$—	$4,572,764
Gross amount of recognized liabilities for securities lending (collateral received)					4,817,278
Amounts due to counterparty in the event of default					$244,514
Columbia Acorn Family of Funds  | 2024

Notes to Financial Statements (continued)
December 31, 2024
Federal income tax status
It is each Fund’s policy to comply with the provisions of the Internal Revenue Code available to regulated investment companies and, in the manner provided therein, distribute substantially all their taxable income, as well as any net realized gain on sales of investments and foreign currency transactions reportable for federal income tax purposes. Columbia Thermostat FundSM distributes all of its taxable income, as well as any net realized gain on sales of portfolio fund shares and any distributions of net realized gains received by the Fund from its portfolio funds, reportable for federal income tax purposes. Accordingly, the Funds paid no federal income taxes and no federal income tax provision was required.
Foreign taxes
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
The Fund may file withholding tax reclaims in certain European Union countries to recover a portion of foreign taxes previously withheld on dividends earned, which may be reclaimable based upon certain provisions in the Treaty on the Functioning of the European Union (EU) and subsequent rulings by the European Court of Justice. The Fund may record a reclaim receivable when the amount is known, the Fund has received notice of a pending refund, and there are no significant uncertainties on collectability. Income received from EU reclaims is included in the Statement of Operations.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date.
Guarantees and indemnification
In the normal course of business, the Trust on behalf of the Funds enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Trust’s organizational documents, the trustees and officers of the Trust are indemnified against certain liabilities that may arise out of their duties to the Trust. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Investment management fees
CWAM is a wholly-owned subsidiary of Columbia Management Investment Advisers, LLC (Columbia Management), which is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). CWAM furnishes continuing investment supervision to the Funds and is responsible for the overall management of the Funds’ business affairs.

Columbia Acorn Family of Funds  | 2024

Notes to Financial Statements (continued)
December 31, 2024
CWAM receives a monthly advisory fee based on each Fund’s daily net assets at the following annual rates:
Columbia Acorn® Fund
Average daily net assets	Annual fee rate
Up to $700 million	0.74%
$700 million to $2 billion	0.69%
$2 billion to $6 billion	0.64%
$6 billion and over	0.63%

Columbia Acorn International®
Average daily net assets	Annual fee rate
Up to $100 million	1.10%
$100 million to $250 million	0.94%
$250 million to $500 million	0.90%
$500 million to $1 billion	0.74%
$1 billion and over	0.72%

Columbia Acorn International SelectSM
Average daily net assets	Annual fee rate
Up to $500 million	0.89%
$500 million and over	0.85%

Columbia Thermostat FundSM
Annual fee rate
All average daily net assets	0.10%

Columbia Acorn European FundSM
Average daily net assets	Annual fee rate
Up to $100 million	1.19%
$100 million to $500 million	0.94%
$500 million and over	0.74%
In June 2024, the Board of Trustees approved a reduction in the advisory fee rates payable to the Investment Manager by Columbia Acorn International®. Prior to September 3, 2024, Columbia Acorn International® paid investment advisory fees at the annual rate of 1.19% on the first $100 million, 0.94% from $100 million to $500 million and 0.74% for $500 million and over.
For the year ended December 31, 2024, the effective investment advisory fee rates were as follows:
Fund	Effective investment advisory fee rate (%)
Columbia Acorn® Fund	0.69
Columbia Acorn International®	0.85
Columbia Acorn International SelectSM	0.89
Columbia Thermostat FundSM	0.10
Columbia Acorn European FundSM	1.19
Advisory Affiliates
The Investment Manager and its investment advisory affiliates, including Columbia Management (Affiliates), may coordinate in providing services to their clients. These Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with the appropriate respective regulators and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States. The Investment Manager
Columbia Acorn Family of Funds  | 2024

Notes to Financial Statements (continued)
December 31, 2024
engages employees of Affiliates to provide portfolio management services to the Funds. These employees provide services to the Investment Manager pursuant to personnel-sharing agreements or other inter-company arrangements and the Funds pay no additional fees and expenses as a result of any such arrangements.
Specifically, pursuant to such arrangements, employees of Affiliates, including Columbia Management and Threadneedle International Limited, serve as “associated persons” of the Investment Manager and, in this capacity, serve as Fund portfolio managers and provide portfolio management services to the Fund on behalf of the Investment Manager subject to the oversight and supervision of the Investment Manager and the Funds’ Chief Compliance Officer, consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and SAI, and the Investment Manager’s and the Funds’ compliance policies and procedures.
Administration fees
CWAM provides administrative services and receives an administration fee from the Funds at the following annual rates:
Columbia Acorn Trust
Aggregate average daily net assets of the trust	Annual fee rate
Up to $8 billion	0.050%
$8 billion to $16 billion	0.040%
$16 billion to $35 billion	0.030%
$35 billion to $45 billion	0.025%
$45 billion and over	0.015%
For the year ended December 31, 2024, the effective administration fee rate was 0.050% of each Fund’s average daily net assets. CWAM has contractually delegated to Columbia Management responsibility to provide certain sub-administrative services to the Funds.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Funds as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s liability for these amounts is adjusted for market value changes and remains in the Funds until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Funds. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer, Dividend Disbursing and Shareholders’ Servicing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency, dividend disbursing and shareholder services to the Funds for which the Funds pay transfer agency fees. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to provide certain services and assist the Transfer Agent in carrying out its duties. The Transfer Agent pays the fees of SS&C GIDS for its services and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees). In addition, the Transfer Agent enters into agreements with various financial intermediaries through which investors may hold Fund shares, including Ameriprise Financial and its affiliates. These intermediaries also may provide shareholder

Columbia Acorn Family of Funds  | 2024

Notes to Financial Statements (continued)
December 31, 2024
services (Additional Shareholder Services) for which they are compensated by the Transfer Agent, which is in turn compensated by the Funds. Additional Shareholder Services may include sub-accounting, sub-transfer agency, participant recordkeeping, shareholder or participant reporting, shareholder or participant transaction processing, shareholder or participant tax monitoring and reporting and/or the provision of call center support and other customer services.
The Funds pay the Transfer Agent a monthly transfer agency fee that varies by account type (on a per account or asset-based basis) based on the cost of servicing the Funds. In addition, subject to certain limitations described in the Funds’ prospectuses and except with respect to Institutional 3 Class shares, the Funds pay a fee to the Transfer Agent for the Additional Shareholder Services provided by financial intermediaries who maintain shares through omnibus or networked accounts in amounts that vary by share class and with the distribution channel, type of intermediary and type of services provided.
The Funds compensate the Transfer Agent for certain out-of-pocket expenses as approved by the Board of Trustees from time to time. Such out-of-pocket expenses may include networking account fees paid to dealer firms by the Transfer Agent with respect to shareholder accounts established or maintained pursuant to the National Securities Clearing Corporation’s (NSCC) networking system. A significant portion of such networking account fees are paid by the Transfer Agent to dealer firms affiliated with Ameriprise Financial and its affiliates.
The Transfer Agent also receives compensation from the Funds for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. As a result of Institutional 2 Class and Institutional 3 Class shares of Columbia Acorn European FundSM being liquidated, April 19, 2024 was the last day Columbia Acorn European FundSM paid a transfer agency fee for each share class.
Please see Expenses waived/reimbursed by the Investment Manager and its affiliates below for information about the Transfer Agent’s contractual agreements to limit the fees payable to it by certain share classes of the Funds.
For the year ended December 31, 2024, the Funds’ effective transfer agency fee rates, which reflect the contractual limitations described below in Expenses waived/reimbursed by the Investment Manager, as a percentage of average daily net assets of each class were as follows:
Fund	Class A (%)	Advisor Class (%)	Class C (%)	Institutional Class (%)	Institutional 2 Class (%)	Institutional 3 Class (%)	Class R (%)	Class S (%)
Columbia Acorn® Fund	0.08	0.07 (a)	0.08	0.08	0.05	0.01	—	0.08 (b)
Columbia Acorn International®	0.10	0.09 (a)	0.03 (a)	0.10	0.05	0.01	0.03 (a)	0.10 (b)
Columbia Acorn International SelectSM	0.19	0.17 (a)	0.06 (a)	0.19	0.05	0.00	—	0.19 (b)
Columbia Thermostat FundSM	0.09	0.08 (a)	0.09	0.09	0.04	0.00	—	0.10 (b)
Columbia Acorn European FundSM	0.12	0.11 (a)	0.04 (a)	0.12	0.02 (a)	0.01 (a)	—	—

(a)	Unannualized.
(b)	Annualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Funds and recorded as part of expense reductions in the Statement of Operations.
For the year ended December 31, 2024, these minimum account balance fees reduced total expenses as follows:
Fund	Amount ($)
Columbia Acorn® Fund	5,596
Columbia Acorn International®	4,511
Columbia Acorn International SelectSM	6,767
Columbia Thermostat FundSM	160
Columbia Acorn European FundSM	40
Columbia Acorn Family of Funds  | 2024

Notes to Financial Statements (continued)
December 31, 2024
Distribution and service fees
Columbia Management Investment Distributors, Inc. (CMID), a wholly owned subsidiary of Ameriprise Financial, is the distributor of the Funds. Each Fund has adopted a distribution and service plan which requires it to pay CMID a monthly service fee equal to 0.25% annually of the average daily net assets attributable to Class A and Class C shares and a monthly distribution fee equal to 0.75% and 0.50%, annually, of the average daily net assets attributable to Class C and Class R shares, respectively. CMID receives no compensation with respect to Institutional Class, Institutional 2 Class, Institutional 3 Class and Class S shares. As a result of Class C shares of Columbia Acorn International®, Columbia Acorn International SelectSM and Columbia Acorn European FundSM being converted into Class A shares, April 15, 2024 was the last day Columbia Acorn International®, Columbia Acorn International SelectSM and Columbia Acorn European FundSM paid a distribution and service fee for Class C shares. As a result of Class R shares of Columbia Acorn International® being liquidated, April 19, 2024 was the last day Columbia Acorn International® paid a distribution and service fee for Class R shares.
Sales charges (unaudited)
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the year ended December 31, 2024, if any, are listed below:
	Front End (%)		CDSC (%)		Amount ($)
Fund	Class A	Class C	Class A	Class C	Class A	Class C
Columbia Acorn® Fund	5.75	—	0.50 - 1.00 (a)	1.00 (b)	46,696	285
Columbia Acorn International®	5.75	—	0.50 - 1.00 (a)	1.00 (b)	24,784	16
Columbia Acorn International SelectSM	5.75	—	0.50 - 1.00 (a)	1.00 (b)	9,659	—
Columbia Thermostat FundSM	5.75	—	0.50 - 1.00 (a)	1.00 (b)	202,692	4,913
Columbia Acorn European FundSM	5.75	—	0.50 - 1.00 (a)	1.00 (b)	2,106	10

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Funds’ other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
Columbia Acorn® Fund
Through April 30, 2025, CWAM has contractually agreed to waive fees and/or reimburse expenses so that ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund’s investments in other investment companies, if any) paid by Columbia Acorn® Fund do not exceed the following annual rates as a percentage of the classes’ average daily net assets:
Fund	Class A	Class C	Institutional Class	Institutional 2 Class	Institutional 3 Class	Class S
Columbia Acorn® Fund	1.08%	1.83%	0.83%	0.80%	0.75%	0.83%
This agreement is a continuation of an arrangement that was put in place April 22, 2023 to extend through April 30, 2025. It may not be modified or terminated, without approval from the Fund’s Board of Trustees and CWAM.

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Notes to Financial Statements (continued)
December 31, 2024
Columbia Acorn International®
Through April 30, 2025, CWAM has contractually agreed to waive fees and/or reimburse expenses so that ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund’s investments in other investment companies, if any) paid by Columbia Acorn International® do not exceed the following annual rates as a percentage of the classes’ average daily net assets:
Fund	Class A	Institutional Class	Institutional 2 Class	Institutional 3 Class	Class S
Columbia Acorn International®	1.23%	0.98%	0.92%	0.88%	0.98%
This agreement is an extension of the arrangement that was previously in place through April 30, 2024. It may not be modified or terminated, without approval from the Fund’s Board of Trustees and CWAM.
Prior to May 1, 2024, the Transfer Agent contractually agreed to limit the total fees payable to it by Columbia Acorn International® for Institutional 2 Class shares of the Fund to not more than 0.05% of the average daily net assets attributable to that share class.
Columbia Acorn International SelectSM
Through April 30, 2025, CWAM has contractually agreed to waive fees and/or reimburse expenses so that ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund’s investments in other investment companies, if any) paid by Columbia Acorn International SelectSM do not exceed the following annual rates as a percentage of the classes’ average daily net assets:
Fund	Class A	Institutional Class	Institutional 2 Class	Institutional 3 Class	Class S
Columbia Acorn International Select SM	1.24%	0.99%	0.84%	0.79%	0.99%
This agreement is an extension of the arrangement that was previously in place through April 30, 2024. It may not be modified or terminated, without approval from the Fund’s Board of Trustees and CWAM.
With respect to Columbia Acorn International SelectSM, the Transfer Agent contractually agreed, effective May 1, 2024, to waive a portion of the fees payable by the Fund such that through April 30, 2025, fees paid by the Fund to the Transfer Agent do not exceed the annual rate of (i) 0.05% of the average daily net assets of Institutional 2 Class shares of the Fund and (ii) 0.00% of the average daily net assets of Institutional 3 Class shares of the Fund. This agreement may not be modified or terminated without the approval of the Fund’s Board of Trustees.
Columbia Thermostat FundSM
Through April 30, 2025, CWAM has contractually agreed to waive fees and/or reimburse expenses so that ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund’s investments in its underlying portfolio funds) paid by Columbia Thermostat FundSM do not exceed the following annual rates as a percentage of the classes’ average daily net assets:
Fund	Class A	Class C	Institutional Class	Institutional 2 Class	Institutional 3 Class	Class S
Columbia Thermostat FundSM	0.50%	1.25%	0.25%	0.20%	0.16%	0.25%
This agreement is an extension of the arrangement that was previously in place through April 30, 2024. It may not be modified or terminated, without approval from the Fund’s Board of Trustees and CWAM.
With respect to Columbia Thermostat FundSM, the Transfer Agent contractually agreed, effective May 1, 2024, to waive a portion of the fees payable by the Fund such that through April 30, 2025, fees paid by the Fund to the Transfer Agent do not exceed the annual rate of (i) 0.04% of the average daily net assets of Institutional 2 Class shares of the Fund and (ii) 0.00% of the average daily net assets of Institutional 3 Class shares of the Fund. This agreement may not be modified or terminated without the approval of the Fund’s Board of Trustees.
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Notes to Financial Statements (continued)
December 31, 2024
Columbia Acorn European FundSM
Through April 30, 2025, CWAM has contractually agreed to waive fees and/or reimburse expenses so that ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund’s investments in other investment companies, if any) paid by Columbia Acorn European FundSM do not exceed the following annual rates as a percentage of the classes’ average daily net assets:
Fund	Class A	Institutional Class
Columbia Acorn European FundSM	1.45%	1.20%
This agreement is an extension of the arrangement that was previously in place through April 30, 2024. It may not be modified or terminated, without approval from the Fund’s Board of Trustees and CWAM.
Voluntary waivers and reimbursements
In addition to these contractual agreements, CWAM has voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund’s investments in other investment companies, if any) so that Columbia Acorn International® and Columbia Acorn International SelectSM Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes.
Any fees waived and/or expenses reimbursed under the contractual and voluntary fee waiver/expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At December 31, 2024, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, passive foreign investment company (pfic) holdings, late-year ordinary losses, capital loss carryforwards, trustees’ deferred compensation, net operating loss reclassification, re-characterization of distributions for investments, foreign currency transactions, excess distributions and miscellaneous adjustments. To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Fund	Undistributed (excess of distributions over) net investment income ($)	Accumulated net realized gain (loss) ($)	Paid in capital decrease ($)
Columbia Acorn® Fund	14,112,478	222,877	(14,335,355)
Columbia Acorn International®	4,212,125	(4,212,125)	—
Columbia Acorn International SelectSM	1,245,125	(1,245,125)	—
Columbia Thermostat FundSM	3,602,799	(3,602,799)	—
Columbia Acorn European FundSM	482,742	(423,289)	(59,453)
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by these reclassifications.

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Notes to Financial Statements (continued)
December 31, 2024
The tax character of distributions paid during the years indicated was as follows:
	Year Ended December 31, 2024			Year Ended December 31, 2023
Fund	Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
Columbia Acorn® Fund	—	—	—	—	—	—
Columbia Acorn International®	32,706,710	77,255,186	109,961,896	—	—	—
Columbia Acorn International SelectSM	2,132,987	—	2,132,987	—	—	—
Columbia Thermostat FundSM	40,091,566	—	40,091,566	34,009,752	—	34,009,752
Columbia Acorn European FundSM	1,101,985	—	1,101,985	432,044	—	432,044
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Fund	Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
Columbia Acorn® Fund	—	—	(182,181,017)	496,444,159
Columbia Acorn International®	2,790,174	19,462,268	(72,881,285)	142,491,730
Columbia Acorn International SelectSM	5,391,047	—	(9,143,290)	15,163,301
Columbia Thermostat FundSM	5,706,111	—	(116,858,166)	11,883,996
Columbia Acorn European FundSM	—	—	(5,586,840)	8,454,771
At December 31, 2024, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Fund	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
Columbia Acorn® Fund	2,284,276,378	621,475,371	(125,031,212)	496,444,159
Columbia Acorn International®	747,641,394	232,712,591	(90,220,861)	142,491,730
Columbia Acorn International SelectSM	174,204,801	29,211,265	(14,047,964)	15,163,301
Columbia Thermostat FundSM	1,187,303,532	31,738,099	(19,854,103)	11,883,996
Columbia Acorn European FundSM	32,535,368	10,949,025	(2,494,254)	8,454,771
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2024, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended December 31, 2024, capital loss carryforwards utilized, if any, were as follows:
Fund	No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
Columbia Acorn® Fund	(180,977,174)	(1,203,843)	(182,181,017)	361,225,530
Columbia Acorn International®	(46,612,186)	(26,269,099)	(72,881,285)	288,119
Columbia Acorn International SelectSM	(9,143,290)	—	(9,143,290)	16,273,994
Columbia Thermostat FundSM	—	(116,858,166)	(116,858,166)	4,479,190
Columbia Acorn European FundSM	(5,586,840)	—	(5,586,840)	11,923,882
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. As of December 31, 2024, the Funds will elect to treat the following late-year ordinary losses and post-October capital losses as arising on January 1, 2025.
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Notes to Financial Statements (continued)
December 31, 2024
Fund	Late year ordinary losses ($)	Post-October capital losses ($)
Columbia Acorn European FundSM	40,144	—
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
For the year ended December 31, 2024, the cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, for each Fund aggregated to:
	Purchases ($)	Proceeds from sales ($)
Columbia Acorn® Fund	2,236,234,283	2,632,264,494
Columbia Acorn International®	293,915,821	491,414,910
Columbia Acorn International SelectSM	145,160,693	176,298,726
Columbia Thermostat FundSM	1,442,919,997	1,611,708,923
Columbia Acorn European FundSM	24,117,783	40,158,096
The amount of purchase and sales activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
Each Fund may invest in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by each Fund and other affiliated funds (the Affiliated MMF). The income earned by the Funds from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, each Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, each Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.

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Notes to Financial Statements (continued)
December 31, 2024
During the year ended December 31, 2024, the following Funds had borrowings:
Fund	Average loan balance ($)	Weighted average interest rate (%)	Days outstanding
Columbia Acorn International®	1,172,727	6.34	22
Columbia Acorn International SelectSM	233,333	6.47	3
Columbia Thermostat FundSM	5,464,286	6.30	14
Columbia Acorn European FundSM	316,667	6.42	12
Interest expense incurred by the Funds is recorded as Line of credit interest in the Statement of Operations. The Funds had no outstanding borrowings at December 31, 2024.
Note 8. Significant risks
Foreign securities and emerging market countries risk
Investing in foreign securities may involve heightened risks relative to investments in U.S. securities. Investing in foreign securities subjects the Funds to the risks associated with the issuer’s country of organization and places of business operations, including risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may be more volatile and less liquid than U.S. securities. Investing in emerging markets may increase these risks and expose the Funds to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that Columbia Acorn International®, Columbia Acorn International SelectSM and Columbia Acorn European FundSM concentrate their investment exposure to any one or a few specific countries, the Funds will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified. The financial information and disclosure made available by issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign securities. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries.  Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Geographic focus risk
Columbia Acorn International®, Columbia Acorn International SelectSM and Columbia Acorn European FundSM may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Funds invest. The Funds’ net asset value may be more volatile than the net asset value of a more geographically diversified fund.
Asia Pacific Region. Columbia Acorn International® and Columbia Acorn International SelectSM may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in the Asia Pacific region. Many of the countries in the region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Funds than if the Funds were more geographically diversified. This could result in increased volatility in the value of the Funds’ investments and losses for the Funds. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Funds to sell such securities at a desirable time and price.
Europe. Columbia Acorn International®, Columbia Acorn International SelectSM and Columbia Acorn European FundSM may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions, including acts of war or other conflicts in the region, affecting issuers and countries in Europe. Countries in Europe are often closely connected and interdependent, and events in one European country can have an adverse impact on, and potentially spread to, other European countries. In addition, significant private or public debt problems in a single European Union (EU) country can pose economic risks to the EU as a whole. As a result, the Funds’ net asset value may be more volatile than the net asset value of
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Notes to Financial Statements (continued)
December 31, 2024
a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Funds to underperform other funds that do not focus their investments in this region of the world. Uncertainty caused by the departure of the United Kingdom (UK) from the EU, which occurred in January 2020, could have negative impacts on the UK and EU, as well as other European economies and the broader global economy. These could include negative impacts on currencies and financial markets as well as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which could adversely affect the value of your investment in the Fund.
Japan. Columbia Acorn International® and Columbia Acorn International SelectSM are particularly susceptible to the social, political, economic, regulatory and other conditions or events that may affect Japan’s economy. The Japanese economy is heavily dependent upon international trade, including, among other things, the export of finished goods and the import of oil and other commodities and raw materials.  Because of its trade dependence, the Japanese economy is particularly exposed to the risks of currency fluctuation, foreign trade policy and regional and global economic disruption, including the risk of increased tariffs, embargoes, and other trade limitations or factors. Strained relationships between Japan and its neighboring countries, including China, South Korea and North Korea, based on historical grievances, territorial disputes, and defense concerns, may also cause uncertainty in Japanese markets. As a result, additional tariffs, other trade barriers, or boycotts may have an adverse impact on the Japanese economy. Japanese government policy has been characterized by economic regulation, intervention, protectionism and large government deficits. The Japanese economy is also challenged by an unstable financials sector, highly leveraged corporate balance sheets and extensive cross-ownership among major corporations. Structural social and labor market changes, including an aging workforce, population decline and traditional aversion to labor mobility may adversely affect Japan’s economic competitiveness and growth potential. The potential for natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, could also have significant negative effects on Japan’s economy. As a result of the Fund’s investment in Japanese securities, the Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund. If securities of issuers in Japan fall out of favor, it may cause the Funds to underperform other funds that do not focus their investments in Japan.
Health care sector risk
Columbia Acorn® Fund is more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent upon a relatively limited number of products or services). Performance of such companies may be affected by factors including government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.
Industrial sector risk
Columbia Acorn® Fund, Columbia Acorn International®, Columbia Acorn International SelectSM and Columbia Acorn European FundSM are more susceptible to the particular risks that may affect companies in the industrials sector than if they were invested in a wider variety of companies in unrelated sectors. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events, economic conditions and risks for environmental damage and product liability claims.
Information technology sector risk
Columbia Acorn International® is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology

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Notes to Financial Statements (continued)
December 31, 2024
sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Funds may incur losses due to declines in the value of one or more securities in which they invest. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Funds’ ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Shareholder concentration risk
At December 31, 2024, the table below details the affiliated and significant unaffiliated shareholder account ownership of outstanding shares of each Fund. The Funds have no knowledge about whether any portion of these unaffiliated shares were owned beneficially. Fund shares sold to or redeemed by these accounts may have a significant effect on the operations of the Funds.
Fund	Percentage of shares outstanding held — affiliated (%)
Columbia Acorn® Fund	—
Columbia Acorn International®	—
Columbia Acorn International SelectSM	26.4
Columbia Thermostat FundSM	24.4
Columbia Acorn European FundSM	31.1
Small- and mid-cap company risk
Columbia Acorn® Fund, Columbia Acorn International®, Columbia Acorn International SelectSM and Columbia Acorn European FundSM investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.
A joint special meeting of shareholders (the Meeting) of the series of Columbia Acorn Trust (the Trust) will be held on February 26, 2025, at which shareholders will be asked to elect fifteen nominees to the Board of Trustees of the Trust. It is anticipated that the current Trustees of the Board will resign shortly after the election of the nominees.
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Notes to Financial Statements (continued)
December 31, 2024
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Funds.
Note 11. Fund reorganization for Columbia Acorn® Fund
At the close of business on April 21, 2023, Columbia Acorn® Fund (the Fund) acquired the assets and assumed the identified liabilities of Columbia Acorn USA® (the Acquired Fund), a series of Columbia Acorn Trust. The reorganization was completed after the Board of Trustees of the Acquired Fund approved a plan of reorganization at a meeting held in December 2022. The purpose of the reorganization was to combine two funds with comparable investment objectives and strategies.
The aggregate net assets of the Fund immediately before the reorganization were $2,625,263,610 and the combined net assets immediately after the reorganization were $2,789,110,597.
The reorganization was accomplished by a tax-free exchange of 16,969,670 shares of the Acquired Fund valued at $163,846,987 (including $18,196,450 of unrealized appreciation/(depreciation)).
In exchange for the Acquired Fund’s shares, the Fund issued the following number of shares:
Shares
Class A	4,316,137
Advisor Class	1,525,071
Class C	74,005
Institutional Class	10,743,676
Institutional 2 Class	378,826
Institutional 3 Class	756,498
For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the Acquired Fund’s cost of investments was carried forward.
The Fund’s financial statements reflect both the operations of the Fund for the period prior to the reorganization and the combined Fund for the period subsequent to the reorganization. Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the combined Fund’s Statement of Operations since the reorganization was completed.

Columbia Acorn Family of Funds  | 2024

Notes to Financial Statements (continued)
December 31, 2024
Assuming the reorganization had been completed on January 1, 2023, the Fund’s pro-forma results of operations for the year ended December 31, 2023 would have been approximately:
($)
Net investment loss	(5,593,000)
Net realized gain	43,510,000
Net change in unrealized appreciation/(depreciation)	501,725,000
Net increase in net assets from operations	539,642,000
Columbia Acorn Family of Funds  | 2024

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Acorn Trust and Shareholders of Columbia Acorn Fund, Columbia Acorn International, Columbia Acorn International Select, Columbia Thermostat Fund and Columbia Acorn European Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Columbia Acorn Fund, Columbia Acorn International, Columbia Acorn International Select, Columbia Thermostat Fund and Columbia Acorn European Fund (five of the funds constituting Columbia Acorn Trust, hereafter collectively referred to as the "Funds") as of December 31, 2024, the related statements of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2024 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent, issuer of privately offered security and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
February 24, 2025
We have served as the auditor of one or more investment companies in the Columbia Acorn Trust since 2004.

Columbia Acorn Family of Funds  | 2024

Federal Income Tax Information
(Unaudited)
The Funds hereby designate the following tax attributes for the fiscal year ended December 31, 2024. Shareholders were notified in early 2025 of the amounts for use in preparing 2024 income tax returns.
	Qualified dividend income	Dividends received deduction	Capital gain dividend	Foreign taxes paid to foreign countries	Foreign taxes paid per share to foreign countries	Foreign source income	Foreign source income per share
Columbia Acorn® Fund	0.00%	0.00%	$0	$0	$0.0000	$0	$0.0000
Columbia Acorn International®	75.44%	0.00%	$82,975,575	$0	$0.0000	$18,885,916	$0.4637
Columbia Acorn International SelectSM	84.68%	0.00%	$0	$331,383	$0.0442	$4,660,080	$0.6210
Columbia Thermostat FundSM	7.61%	7.33%	$0	$0	$0.0000	$0	$0.0000
Columbia Acorn European FundSM	96.38%	0.00%	$0	$70,472	$0.0414	$800,521	$0.4699
Qualified dividend income. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents qualified dividend income subject to reduced tax rates.
Dividends received deduction. The percentage of ordinary income distributed during the fiscal year that qualifies for the corporate dividends received deduction.
Capital gain dividend. The Fund designates as a capital gain dividend the amount reflected above, or if subsequently determined to be different, the net capital gain of such fiscal period.
Foreign taxes. The Fund makes the election to pass through to shareholders the foreign taxes paid. Eligible shareholders may claim a foreign tax credit. These taxes, and the corresponding foreign source income, are provided in the table above.
Columbia Acorn Family of Funds  | 2024

Columbia Acorn Family of Funds
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Funds, go to columbiathreadneedleus.com/investor/. The Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Wanger Asset Management, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN110_12_R01_(02/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Acorn Trust

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	February 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	February 24, 2025

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Principal Accounting and Financial Officer

Date	February 24, 2025